Schedule of Investments
Invesco California AMT-Free Municipal Bond ETF (PWZ)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.37%
California-97.37%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGM)(a)	5.00%	10/01/2052	$1,000	$ 1,065,909
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	750	818,728
Alvord Unified School District, Series 2023 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	1,500	1,633,737
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	3,000	2,962,256
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2047	2,300	2,209,825
Bay Area Toll Authority (San Francisco Bay Area), Series 2021 F-2, Ref. RB	2.60%	04/01/2056	3,600	2,250,072
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	1,000	1,086,835
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.25%	04/01/2054	500	554,681
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-2, RB	4.13%	04/01/2054	1,200	1,166,896
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(a)	5.00%	09/01/2049	1,220	1,266,675
Burbank (City of), CA, Series 2023, RB	5.00%	06/01/2048	520	562,035
California (State of), Series 2013, GO Bonds	4.00%	04/01/2043	105	101,341
California (State of), Series 2014, GO Bonds	5.00%	10/01/2044	1,030	1,031,930
California (State of), Series 2014, Ref. GO Bonds	4.00%	11/01/2044	1,500	1,442,803
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	195	190,132
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	2,000	2,013,660
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	2,100	2,122,274
California (State of), Series 2016, GO Bonds	4.00%	09/01/2045	1,250	1,230,442
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	1,100	1,127,107
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	530	419,014
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	900	921,509
California (State of), Series 2017, GO Bonds	5.00%	08/01/2046	1,000	1,023,053
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	2,370	2,450,501
California (State of), Series 2018, GO Bonds	4.00%	10/01/2039	70	69,097
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	1,720	1,753,119
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,200	1,256,671
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2039	1,000	1,014,157
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	1,100	1,168,075
California (State of), Series 2020, GO Bonds	3.00%	11/01/2041	80	66,448
California (State of), Series 2020, GO Bonds	4.00%	11/01/2041	1,000	982,857
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	175	170,548
California (State of), Series 2020, GO Bonds	3.00%	03/01/2046	1,400	1,108,089
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	5,260	5,255,835
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	165	164,869
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	400	308,251
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	2,860	2,203,998
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2038	1,140	1,159,637
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2040	6,000	6,065,759
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	175	177,119
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	4,990	5,075,199
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	500	345,866
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	400	322,658
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	1,200	1,289,981
California (State of), Series 2021, GO Bonds	3.00%	12/01/2046	750	591,220
California (State of), Series 2021, GO Bonds	5.00%	12/01/2046	500	535,576
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	550	355,488
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	225	174,068
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	7,445	8,109,563
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	3,500	3,535,534
California (State of), Series 2022 CU, GO Bonds	4.75%	12/01/2042	3,000	3,089,853
California (State of), Series 2022 CU, GO Bonds	4.85%	12/01/2046	700	727,388
California (State of), Series 2022 CU, GO Bonds	5.50%	12/01/2052	895	962,794
California (State of), Series 2022, GO Bonds	5.00%	04/01/2047	1,100	1,188,965
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	4,350	4,810,360
California (State of), Series 2022, GO Bonds	4.00%	04/01/2049	2,900	2,852,450
California (State of), Series 2022, GO Bonds	3.00%	04/01/2052	2,245	1,723,047
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	1,700	1,715,205
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	2,320	2,412,333
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	2,560	2,795,927
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	$2,600	$ 2,624,301
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	3,000	3,289,111
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	300	314,297
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	125	137,258
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	1,600	1,752,728
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	2,100	2,348,026
California (State of), Series 2023, GO Bonds	4.00%	10/01/2050	1,500	1,468,804
California (State of), Series 2023, GO Bonds	5.25%	10/01/2050	1,600	1,771,259
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	6,200	6,862,254
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	2,500	2,524,775
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	2,200	2,327,685
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	6,065	6,684,686
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	3,480	3,509,078
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	6,000	6,610,151
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	2,000	2,214,114
California (State of) Educational Facilities Authority (Art Center College of Design), Series 2018 A, Ref. RB	5.00%	12/01/2044	1,000	1,014,782
California (State of) Educational Facilities Authority (Stanford University), Series 2013 U-3, RB	5.00%	06/01/2043	3,000	3,514,800
California (State of) Educational Facilities Authority (Stanford University), Series 2014 U-6, RB	5.00%	05/01/2045	3,200	3,734,860
California (State of) Educational Facilities Authority (Stanford University), Series 2016 U-7, RB	5.00%	06/01/2046	1,900	2,214,408
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,300	4,977,289
California (State of) Educational Facilities Authority (Stanford University), Series 2021 V-2, Ref. RB	5.00%	04/01/2051	2,000	2,316,999
California (State of) Educational Facilities Authority (Stanford University) (Sustainability Bonds), Series 2021, Ref. RB	2.25%	04/01/2051	400	240,856
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	2,000	2,043,214
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	230	204,507
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	2,115	2,042,739
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB	5.00%	08/15/2041	1,000	1,084,032
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	4.00%	08/15/2040	700	706,328
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	1,900	1,462,965
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	5.00%	08/15/2051	1,515	1,613,039
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	3.25%	08/15/2039	1,000	906,079
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	1,825	1,800,572
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	7,330	7,103,625
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	700	711,824
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	5.00%	11/15/2049	1,900	1,920,144
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2044	2,000	1,931,184
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2049	2,100	1,960,416
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	25	25,051
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2047	525	535,549
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	8,965	8,744,937
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	6,000	6,773,229
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014 A, RB	5.00%	08/15/2043	1,000	1,000,641
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	1,000	1,012,164
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	$145	$ 148,450
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022, Ref. RB	4.00%	05/15/2051	1,700	1,622,327
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB	4.00%	05/15/2046	2,000	1,941,946
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	3.00%	06/01/2047	1,000	776,176
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	4,000	3,789,289
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 B, RB	5.00%	10/01/2044	1,200	1,200,948
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	2,620	1,958,385
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	335	303,453
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016, Ref. RB	3.00%	10/01/2041	125	99,851
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	1,000	1,113,923
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2043	1,000	1,101,945
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2044	1,000	1,096,018
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	1,910	1,854,897
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	3,100	2,990,599
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	1,995	1,936,204
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	5,175	4,970,371
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	40	40,790
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	1,170	1,133,998
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	1,395	1,330,982
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	2,005	2,114,766
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	1,250	1,303,677
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	4.00%	10/01/2040	150	155,555
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	4.00%	10/01/2047	500	502,690
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2018, RB	5.00%	10/01/2043	50	52,447
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	3.00%	07/01/2050	2,000	1,474,798
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,250	1,210,296
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	60	62,899
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	1,000	1,039,030
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2052	1,000	1,035,240
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2043	1,000	1,018,286
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	3,085	2,405,482
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,000	927,897
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,000	2,001,088
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,000	1,006,307
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	500	479,151
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2051	1,000	749,479
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	1,000	729,453
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2019 A, Ref. RB	5.00%	10/01/2044	$1,000	$ 1,014,142
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2021, RB	4.00%	10/01/2049	1,000	914,143
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates), Series 2019, RB, (INS - Cal-Mortgage)(a)	5.00%	01/01/2049	685	712,084
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	610	589,780
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	1,000	921,572
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	500	480,118
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,029,207
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGM)(a)	5.25%	11/01/2052	1,900	1,992,567
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	2,000	2,023,169
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2052	1,000	1,008,230
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(b)	5.00%	11/21/2045	1,000	1,020,027
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	500	539,008
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	1,000	969,739
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	1,000	985,223
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	55	57,076
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	500	493,774
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	850	917,302
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	900	888,949
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2039	1,250	1,253,970
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	1,000	934,407
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	1,000	737,605
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2022 A, RB, (INS - AGM)(a)	5.25%	08/15/2052	1,000	1,061,741
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	300	304,677
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	3.00%	04/01/2046	1,250	988,773
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	4.00%	04/01/2051	300	269,933
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	1,000	983,119
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco), Series 2016, RB, (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	600	585,916
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	1,650	1,569,700
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	490	450,506
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	1,000	1,013,191
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	705	617,785
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	275	279,483
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	1,000	854,996
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	475	489,735
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC), Series 2016, Ref. RB	5.00%	05/15/2040	1,000	1,007,818
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	$1,500	$ 1,504,636
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2038	415	422,961
California State University, Series 2015 A, Ref. RB	4.00%	11/01/2043	25	24,820
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	1,600	1,622,581
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2038	535	535,599
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	1,610	1,644,681
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	1,000	990,719
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	700	712,278
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	3,000	3,136,171
California State University, Series 2019 A, RB	5.00%	11/01/2049	1,000	1,050,097
California State University, Series 2020 C, RB	4.00%	11/01/2045	1,720	1,696,769
California State University, Series 2023 A, RB	5.25%	11/01/2048	800	892,463
California State University, Series 2023 A, RB	5.25%	11/01/2053	750	830,084
Cerritos Community College District (Election of 2012), Series 2014 A, GO Bonds	4.00%	08/01/2044	100	99,266
Cerritos Community College District (Election of 2012), Series 2019 C, GO Bonds	3.00%	08/01/2044	55	43,963
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	5,090	5,037,329
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds	4.00%	06/01/2043	165	165,902
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	06/01/2048	1,000	1,043,380
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	2,000	2,015,312
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	5,000	5,247,937
Chino Valley Unified School District (Election of 2016), Series 2022 C, GO Bonds	4.00%	08/01/2055	4,835	4,675,277
Coachella Valley Unified School District (Election of 2005), Series 2016 E, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2045	1,500	1,465,031
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	115	112,234
Contra Costa Community College District (Election of 2014), Series 2014 A, GO Bonds	4.00%	08/01/2039	100	98,807
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	1,000	983,119
Desert Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2039	940	934,731
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	500	486,308
Desert Community College District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2051	1,000	957,191
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	1,000	992,014
East Bay Municipal Utility District, Series 2024 A, RB	5.00%	06/01/2049	1,000	1,091,842
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2042	1,500	1,559,279
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	2,000	2,074,157
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	1,000	1,036,609
Elk Grove Unified School District, Series 2016, Ref. COP, (INS - BAM)(a)	3.13%	02/01/2040	120	100,384
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds, (INS - AGM)(a)	4.00%	10/01/2044	975	960,962
Folsom Cordova Unified School District (Election of 2014), Series 2018 C, GO Bonds	4.00%	10/01/2043	475	469,852
Foothill-De Anza Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2040	2,000	1,987,546
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2046	4,500	4,265,369
Foothill-Eastern Transportation Corridor Agency, Series 2021 C, Ref. RB	4.00%	01/15/2043	2,336	2,269,837
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,000	1,819,664
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-2, Ref. RB	3.50%	01/15/2053	1,500	1,246,361
Fremont Union High School District, Series 2015, GO Bonds	4.00%	08/01/2044	1,000	985,423
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	3,110	3,109,023
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	2,000	1,946,923
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	2,500	2,417,413
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	4.00%	04/01/2054	1,000	966,202
Glendale Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2047	300	231,341
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	2,400	2,364,277
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2044	1,000	1,048,478
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	120	118,758
Hayward Area Recreation & Park District (Election of 2016), Series 2017 A, Ref. GO Bonds	4.00%	08/01/2046	1,295	1,283,312
Hayward Unified School District (Election of 2018), Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2050	10,000	9,725,787
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2046	1,200	1,227,227
Inland Valley Development Agency, Series 2014 A, Ref. RB	5.00%	09/01/2044	1,000	1,004,693
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,004,733
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	5.25%	09/01/2053	370	403,808
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	4.00%	09/01/2058	400	381,285
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	4.25%	05/01/2053	$3,500	$ 3,501,048
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	5,500	6,069,484
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	1,900	1,804,560
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	1,000	1,091,226
Irvine Unified School District (Community Facilities District No. 01-1), Series 2015, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2038	1,600	1,616,199
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	2,000	1,988,807
Kaweah Delta Health Care District Guild, Series 2015 B, RB	4.00%	06/01/2045	240	193,169
La Mesa-Spring Valley School District, Series 2023 B, GO Bonds	4.00%	08/01/2051	1,625	1,578,361
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	20	19,533
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	200	200,185
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	5,000	4,032,428
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	420	432,475
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	600	636,096
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2040	500	500,606
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2045	500	496,089
Long Beach (City of), CA Bond Finance Authority, Series 2023, RB	4.00%	08/01/2053	300	284,864
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,500	1,474,679
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2050	2,000	1,951,385
Los Angeles (City of), CA, Series 2013 A, RB	5.00%	06/01/2043	2,860	2,863,709
Los Angeles (City of), CA (Green Bonds), Series 2015 C, Ref. RB	5.00%	06/01/2045	700	706,887
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	700	730,179
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	3,000	3,253,675
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2048	20	20,982
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	1,610	1,694,995
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	1,000	1,041,382
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2039	2,000	2,167,887
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	1,185	1,280,108
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 B, Ref. RB	4.00%	05/15/2040	645	651,630
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	925	994,516
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	600	640,630
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	1,000	958,474
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds), Series 2022 I, RB	5.00%	05/15/2048	600	643,157
Los Angeles (City of), CA Department of Water & Power, Series 2014 A, RB(c)(d)	5.00%	08/22/2024	1,000	1,002,486
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB(c)(d)	5.00%	07/01/2024	630	630,497
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2039	1,370	1,370,561
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB(c)(d)	5.00%	07/01/2024	1,000	1,000,829
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB(c)(d)	5.00%	07/01/2024	1,000	1,000,829
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2040	1,000	1,017,487
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,200	2,237,117
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,500	2,541,412
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2042	1,500	1,525,751
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	2,700	2,786,416
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2041	1,000	1,033,174
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	1,205	1,243,687
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	4.00%	07/01/2047	1,000	961,267
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	2,000	2,079,607
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	1,285	1,349,100
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2048	1,000	1,044,956
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	$1,000	$ 1,049,111
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	680	710,570
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2049	1,000	1,048,525
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	350	370,349
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	2,235	2,343,454
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	2,250	2,457,232
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	1,210	1,313,044
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2051	1,100	1,173,001
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	1,000	1,086,303
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	1,000	1,079,814
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	3,750	4,050,830
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	1,250	1,338,454
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	560	603,681
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	2,000	2,172,022
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2052	2,000	2,156,028
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	1,000	1,082,774
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	4.00%	07/01/2049	3,965	3,791,864
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	2,500	2,739,125
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	2,500	2,737,917
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	1,500	1,647,026
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	2,000	2,182,692
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	1,100	1,196,210
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	1,200	1,295,345
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.25%	07/01/2053	1,235	1,369,954
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2053	750	813,489
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	1,000	1,040,694
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2040	60	62,516
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	400	416,842
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	2,200	2,313,638
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	2,000	2,006,112
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	585	585,023
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	850	863,222
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	200	211,735
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	1,095	1,147,829
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	400	402,813
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	350	375,365
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	3.00%	12/01/2050	585	431,387
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds	4.00%	08/01/2041	250	250,380
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	3,800	3,331,180
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2039	100	99,253
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	1,000	1,051,408
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	1,000	981,273
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	1,002,177
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	100	98,055
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	1,000	797,533
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	5,000	4,902,761
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	1,100	1,212,573
Los Angeles Unified School District (Sustainability Bonds), Series 2023, GO Bonds	5.00%	07/01/2041	15	16,767
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2040	905	918,366
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	965	1,017,264
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	3,000	2,956,394
Manteca Unified School District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2053	300	327,690
Marin (County of), CA Healthcare District (Election of 2013), Series 2015, GO Bonds	4.00%	08/01/2040	190	184,065
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	9,880	10,233,428
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	150	144,734
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	2,000	2,132,987
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	45	47,705
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2039	55	60,447
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2040	$1,200	$ 1,313,211
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	1,000	1,081,820
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	1,000	1,068,552
Modesto High School District (Election of 2022), Series 2022 A, GO Bonds	4.00%	08/01/2052	300	292,121
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	45	42,761
Monterey Peninsula Unified School District (Election of 2018), Series 2023 D, GO Bonds	4.00%	08/01/2047	5,000	4,895,553
Monterey Peninsula Unified School District (Election of 2018), Series 2023 D, GO Bonds	4.00%	08/01/2048	4,930	4,785,990
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	400	306,346
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	3,000	2,982,323
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a)	5.00%	08/01/2048	1,800	1,862,470
M-S-R Energy Authority, Series 2009 A, RB	6.50%	11/01/2039	1,100	1,361,562
M-S-R Energy Authority, Series 2009 B, RB	6.50%	11/01/2039	1,800	2,228,010
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	2,400	2,337,426
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	70	74,371
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	795	791,160
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2044	1,245	1,227,421
Natomas Unified School District (Election of 2014), Series 2017, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2042	1,000	990,161
Oak Grove School District (Election of 2022), Series 2023 A-2, GO Bonds	4.00%	08/01/2049	2,700	2,593,643
Oakland (City of), CA, Series 2020 B-1, GO Bonds	3.00%	01/15/2050	300	226,499
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGM)(a)	5.25%	08/01/2048	1,000	1,106,093
Oakland Unified School District (Election of 2020), Series 2021 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2046	1,000	967,062
Ohlone Community College District, Series 2016 C, GO Bonds	4.00%	08/01/2045	500	495,989
Ontario (City of), CA Public Financing Authority (Civic Center Improvements), Series 2022 A, RB, (INS - AGM)(a)	5.00%	11/01/2052	2,500	2,636,909
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	300	318,577
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	2,000	2,004,137
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	480	501,610
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	3,000	2,951,257
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	5.25%	08/01/2045	2,000	2,087,435
Palomar Health, Series 2016, Ref. RB	5.00%	11/01/2039	1,500	1,392,620
Palomar Health, Series 2017, Ref. RB	5.00%	11/01/2042	1,000	912,707
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	2,000	2,178,454
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	4.00%	08/01/2052	400	392,099
Peralta Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	50	48,861
Peralta Community College District, Series 2022 B, GO Bonds	5.50%	08/01/2052	1,000	1,121,465
Peralta Community College District (Election of 2006), Series 2016 D, GO Bonds	4.00%	08/01/2039	830	811,087
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	1,300	1,333,272
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2047	2,605	2,653,173
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,000	1,094,058
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	5,000	5,453,552
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	5,150	5,539,952
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2053	5,300	5,043,710
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	1,400	1,191,403
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2042	500	538,519
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	2,000	2,191,574
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2039	675	672,443
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2040	750	739,099
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2046	1,630	1,548,605
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	2,000	1,511,449
Riverside Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2042	225	223,454
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	2,700	2,750,957
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	5,000	5,111,328
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	4,000	4,252,787
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	500	548,685
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	500	544,403
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2047	1,500	1,628,311
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2052	3,000	3,241,897
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (City of), CA Unified School District (Measure Q) (Election of 2012), Series 2021 G, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2049	$1,000	$ 963,349
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	1,000	1,016,943
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2014 A, Ref. RB	5.00%	12/01/2044	1,525	1,525,117
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	1,000	1,073,613
Salinas Union High School District, Series 2022 A, GO Bonds	4.00%	08/01/2047	2,500	2,480,919
San Bernardino City Unified School District, Series 2020 F, GO Bonds, (INS - AGM)(a)	3.00%	08/01/2044	355	282,086
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	400	412,509
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	1,000	1,048,501
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	520	547,257
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	300	297,244
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	1,050	1,136,044
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2015 A, RB	5.00%	10/15/2044	1,000	1,011,444
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	1,535	1,647,191
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	300	292,035
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,500	1,580,114
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	2,000	2,086,759
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2046	500	483,928
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	750	800,329
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2051	1,000	957,213
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	2,000	1,882,574
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	1,000	1,020,888
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	2,500	2,736,869
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	4.00%	07/01/2045	115	113,967
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	2,770	2,709,750
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds	4.00%	07/01/2049	4,560	4,512,283
San Diego Unified School District (Election of 2012) (Green Bonds), Series 2021 N-2, GO Bonds	4.00%	07/01/2046	1,200	1,200,141
San Diego Unified School District (Election of 2018), Series 2019 B, GO Bonds	3.25%	07/01/2048	60	49,522
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2050	1,000	974,429
San Diego Unified School District (Election of 2018), Series 2023, GO Bonds	4.00%	07/01/2053	2,700	2,612,135
San Diego Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	07/01/2053	1,700	1,644,677
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB(c)(d)	5.00%	08/30/2024	2,000	2,005,492
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	8,570	8,710,847
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	2,735	2,814,268
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	1,625	1,685,102
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	1,040	1,084,976
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	900	939,916
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2039	2,200	2,174,036
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	950	935,955
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	1,000	1,059,503
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2045	4,110	4,452,522
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2050	950	924,898
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2041	1,200	1,223,151
San Francisco (City & County of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	500	381,464
San Francisco (City & County of), CA Public Utilities Commission (Local Water), Series 2020 C, RB	4.00%	11/01/2050	385	374,726
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	1,100	1,225,292
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	2,000	2,206,622
San Francisco (City & County of), CA Public Utilities Commission (Regional Water), Series 2020 B, RB	5.00%	11/01/2050	2,100	2,175,077
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	520	511,138
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 C, RB	4.00%	03/01/2051	1,000	962,805
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2020 C-1, GO Bonds	3.00%	08/01/2050	$2,500	$ 1,911,699
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2042	1,000	851,201
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.00%	08/01/2047	1,500	1,466,849
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.25%	08/01/2052	3,000	3,005,910
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019, GO Bonds	4.00%	08/01/2044	15	14,781
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	3,000	2,940,803
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	2,700	2,550,797
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2044	1,100	1,106,893
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2049	2,600	2,615,128
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	500	515,392
San Jose (City of), CA Financing Authority (Green Bonds), Series 2022 B, RB	5.00%	11/01/2052	1,100	1,197,256
San Juan Unified School District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2049	2,000	1,939,262
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	1,000	1,094,890
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	300	298,551
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	5,000	5,000,940
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	3,500	3,690,286
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	495	520,361
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	1,455	1,534,910
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2046	1,000	676,447
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2051	1,000	632,201
San Mateo Union High School District, Series 2021 B, GO Bonds	2.00%	09/01/2045	1,000	608,350
San Mateo Union High School District, Series 2021 B, GO Bonds	2.13%	09/01/2048	300	178,029
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	5,000	4,955,671
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	3.25%	08/01/2039	50	42,794
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2047	200	159,703
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	100	97,565
Santa Clara Valley Water District, Series 2016 A, Ref. RB	5.00%	06/01/2046	390	396,593
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	992,665
South San Francisco Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	09/01/2048	125	121,857
Southern California Public Power Authority, Series 2023-1A, RB	5.00%	07/01/2048	1,905	2,079,267
Southern California Public Power Authority, Series 2023-1A, RB	5.25%	07/01/2053	2,200	2,438,623
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	1,300	1,286,548
Sunnyvale Financing Authority (Green Bonds), Series 2020, RB	4.00%	04/01/2045	2,000	1,964,478
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	1,000	978,844
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	1,200	1,203,788
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	2,000	2,009,747
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2041	700	715,777
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	1,135	1,157,022
University of California, Series 2017 AV, RB	5.25%	05/15/2042	4,000	4,173,296
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	1,915	2,007,760
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	3,500	3,650,194
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	1,000	1,048,934
University of California, Series 2019 BB, Ref. RB	5.00%	05/15/2049	1,705	1,793,696
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,750	2,703,707
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2050	2,000	1,962,132
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	4,000	3,963,168
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	4,355	4,265,465
University of California, Series 2022 BK, RB	5.00%	05/15/2052	3,980	4,261,013
University of California, Series 2023 BN, Ref. RB	5.50%	05/15/2040	5,000	5,777,150
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	5,000	5,564,260
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2041	1,000	1,123,412
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	1,000	1,118,338
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	1,150	1,277,338
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2041	500	561,706
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2042	$500	$ 559,169
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	1,000	1,110,729
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2045	1,000	1,105,549
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	2,650	2,614,222
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	2,225	2,301,577
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	125	122,896
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	3,000	3,126,503
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	1,500	1,556,458
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2039	1,500	1,525,441
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	5,000	5,358,587
University of California (Limited), Series 2021 Q, Ref. RB	3.00%	05/15/2051	2,000	1,536,680
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	1,250	1,218,341
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	400	404,351
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	1,000	978,298
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	1,500	1,653,363
West Valley-Mission Community College District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2040	1,225	1,210,214
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.), Series 2014, RB	5.00%	06/01/2044	285	285,052
TOTAL INVESTMENTS IN SECURITIES(e)-97.37% (Cost $837,534,224)				817,180,843
OTHER ASSETS LESS LIABILITIES-2.63%				22,104,162
NET ASSETS-100.00%				$839,285,005

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2024 represented less than 1% of the Fund’s Net Assets.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco CEF Income Composite ETF (PCEF)
May 31, 2024
(Unaudited)
	Shares	Value
Closed-End Funds-99.82%
Bonds-29.97%
Aberdeen Asia-Pacific Income Fund, Inc.(a)	3,105,174	$ 8,228,711
BlackRock Core Bond Trust(a)	408,015	4,345,360
BlackRock Credit Allocation Income Trust(a)	832,665	8,817,922
BlackRock Limited Duration Income Trust(a)	270,655	3,724,213
BlackRock Multi-Sector Income Trust(a)	233,378	3,439,992
BlackRock Taxable Municipal Bond Trust(a)	690,283	10,899,569
Blackstone Long-Short Credit Income Fund(a)	155,747	1,959,297
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(a)	321,982	6,420,321
Cohen & Steers Select Preferred and Income Fund, Inc.(a)	109,287	2,128,911
DoubleLine Income Solutions Fund(a)	672,557	8,406,963
DoubleLine Opportunistic Credit Fund(a)	107,832	1,620,715
Eaton Vance Limited Duration Income Fund(a)	1,295,399	12,707,864
Eaton Vance Short Duration Diversified Income Fund(a)	119,476	1,307,067
First Trust Intermediate Duration Preferred & Income Fund(a)	669,950	11,871,514
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.(a)	259,925	4,850,201
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.	603,768	8,827,088
Flaherty & Crumrine Total Return Fund, Inc.(a)	147,503	2,264,171
Franklin Ltd. Duration Income Trust	520,330	3,283,282
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust(a)	153,277	2,490,751
Invesco Bond Fund(a)(b)	99,838	1,570,452
Invesco Senior Income Trust(a)(b)	983,476	4,110,930
John Hancock Preferred Income Fund(a)	174,053	2,903,204
John Hancock Preferred Income Fund II(a)	140,104	2,394,377
John Hancock Preferred Income Fund III(a)	202,177	3,145,874
John Hancock Premium Dividend Fund(a)	429,388	4,937,962
MFS Charter Income Trust(a)	480,421	2,993,023
MFS Intermediate Income Trust(a)	1,047,128	2,743,475
MFS Multimarket Income Trust	652,364	3,026,969
Nuveen Credit Strategies Income Fund(a)	1,503,682	8,375,509
Nuveen Floating Rate Income Fund(a)	1,500,009	13,065,078
Nuveen Global High Income Fund(a)	206,732	2,596,554
Nuveen Preferred & Income Opportunities Fund(a)	4,046,600	29,014,122
Nuveen Taxable Municipal Income Fund(a)	331,099	4,963,174
PIMCO Dynamic Income Opportunities Fund(a)	726,312	9,645,423
PIMCO Income Strategy Fund(a)	249,544	2,068,720
PIMCO Income Strategy Fund II(a)	551,539	4,042,781
Pioneer Floating Rate Fund, Inc.(a)	138,374	1,353,298
Putnam Premier Income Trust(a)	888,574	3,092,238
Saba Capital Income & Opportunities Fund II	728,544	2,804,894
Western Asset Inflation-Linked Opportunities & Income Fund(a)	879,594	7,555,712
		223,997,681
Bonds/High Yield-17.94%
AllianceBernstein Global High Income Fund, Inc.(a)	956,545	10,215,901
Allspring Income Opportunities Fund(a)	678,657	4,445,203
Allspring Multi-Sector Income Fund	255,272	2,307,659
Barings Global Short Duration High Yield Fund(a)	229,491	3,256,477
BlackRock Corporate High Yield Fund, Inc.(a)	932,140	9,041,758
	Shares	Value
Bonds/High Yield-(continued)
BlackRock Debt Strategies Fund, Inc.(a)	299,878	$ 3,286,663
BlackRock Floating Rate Income Strategies Fund, Inc.(a)	304,272	3,973,792
BlackRock Floating Rate Income Trust(a)	163,530	2,125,890
BNY Mellon High Yield Strategies Fund(a)	1,018,548	2,464,886
Credit Suisse Asset Management Income Fund, Inc.	345,061	1,014,479
Credit Suisse High Yield Bond Fund	1,155,571	2,368,921
Eaton Vance Floating-Rate Income Trust(a)	200,176	2,678,355
Eaton Vance Senior Floating-Rate Trust(a)	221,920	2,916,029
First Trust High Income Long/Short Fund(a)	373,167	4,496,662
First Trust Senior Floating Rate Income Fund II(a)	318,522	3,334,925
High Income Securities Fund(a)	219,298	1,495,612
Highland Opportunities and Income Fund	1,694,137	10,740,829
Morgan Stanley Emerging Markets Debt Fund, Inc.(a)	227,543	1,629,208
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	920,519	4,372,465
Neuberger Berman High Yield Strategies Fund, Inc.(a)	196,028	1,546,661
New America High Income Fund, Inc. (The)(a)	154,630	1,116,429
Nuveen NASDAQ 100 Dynamic Overwrite Fund(a)	566,681	13,594,677
PGIM Global High Yield Fund, Inc.(a)	514,683	6,078,406
PGIM High Yield Bond Fund, Inc.(a)	371,294	4,644,888
PGIM Short Duration High Yield Opportunities Fund(a)	345,655	5,202,108
PIMCO High Income Fund	964,790	4,650,288
Pioneer High Income Fund, Inc.	330,704	2,404,218
Templeton Emerging Markets Income Fund(a)	612,973	3,331,508
Western Asset Emerging Markets Debt Fund, Inc.(a)	749,002	6,973,209
Western Asset Global High Income Fund, Inc.(a)	179,305	1,247,963
Western Asset High Income Fund II, Inc.(a)	707,487	3,105,868
Western Asset High Income Opportunity Fund, Inc.(a)	1,055,653	3,969,255
		134,031,192
Domestic Equity-3.40%
John Hancock Tax-Advantaged Dividend Income Fund(a)	411,704	8,514,038
Virtus Dividend, Interest & Premium Strategy Fund	1,377,655	16,876,274
		25,390,312
Equities-9.82%
BlackRock Capital Allocation Trust(a)	1,383,082	22,834,684
BlackRock Health Sciences Term Trust(a)	1,487,524	22,714,491
BlackRock Innovation and Growth Term Trust	3,198,909	23,863,861
BlackRock Utilities, Infrastructure & Power Opportunities Trust	176,454	3,966,686
		73,379,722
Fixed Income-8.28%
Barings Corporate Investors(a)	134,036	2,322,844
BlackRock ESG Capital Allocation Term Trust(a)	1,183,751	20,940,555
BlackRock Income Trust, Inc.(a)	164,967	1,936,713
BlackRock Science & Technology Term Trust(a)	1,105,074	21,781,008
See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Fixed Income-(continued)
Nuveen Variable Rate Preferred & Income Fund	337,147	$ 5,937,159
PIMCO Corporate & Income Strategy Fund(a)	301,346	3,947,633
Saba Capital Income & Opportunities Fund	482,024	3,523,595
TCW Strategic Income Fund, Inc.(a)	316,109	1,463,585
		61,853,092
Foreign Equity-0.40%
Allspring Global Dividend Opportunity Fund(a)	620,186	2,983,095
Option Income-30.01%
BlackRock Energy and Resources Trust(a)	360,908	4,800,076
BlackRock Enhanced Capital and Income Fund, Inc.(a)	405,629	7,840,809
BlackRock Enhanced Equity Dividend Trust	2,381,930	19,650,923
BlackRock Enhanced Global Dividend Trust	888,605	9,223,720
BlackRock Enhanced International Dividend Trust(a)	1,417,908	7,770,136
BlackRock Health Sciences Trust(a)	126,459	5,044,450
BlackRock Resources & Commodities Strategy Trust	1,190,625	11,120,438
BlackRock Science & Technology Trust(a)	231,032	8,414,185
Columbia Seligman Premium Technology Growth Fund, Inc.(a)	105,183	3,365,856
Eaton Vance Enhanced Equity Income Fund	315,116	5,813,890
Eaton Vance Enhanced Equity Income Fund II(a)	474,177	9,796,497
Eaton Vance Risk-Managed Diversified Equity Income Fund(a)	764,978	6,532,912
Eaton Vance Tax-Managed Buy-Write Income Fund(a)	335,240	4,576,026
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(a)	1,071,426	13,971,395
Eaton Vance Tax-Managed Diversified Equity Income Fund(a)	1,421,271	19,386,136
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund(a)	1,555,010	12,595,581
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a)	3,948,609	32,654,996
First Trust Enhanced Equity Income Fund(a)	178,216	3,384,322
John Hancock Hedged Equity & Income Fund(a)	159,578	1,662,803
Madison Covered Call & Equity Strategy Fund(a)	129,340	935,128
	Shares	Value
Option Income-(continued)
Nuveen Dow 30sm Dynamic Overwrite Fund(a)	470,873	$ 6,545,135
Nuveen S&P 500 Buy-Write Income Fund	1,212,639	15,970,456
Nuveen S&P 500 Dynamic Overwrite Fund(a)	207,375	3,266,156
Voya Global Advantage and Premium Opportunity Fund(a)	219,814	1,932,165
Voya Global Equity Dividend and Premium Opportunity Fund(a)	1,104,221	5,686,738
Voya Infrastructure Industrials and Materials Fund(a)	217,997	2,297,688
		224,238,617
Total Closed-End Funds (Cost $741,574,887)		745,873,711
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(b)(c) (Cost $497,604)	497,604	497,604
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $742,072,491)		746,371,315
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.33%
Invesco Private Government Fund, 5.30%(b)(c)(d)	4,888,265	4,888,265
Invesco Private Prime Fund, 5.48%(b)(c)(d)	12,495,726	12,499,475
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,387,740)		17,387,740
TOTAL INVESTMENTS IN SECURITIES-102.21% (Cost $759,460,231)		763,759,055
OTHER ASSETS LESS LIABILITIES-(2.21)%		(16,523,728)
NET ASSETS-100.00%		$747,235,327

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at May 31, 2024.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Invesco Bond Fund	$1,512,275	$489,139	$(549,875)	$228,296	$(109,383)	$1,570,452	$72,989
Invesco Senior Income Trust	6,565,748	735,349	(3,691,337)	147,277	353,893	4,110,930	517,628
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	21,328,054	(20,830,450)	-	-	497,604	11,635
See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
May 31, 2024
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,215,197	$52,734,392	$(53,061,324)	$-	$-	$4,888,265	$200,506*
Invesco Private Prime Fund	13,410,509	125,011,106	(125,925,880)	224	3,516	12,499,475	538,366*
Total	$26,703,729	$200,298,040	$(204,058,866)	$375,797	$248,026	$23,566,726	$1,341,124

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-98.80%
U.S. Treasury Bonds-80.46%
7.63%, 02/15/2025(a)	$20,869,900	$ 21,235,846
6.00%, 02/15/2026	20,944,000	21,366,971
6.63%, 02/15/2027(a)	20,251,800	21,315,811
5.25%, 02/15/2029	20,560,100	21,225,091
5.38%, 02/15/2031	20,076,500	21,196,392
4.50%, 02/15/2036(a)	31,219,700	31,495,311
4.75%, 02/15/2037	20,333,900	20,932,797
4.38%, 02/15/2038	21,141,700	20,892,294
3.50%, 02/15/2039	23,727,900	21,123,392
4.63%, 02/15/2040	20,995,400	21,080,694
4.75%, 02/15/2041	20,618,100	20,904,015
3.13%, 02/15/2042	26,008,500	21,087,204
3.13%, 02/15/2043	26,222,700	21,010,938
3.63%, 02/15/2044	24,458,400	20,968,301
2.50%, 02/15/2045	29,816,400	21,018,233
2.50%, 02/15/2046	29,903,700	20,835,636
3.00%, 02/15/2047	27,424,500	20,782,629
3.00%, 02/15/2048	27,748,600	20,863,479
3.00%, 02/15/2049	27,749,300	20,755,609
2.00%, 02/15/2050	34,711,700	20,768,715
1.88%, 02/15/2051	35,804,600	20,563,869
2.25%, 02/15/2052	32,790,100	20,540,564
3.63%, 02/15/2053	24,710,400	20,699,786
4.25%, 02/15/2054	21,876,300	20,524,413
		513,187,990
U.S. Treasury Notes-18.34%
2.75%, 02/15/2028	22,793,800	21,370,078
1.50%, 02/15/2030	25,205,400	21,436,405
1.88%, 02/15/2032	25,612,900	21,279,718
3.50%, 02/15/2033	22,840,500	21,212,222
4.00%, 02/15/2034	32,889,100	31,627,494
		116,925,917
Total U.S. Treasury Securities (Cost $742,863,616)		630,113,907
	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(b)(c) (Cost $53,072)	53,072	$ 53,072
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.81% (Cost $742,916,688)		630,166,979
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.83%
Invesco Private Government Fund, 5.30%(b)(c)(d)	15,869,280	15,869,280
Invesco Private Prime Fund, 5.48%(b)(c)(d)	40,464,966	40,477,105
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $56,346,385)		56,346,385
TOTAL INVESTMENTS IN SECURITIES-107.64% (Cost $799,263,073)		686,513,364
OTHER ASSETS LESS LIABILITIES-(7.64)%		(48,717,735)
NET ASSETS-100.00%		$637,795,629
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at May 31, 2024.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,918,811	$59,639,907	$(72,505,646)	$-	$-	$53,072	$100,734
See accompanying notes which are an integral part of this schedule.

Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)—(continued)
May 31, 2024
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$612,236,304	$(596,367,024)	$-	$-	$15,869,280	$362,368*
Invesco Private Prime Fund	-	685,592,914	(645,120,701)	-	4,892	40,477,105	640,959*
Total	$12,918,811	$1,357,469,125	$(1,313,993,371)	$-	$4,892	$56,399,457	$1,104,061

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Floating Rate Municipal Income ETF (PVI)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-90.67%
California-11.17%
Los Angeles (City of), CA Department of Water & Power, Subseries 2001 B-5, Ref. VRD RB(a)	2.25%	07/01/2034	$1,500	$ 1,500,000
Modesto (City of), CA Public Financing Authority, Series 2008, Ref. VRD RB, (LOC - Bank of the West)(a)(b)	2.40%	09/01/2033	1,000	1,000,000
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2007 A, VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	2.65%	04/01/2039	1,800	1,800,000
				4,300,000
Connecticut-3.12%
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB(a)	3.31%	11/15/2050	1,200	1,200,000
District of Columbia-2.73%
District of Columbia (Tranche 3), Series 1998 A, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	2.90%	08/15/2038	1,050	1,050,000
Florida-12.99%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.95%	09/01/2035	1,300	1,300,000
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	3.46%	06/01/2048	500	500,000
JEA Electric System, Series 2008 3C-2, VRD RB(a)	3.36%	10/01/2034	500	500,000
Orlando (City of), FL Utilities Commission, Series 2015 B, Ref. VRD RB(a)	2.59%	10/01/2039	1,200	1,200,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGC)(a)(c)	3.30%	10/01/2038	1,500	1,500,000
				5,000,000
Illinois-3.12%
Illinois (State of) Finance Authority (Northshore Edward), Series 2022 F, Ref. VRD RB(a)	1.95%	08/15/2057	1,200	1,200,000
Louisiana-2.08%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.90%	09/01/2033	800	800,000
Minnesota-3.12%
Hennepin (County of), MN, Series 2018 B, Ref. VRD GO Bonds(a)	3.30%	12/01/2038	1,200	1,200,000
Missouri-0.52%
Kansas City (City of), MO (H Roe Bartle Convention Center), Series 2008 F, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)	3.30%	04/15/2025	200	200,000
Nevada-2.73%
Clark (County of), NV Department of Aviation, Series 2008 D-3, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	2.76%	07/01/2029	1,050	1,050,000
New York-23.33%
Battery Park (City of), NY Authority, Series 2019 D-1, Ref. VRD RB(a)	3.30%	11/01/2038	800	800,000
Metropolitan Transportation Authority, Subseries 2013 G, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	3.41%	11/01/2026	1,200	1,200,000
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds(a)	2.20%	08/01/2044	1,000	1,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB(a)	3.30%	06/15/2046	1,375	1,375,000
New York (City of), NY Transitional Finance Authority, Subseries 2012 C-4, VRD RB(a)	2.20%	11/01/2036	1,200	1,200,000
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB(a)	3.36%	07/01/2039	1,200	1,200,000
New York (State of) Housing Finance Agency (Flatbush Avenue Housing), Series 2010 A, VRD RB, (LOC - Helaba)(a)(b)	2.98%	11/01/2044	1,000	1,000,000
New York City Housing Development Corp., Series 2006 A, VRD RB, (LOC - Fannie Mae)(a)(b)	2.90%	10/15/2041	1,200	1,200,000
				8,975,000
North Carolina-4.94%
Raleigh & Durham (Cities of), NC Airport Authority, Series 2008 C, Ref. VRD RB, (LOC - TD Bank N.A.)(a)(b)	3.31%	05/01/2036	1,900	1,900,000
Ohio-2.60%
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2013 B, VRD RB(a)	3.36%	05/01/2029	1,000	1,000,000
Pennsylvania-3.64%
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, (INS - AGM)(a)(c)	3.00%	12/01/2028	1,400	1,400,000
Texas-5.74%
Board of Regents of the University of Texas System, Series 2008 B, VRD RB(a)	3.35%	08/01/2039	1,000	1,000,000
Texas (State of), Series 2015 B, VRD GO Bonds(a)	2.85%	06/01/2046	1,210	1,210,000
				2,210,000
Washington-5.20%
Chelan County Public Utility District No. 1, Series 2008 B, Ref. VRD RB(a)	2.90%	07/01/2032	2,000	2,000,000
See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-3.64%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital), Series 2004, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.90%	08/15/2034	$200	$ 200,000
Wisconsin (State of) Housing & Economic Development Authority, Series 2015 C, VRD RB(a)	3.30%	03/01/2031	1,200	1,200,000
				1,400,000
TOTAL INVESTMENTS IN SECURITIES(d)-90.67% (Cost $34,885,000)				34,885,000
OTHER ASSETS LESS LIABILITIES-9.33%				3,589,581
NET ASSETS-100.00%				$38,474,581

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2024.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
TD Bank, N.A.	12.6%
Wells Fargo Bank, N.A.	5.2%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.55%
Aerospace & Defense-1.47%
Hexcel Corp., 4.20%, 02/15/2027	$1,890,000	$ 1,814,657
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(b)	2,071,000	2,265,214
TransDigm, Inc.
5.50%, 11/15/2027	2,723,000	2,660,561
6.63%, 03/01/2032(b)(c)	2,674,000	2,685,268
		9,425,700
Air Freight & Logistics-0.68%
GN Bondco LLC, 9.50%, 10/15/2031(b)(c)	1,394,000	1,270,962
GXO Logistics, Inc.
1.65%, 07/15/2026	1,688,000	1,551,867
2.65%, 07/15/2031	1,890,000	1,515,830
		4,338,659
Automobile Components-2.86%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031(b)(c)	5,417,000	5,350,003
Dana, Inc.
5.63%, 06/15/2028(c)	1,563,000	1,513,500
4.25%, 09/01/2030(c)	1,766,000	1,536,447
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/2026	2,234,000	2,181,705
5.00%, 07/15/2029(c)	2,367,000	2,179,158
United Rentals (North America), Inc.
4.88%, 01/15/2028(c)	2,904,000	2,798,110
3.88%, 02/15/2031(c)	3,184,000	2,804,237
		18,363,160
Automobiles-2.10%
Ford Motor Co., 3.25%, 02/12/2032(c)	8,195,000	6,739,968
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	6,991,000	6,752,182
		13,492,150
Broadline Retail-2.15%
Kohl’s Corp.
4.25%, 07/17/2025(c)	2,483,000	2,421,683
4.63%, 05/01/2031(c)	2,939,000	2,372,787
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)	5,343,000	5,088,642
Nordstrom, Inc.
4.00%, 03/15/2027	2,093,000	2,001,615
4.38%, 04/01/2030	2,151,000	1,957,618
		13,842,345
Building Products-0.95%
Builders FirstSource, Inc., 4.25%, 02/01/2032(b)	5,148,000	4,500,163
Griffon Corp., 5.75%, 03/01/2028(c)	1,662,000	1,607,917
		6,108,080
Capital Markets-1.05%
Coinbase Global, Inc., 3.63%, 10/01/2031(b)	5,462,000	4,348,412
StoneX Group, Inc., 7.88%, 03/01/2031(b)(c)	2,323,000	2,379,147
		6,727,559
Chemicals-2.23%
Ashland, Inc., 3.38%, 09/01/2031(b)	2,513,000	2,112,394
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031(b)	2,740,000	2,836,355
	Principal Amount	Value
Chemicals-(continued)
Chemours Co. (The), 5.38%, 05/15/2027(c)	$3,364,000	$ 3,197,004
Olin Corp., 5.63%, 08/01/2029(c)	3,574,000	3,478,746
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031(c)	3,145,000	2,690,715
		14,315,214
Commercial Services & Supplies-1.64%
ADT Security Corp. (The), 4.88%, 07/15/2032(b)(c)	4,596,000	4,151,536
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	2,027,000	1,949,781
GEO Group, Inc. (The), 10.25%, 04/15/2031(b)	2,323,000	2,446,205
Steelcase, Inc., 5.13%, 01/18/2029	2,101,000	1,987,468
		10,534,990
Construction & Engineering-1.17%
AECOM, 5.13%, 03/15/2027	4,273,000	4,162,946
Fluor Corp., 4.25%, 09/15/2028(c)	3,583,000	3,383,970
		7,546,916
Consumer Finance-4.53%
Ally Financial, Inc.
5.75%, 11/20/2025(c)	3,639,000	3,623,987
6.70%, 02/14/2033(c)	3,644,000	3,649,863
FirstCash, Inc., 6.88%, 03/01/2032(b)	1,969,000	1,954,994
Navient Corp.
5.50%, 03/15/2029(c)	2,278,000	2,069,489
5.63%, 08/01/2033	2,538,000	2,062,960
OneMain Finance Corp.
7.13%, 03/15/2026(c)	2,258,000	2,292,557
4.00%, 09/15/2030(c)	2,712,000	2,307,494
SLM Corp., 4.20%, 10/29/2025(c)	3,251,000	3,168,009
Synchrony Financial, 7.25%, 02/02/2033(c)	7,962,000	7,992,727
		29,122,080
Consumer Staples Distribution & Retail-2.14%
Ingles Markets, Inc., 4.00%, 06/15/2031(b)	2,463,000	2,120,545
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	6,079,000	5,801,897
3.20%, 04/15/2030(c)	6,645,000	5,812,457
		13,734,899
Containers & Packaging-3.47%
Ball Corp., 2.88%, 08/15/2030(c)	5,286,000	4,470,637
Berry Global, Inc.
1.57%, 01/15/2026(c)	2,124,000	1,989,925
5.65%, 01/15/2034(b)(c)	1,999,000	1,952,896
Crown Americas LLC, 5.25%, 04/01/2030	2,020,000	1,943,596
Graphic Packaging International LLC
3.50%, 03/15/2028(b)	1,797,000	1,643,694
6.38%, 07/15/2032(b)	1,670,000	1,675,399
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)(c)	2,930,000	2,923,737
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Containers & Packaging-(continued)
Sealed Air Corp.
4.00%, 12/01/2027(b)	$1,597,000	$1,499,530
6.88%, 07/15/2033(b)(c)	1,450,000	1,503,982
Silgan Holdings, Inc., 4.13%, 02/01/2028(c)	2,880,000	2,720,222
		22,323,618
Distributors-1.07%
Windsor Holdings III LLC, 8.50%, 06/15/2030(b)(c)	6,590,000	6,893,516
Diversified Consumer Services-0.50%
Service Corp. International, 5.13%, 06/01/2029(c)	3,331,000	3,209,696
Diversified REITs-1.97%
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P., 3.75%, 12/15/2027(b)(c)	2,055,000	1,788,843
Hudson Pacific Properties L.P.
3.95%, 11/01/2027(c)	1,357,000	1,165,334
3.25%, 01/15/2030(c)	1,550,000	1,084,626
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)(c)	5,199,000	4,689,839
VICI Properties L.P.
4.75%, 02/15/2028	2,051,000	1,991,006
5.13%, 05/15/2032(c)	2,065,000	1,952,886
		12,672,534
Diversified Telecommunication Services-1.09%
Level 3 Financing, Inc.
10.50%, 04/15/2029(b)	3,446,000	3,454,621
10.50%, 05/15/2030(b)	3,544,000	3,524,406
		6,979,027
Electric Utilities-3.32%
DPL, Inc., 4.13%, 07/01/2025	5,621,000	5,500,992
NRG Energy, Inc., 6.63%, 01/15/2027	5,119,000	5,117,325
PG&E Corp., 5.25%, 07/01/2030(c)	6,371,000	6,073,545
Vistra Operations Co. LLC, 7.75%, 10/15/2031(b)	4,478,000	4,655,964
		21,347,826
Electrical Equipment-1.44%
Atkore, Inc., 4.25%, 06/01/2031(b)	2,605,000	2,304,984
Regal Rexnord Corp.
6.05%, 02/15/2026	1,410,000	1,414,418
6.40%, 04/15/2033	1,349,000	1,389,339
WESCO Distribution, Inc., 6.63%, 03/15/2032(b)(c)	4,143,000	4,168,289
		9,277,030
Electronic Equipment, Instruments & Components-1.59%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	2,564,000	2,385,565
3.57%, 12/01/2031	2,718,000	2,349,384
Insight Enterprises, Inc., 6.63%, 05/15/2032(b)	3,070,000	3,092,642
Vontier Corp.
1.80%, 04/01/2026	1,305,000	1,212,986
2.95%, 04/01/2031	1,450,000	1,192,872
		10,233,449
	Principal Amount	Value
Energy Equipment & Services-0.35%
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/2030(b)	$903,000	$ 948,768
Valaris Ltd., 8.38%, 04/30/2030(b)	1,246,000	1,288,869
		2,237,637
Entertainment-0.39%
Light and Wonder International, Inc., 7.50%, 09/01/2031(b)	2,464,000	2,534,858
Financial Services-2.79%
Adient Global Holdings Ltd., 8.25%, 04/15/2031(b)(c)	3,120,000	3,252,641
Block, Inc.
2.75%, 06/01/2026(c)	2,009,000	1,893,475
3.50%, 06/01/2031(c)	2,171,000	1,861,227
HAT Holdings I LLC/HAT Holdings II LLC
8.00%, 06/15/2027(b)(c)	634,000	658,837
3.75%, 09/15/2030(b)(c)	802,000	695,656
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)(c)	2,808,000	2,796,698
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(b)	3,124,000	2,875,753
Radian Group, Inc., 4.50%, 10/01/2024	420	418
Vornado Realty L.P.
2.15%, 06/01/2026(c)	2,118,000	1,945,957
3.40%, 06/01/2031	2,473,000	1,925,943
		17,906,605
Food Products-1.53%
Lamb Weston Holdings, Inc.
4.88%, 05/15/2028(b)	1,462,000	1,413,874
4.38%, 01/31/2032(b)(c)	1,625,000	1,436,422
Pilgrim’s Pride Corp., 3.50%, 03/01/2032	4,878,000	4,100,203
Post Holdings, Inc., 4.50%, 09/15/2031(b)(c)	3,252,000	2,881,080
		9,831,579
Gas Utilities-0.63%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	4,212,000	4,075,773
Ground Transportation-0.42%
XPO, Inc., 7.13%, 02/01/2032(b)(c)	2,632,000	2,682,016
Health Care Equipment & Supplies-0.57%
Neogen Food Safety Corp., 8.63%, 07/20/2030(b)(c)	1,180,000	1,266,619
Teleflex, Inc., 4.63%, 11/15/2027	2,531,000	2,425,542
		3,692,161
Health Care Providers & Services-3.70%
Centene Corp.
2.45%, 07/15/2028	5,980,000	5,277,867
4.63%, 12/15/2029	5,521,000	5,201,258
Encompass Health Corp., 4.75%, 02/01/2030(c)	2,847,000	2,637,208
Molina Healthcare, Inc., 3.88%, 05/15/2032(b)	5,910,000	5,005,963
Tenet Healthcare Corp., 6.13%, 06/15/2030	5,662,000	5,619,030
		23,741,326

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Health Care REITs-0.88%
MPT Operating Partnership L.P./MPT Finance Corp.
5.00%, 10/15/2027	$2,041,000	$1,674,804
3.50%, 03/15/2031(c)	2,541,000	1,651,631
Sabra Health Care L.P.
5.13%, 08/15/2026	1,166,000	1,144,311
3.20%, 12/01/2031	1,394,000	1,149,467
		5,620,213
Hotel & Resort REITs-0.69%
RHP Hotel Properties L.P./RHP Finance Corp.
4.75%, 10/15/2027	983,000	943,316
6.50%, 04/01/2032(b)(c)	952,000	946,797
Service Properties Trust
5.50%, 12/15/2027(c)	1,371,000	1,260,616
8.63%, 11/15/2031(b)(c)	1,221,000	1,279,349
		4,430,078
Hotels, Restaurants & Leisure-7.80%
Boyd Gaming Corp., 4.75%, 06/15/2031(b)(c)	2,629,000	2,360,457
Brinker International, Inc., 8.25%, 07/15/2030(b)	1,916,000	2,000,686
Caesars Entertainment, Inc., 6.50%, 02/15/2032(b)(c)	4,084,000	4,041,024
Carnival Corp., 5.75%, 03/01/2027(b)	4,828,000	4,742,098
Churchill Downs, Inc.
5.50%, 04/01/2027(b)	875,000	857,355
6.75%, 05/01/2031(b)	853,000	849,741
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/2030(c)	3,836,000	3,629,332
International Game Technology PLC, 6.25%, 01/15/2027(b)	2,950,000	2,957,847
Las Vegas Sands Corp.
3.20%, 08/08/2024(c)	2,880,000	2,874,601
3.90%, 08/08/2029	3,194,000	2,903,528
MGM Resorts International
4.75%, 10/15/2028(c)	2,670,000	2,498,294
6.50%, 04/15/2032(c)	2,570,000	2,514,588
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(b)(c)	1,851,000	1,809,424
6.25%, 03/15/2032(b)(c)	1,858,000	1,850,692
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)(c)	2,043,000	2,045,834
Station Casinos LLC, 6.63%, 03/15/2032(b)	2,122,000	2,084,458
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	2,725,000	2,717,531
Vail Resorts, Inc., 6.50%, 05/15/2032(b)	2,720,000	2,739,500
Yum! Brands, Inc., 3.63%, 03/15/2031(c)	5,308,000	4,625,691
		50,102,681
Household Durables-4.13%
Century Communities, Inc., 6.75%, 06/01/2027	1,973,000	1,983,423
KB Home, 4.00%, 06/15/2031(c)	2,903,000	2,567,451
M/I Homes, Inc., 4.95%, 02/01/2028	2,332,000	2,219,362
MDC Holdings, Inc., 2.50%, 01/15/2031(c)	3,092,000	2,736,892
Meritage Homes Corp., 3.88%, 04/15/2029(b)	3,118,000	2,855,122
	Principal Amount	Value
Household Durables-(continued)
Newell Brands, Inc.
5.70%, 04/01/2026	$1,924,000	$1,901,102
6.63%, 09/15/2029(c)	1,991,000	1,951,526
Taylor Morrison Communities, Inc.
5.88%, 06/15/2027(b)	1,568,000	1,561,787
5.13%, 08/01/2030(b)	1,657,000	1,573,618
Tempur Sealy International, Inc., 3.88%, 10/15/2031(b)(c)	2,777,000	2,335,300
TopBuild Corp., 4.13%, 02/15/2032(b)	2,739,000	2,392,237
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	2,490,000	2,440,613
		26,518,433
Independent Power and Renewable Electricity Producers-0.19%
Sunnova Energy Corp., 11.75%, 10/01/2028(b)(c)	1,751,000	1,204,408
IT Services-0.31%
Twilio, Inc., 3.63%, 03/15/2029	2,214,000	1,980,482
Life Sciences Tools & Services-0.89%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)(c)	823,000	823,615
IQVIA, Inc., 6.50%, 05/15/2030(b)(c)	4,841,000	4,893,447
		5,717,062
Machinery-0.67%
Hillenbrand, Inc.
5.00%, 09/15/2026	974,000	950,980
3.75%, 03/01/2031	1,100,000	948,768
Trinity Industries, Inc., 4.55%, 10/01/2024	2,393,000	2,389,981
		4,289,729
Media-5.15%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/2030(b)	7,139,000	6,086,992
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	6,186,000	6,124,300
Lamar Media Corp.
3.75%, 02/15/2028(c)	1,799,000	1,682,161
3.63%, 01/15/2031(c)	1,908,000	1,652,423
News Corp., 5.13%, 02/15/2032(b)(c)	3,824,000	3,561,632
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/2031(b)(c)	2,110,000	2,182,466
Paramount Global
2.90%, 01/15/2027(c)	3,957,000	3,645,185
4.95%, 01/15/2031(c)	4,095,000	3,668,639
Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)(c)	5,582,000	4,461,938
		33,065,736
Metals & Mining-2.81%
Alcoa Nederland Holding B.V., 7.13%, 03/15/2031(b)	4,200,000	4,299,149
ATI, Inc.
5.88%, 12/01/2027(c)	1,016,000	998,738
5.13%, 10/01/2031	1,073,000	979,913
Carpenter Technology Corp., 6.38%, 07/15/2028(c)	1,680,000	1,679,004
Cleveland-Cliffs Steel Corp., 7.00%, 03/15/2027	760	767

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Metals & Mining-(continued)
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(b)(c)	$3,897,000	$ 3,857,421
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)(c)	1,922,000	1,702,335
United States Steel Corp., 6.88%, 03/01/2029(c)	4,521,000	4,525,250
		18,042,577
Mortgage REITs-0.74%
Starwood Property Trust, Inc., 4.75%, 03/15/2025	4,850,000	4,772,735
Oil, Gas & Consumable Fuels-8.14%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	2,355,000	2,359,522
Apache Corp., 4.25%, 01/15/2030(c)	4,650,000	4,303,973
Civitas Resources, Inc., 8.75%, 07/01/2031(b)(c)	2,177,000	2,326,917
CNX Resources Corp., 7.25%, 03/01/2032(b)	2,201,000	2,233,031
EQM Midstream Partners L.P.
5.50%, 07/15/2028	1,515,000	1,486,570
4.75%, 01/15/2031(b)	1,609,000	1,478,565
Matador Resources Co., 6.50%, 04/15/2032(b)(c)	2,105,000	2,102,213
Murphy Oil Corp., 5.88%, 12/01/2027(c)	2,955,000	2,970,936
Murphy Oil USA, Inc., 4.75%, 09/15/2029(c)	3,706,000	3,494,468
Northern Oil and Gas, Inc., 8.75%, 06/15/2031(b)(c)	1,351,000	1,417,187
Occidental Petroleum Corp.
5.55%, 03/15/2026(c)	4,371,000	4,368,183
6.63%, 09/01/2030(c)	4,096,000	4,281,672
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(b)(c)	4,833,000	4,968,848
Permian Resources Operating LLC, 7.00%, 01/15/2032(b)(c)	2,122,000	2,169,267
Range Resources Corp., 4.88%, 05/15/2025	1,938,000	1,922,546
SM Energy Co., 6.50%, 07/15/2028(c)	2,385,000	2,378,988
Southwestern Energy Co.
5.70%, 01/23/2025	2,121,000	2,112,991
5.38%, 03/15/2030	2,214,000	2,131,155
Talos Production, Inc., 9.38%, 02/01/2031(b)(c)	1,863,000	1,973,130
Vital Energy, Inc., 7.88%, 04/15/2032(b)	1,755,000	1,783,143
		52,263,305
Passenger Airlines-2.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	4,817,333	4,774,821
Delta Air Lines, Inc.
7.38%, 01/15/2026(c)	3,409,000	3,488,825
3.75%, 10/28/2029(c)	3,889,000	3,579,773
United AirLines, Inc., 4.63%, 04/15/2029(b)	7,981,000	7,383,073
		19,226,492
	Principal Amount	Value
Personal Care Products-0.83%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030(b)(c)	$2,923,000	$ 2,945,972
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/2032(c)	2,433,000	2,389,224
		5,335,196
Pharmaceuticals-1.08%
Elanco Animal Health, Inc., 6.65%, 08/28/2028(c)	2,741,000	2,770,381
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031(b)(c)	4,746,000	4,198,037
		6,968,418
Professional Services-0.38%
TriNet Group, Inc., 7.13%, 08/15/2031(b)	2,395,000	2,419,563
Real Estate Management & Development-1.50%
CoStar Group, Inc., 2.80%, 07/15/2030(b)	2,646,000	2,243,867
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)(c)	3,129,000	3,292,002
Kennedy-Wilson, Inc.
4.75%, 03/01/2029(c)	1,287,000	1,095,518
5.00%, 03/01/2031(c)	1,365,000	1,087,137
Newmark Group, Inc., 7.50%, 01/12/2029(b)	1,850,000	1,890,881
		9,609,405
Semiconductors & Semiconductor Equipment-1.87%
Amkor Technology, Inc., 6.63%, 09/15/2027(b)	2,843,000	2,844,609
Entegris, Inc., 4.75%, 04/15/2029(b)(c)	2,464,000	2,339,848
Qorvo, Inc., 4.38%, 10/15/2029(c)	3,182,000	2,975,575
Skyworks Solutions, Inc.
1.80%, 06/01/2026	2,095,000	1,941,193
3.00%, 06/01/2031(c)	2,312,000	1,935,491
		12,036,716
Software-0.94%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029(c)	1,474,000	1,310,051
RingCentral, Inc., 8.50%, 08/15/2030(b)(c)	1,117,000	1,170,022
SS&C Technologies, Inc., 6.50%, 06/01/2032(b)	3,535,000	3,547,351
		6,027,424
Specialized REITs-0.98%
GLP Capital L.P./GLP Financing II, Inc.
5.30%, 01/15/2029	1,639,000	1,605,218
3.25%, 01/15/2032	1,927,000	1,600,334
SBA Communications Corp., 3.88%, 02/15/2027(c)	3,269,000	3,096,405
		6,301,957
Specialty Retail-3.89%
Advance Auto Parts, Inc.
1.75%, 10/01/2027	2,104,000	1,817,698
3.90%, 04/15/2030(c)	2,010,000	1,808,068
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(c)	3,812,000	3,499,692

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Specialty Retail-(continued)
Bath & Body Works, Inc., 5.25%, 02/01/2028	$3,954,000	$ 3,845,442
Gap, Inc. (The), 3.88%, 10/01/2031(b)	5,067,000	4,211,880
Penske Automotive Group, Inc., 3.75%, 06/15/2029(c)	5,308,000	4,725,980
Sonic Automotive, Inc., 4.88%, 11/15/2031(b)(c)	3,439,000	3,020,426
Valvoline, Inc., 3.63%, 06/15/2031(b)	2,473,000	2,088,979
		25,018,165
Technology Hardware, Storage & Peripherals-2.20%
Seagate HDD Cayman
4.75%, 01/01/2025	2,613,000	2,592,344
9.63%, 12/01/2032	2,237,168	2,535,644
Western Digital Corp.
4.75%, 02/15/2026	2,846,000	2,786,303
3.10%, 02/01/2032(c)	3,522,000	2,859,852
Xerox Holdings Corp., 5.50%, 08/15/2028(b)(c)	3,810,000	3,351,151
		14,125,294
Textiles, Apparel & Luxury Goods-0.72%
Crocs, Inc., 4.13%, 08/15/2031(b)	2,415,000	2,106,588
Under Armour, Inc., 3.25%, 06/15/2026(c)	2,655,000	2,507,964
		4,614,552
Trading Companies & Distributors-0.47%
Beacon Roofing Supply, Inc., 6.50%, 08/01/2030(b)	2,987,000	2,992,012
Wireless Telecommunication Services-0.50%
United States Cellular Corp., 6.70%, 12/15/2033(c)	3,055,000	3,217,926
Total U.S. Dollar Denominated Bonds & Notes (Cost $644,327,108)		633,090,962
	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $327,491)	327,491	$ 327,491
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.60% (Cost $644,654,599)		633,418,453
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.65%
Invesco Private Government Fund, 5.30%(d)(e)(f)	58,094,026	58,094,026
Invesco Private Prime Fund, 5.48%(d)(e)(f)	151,636,208	151,681,699
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $209,805,040)		209,775,725
TOTAL INVESTMENTS IN SECURITIES-131.25% (Cost $854,459,639)		843,194,178
OTHER ASSETS LESS LIABILITIES-(31.25)%		(200,754,880)
NET ASSETS-100.00%		$642,439,298

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $273,009,870, which represented 42.50% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,839,414	$62,267,934	$(69,779,857)	$-	$-	$327,491	$120,414
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2024
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$48,562,324	$153,343,296	$(143,811,594)	$-	$-	$58,094,026	$2,104,507*
Invesco Private Prime Fund	124,868,654	288,837,013	(262,057,946)	(30,641)	64,619	151,681,699	5,668,662*
Total	$181,270,392	$504,448,243	$(475,649,397)	$(30,641)	$64,619	$210,103,216	$7,893,583

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.25%
Aerospace & Defense-2.35%
Boeing Co. (The)
4.88%, 05/01/2025	$95,000	$94,007
5.15%, 05/01/2030	80,000	76,369
General Dynamics Corp.
3.75%, 05/15/2028	71,000	68,190
3.63%, 04/01/2030	70,000	65,165
General Electric Co., 6.75%, 03/15/2032	155,000	169,288
Howmet Aerospace, Inc., 3.00%, 01/15/2029	60,000	54,152
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	20,000	18,744
4.20%, 05/01/2030	40,000	37,371
L3Harris Technologies, Inc.
4.40%, 06/15/2028	68,000	65,813
1.80%, 01/15/2031	75,000	60,276
Lockheed Martin Corp.
3.55%, 01/15/2026	112,000	109,204
3.90%, 06/15/2032	120,000	111,185
Northrop Grumman Corp.
3.25%, 01/15/2028	76,000	71,459
4.40%, 05/01/2030	60,000	57,736
RTX Corp.
4.13%, 11/16/2028	89,000	85,292
6.10%, 03/15/2034	70,000	73,296
Textron, Inc., 3.00%, 06/01/2030	75,000	65,702
		1,283,249
Air Freight & Logistics-0.90%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	85,000	81,994
FedEx Corp.
3.25%, 04/01/2026	110,000	106,384
3.10%, 08/05/2029	88,000	79,950
United Parcel Service, Inc.
3.05%, 11/15/2027	114,000	107,076
4.45%, 04/01/2030	120,000	116,968
		492,372
Automobile Components-0.31%
BorgWarner, Inc., 2.65%, 07/01/2027	100,000	92,408
Lear Corp., 3.80%, 09/15/2027	80,000	76,353
		168,761
Automobiles-0.44%
General Motors Co., 6.13%, 10/01/2025	120,000	120,618
PACCAR Financial Corp., 3.55%, 08/11/2025	120,000	117,792
		238,410
Banks-6.14%
Bank of America Corp., 3.25%, 10/21/2027(b)	505,000	476,731
Citigroup, Inc.
4.45%, 09/29/2027	200,000	194,713
6.63%, 06/15/2032	180,000	191,704
Citizens Bank N.A., 3.75%, 02/18/2026	70,000	67,477
Citizens Financial Group, Inc., 3.25%, 04/30/2030	65,000	56,796
Comerica, Inc., 4.00%, 02/01/2029	103,000	94,520
Fifth Third Bancorp, 2.55%, 05/05/2027	160,000	148,443
Huntington Bancshares, Inc.
2.63%, 08/06/2024	50,000	49,711
2.55%, 02/04/2030	67,000	56,862
JPMorgan Chase & Co., 2.95%, 10/01/2026(b)	571,000	543,268
KeyBank N.A., 4.15%, 08/08/2025	75,000	73,401
	Principal Amount	Value
Banks-(continued)
KeyCorp, 2.55%, 10/01/2029	$80,000	$ 67,542
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	120,000	117,440
PNC Bank N.A., 4.05%, 07/26/2028	90,000	85,349
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030	145,000	126,082
Regions Financial Corp., 1.80%, 08/12/2028	130,000	112,008
Truist Bank, 3.63%, 09/16/2025	126,000	122,725
Truist Financial Corp., 1.95%, 06/05/2030	150,000	123,258
U.S. Bancorp
1.38%, 07/22/2030	130,000	104,029
Series V, 2.38%, 07/22/2026	131,000	123,541
Wells Fargo & Co., 4.15%, 01/24/2029(b)	435,000	417,000
		3,352,600
Beverages-1.42%
Coca-Cola Co. (The)
1.45%, 06/01/2027	140,000	127,098
2.25%, 01/05/2032(b)	140,000	116,927
Constellation Brands, Inc.
4.35%, 05/09/2027	40,000	39,051
2.25%, 08/01/2031	40,000	32,667
Keurig Dr Pepper, Inc.
4.60%, 05/25/2028	46,000	45,040
4.05%, 04/15/2032	60,000	55,413
Molson Coors Beverage Co., 3.00%, 07/15/2026	98,000	93,389
PepsiCo, Inc.
3.00%, 10/15/2027	124,000	116,814
2.75%, 03/19/2030	170,000	151,250
		777,649
Biotechnology-1.69%
AbbVie, Inc.
2.60%, 11/21/2024	130,000	128,195
3.20%, 11/21/2029	159,000	145,007
Amgen, Inc.
5.15%, 03/02/2028	100,000	99,756
5.25%, 03/02/2033	100,000	99,280
Biogen, Inc.
4.05%, 09/15/2025	61,000	59,927
2.25%, 05/01/2030	70,000	58,955
Gilead Sciences, Inc.
3.65%, 03/01/2026	98,000	95,296
1.65%, 10/01/2030	135,000	110,134
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	155,000	126,358
		922,908
Broadline Retail-0.97%
Amazon.com, Inc.
3.15%, 08/22/2027	240,000	227,541
2.10%, 05/12/2031	255,000	213,325
eBay, Inc.
3.60%, 06/05/2027	50,000	47,870
2.70%, 03/11/2030	50,000	43,838
		532,574
Building Products-0.84%
Carlisle Cos., Inc.
3.75%, 12/01/2027	60,000	56,962
2.75%, 03/01/2030	40,000	34,855
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Building Products-(continued)
Carrier Global Corp.
2.24%, 02/15/2025	$50,000	$48,809
2.72%, 02/15/2030	60,000	52,690
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029	63,000	56,782
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A.
5.50%, 04/19/2029	50,000	50,513
1.75%, 09/15/2030	70,000	57,421
Lennox International, Inc., 5.50%, 09/15/2028	40,000	40,145
Masco Corp.
1.50%, 02/15/2028	45,000	39,250
2.00%, 02/15/2031	30,000	24,399
		461,826
Capital Markets-3.97%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	50,000	47,466
4.50%, 05/13/2032	70,000	66,927
Bank of New York Mellon Corp. (The)
3.85%, 04/28/2028	94,000	90,438
3.30%, 08/23/2029	90,000	81,980
BlackRock, Inc.
3.20%, 03/15/2027	90,000	86,246
1.90%, 01/28/2031	110,000	90,842
Charles Schwab Corp. (The)
2.00%, 03/20/2028	130,000	116,207
2.90%, 03/03/2032	125,000	106,323
CME Group, Inc.
3.00%, 03/15/2025	96,000	94,272
2.65%, 03/15/2032	85,000	72,612
Franklin Resources, Inc., 1.60%, 10/30/2030	110,000	88,549
Goldman Sachs Group, Inc. (The)
3.50%, 04/01/2025	180,000	176,908
3.80%, 03/15/2030	180,000	167,220
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	30,000	29,541
4.15%, 01/23/2030	55,000	50,766
Morgan Stanley
3.63%, 01/20/2027(b)	157,000	151,069
7.25%, 04/01/2032	120,000	135,680
MSCI, Inc., 3.25%, 08/15/2033(c)	60,000	49,329
Nasdaq, Inc.
3.85%, 06/30/2026	80,000	77,689
1.65%, 01/15/2031	50,000	39,950
Northern Trust Corp.
4.00%, 05/10/2027	60,000	58,389
1.95%, 05/01/2030	75,000	63,304
Raymond James Financial, Inc., 4.65%, 04/01/2030	85,000	82,938
State Street Corp.
3.55%, 08/18/2025	71,000	69,659
2.40%, 01/24/2030	85,000	74,535
		2,168,839
Chemicals-3.24%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	70,000	66,609
2.05%, 05/15/2030	69,000	58,702
Albemarle Corp.
4.65%, 06/01/2027	30,000	29,385
5.05%, 06/01/2032	30,000	28,873
	Principal Amount	Value
Chemicals-(continued)
Celanese US Holdings LLC
6.17%, 07/15/2027	$30,000	$30,418
6.38%, 07/15/2032	40,000	41,134
CF Industries, Inc.
4.50%, 12/01/2026(c)	40,000	38,955
5.15%, 03/15/2034	40,000	38,281
Dow Chemical Co. (The)
4.80%, 11/30/2028	90,000	89,093
2.10%, 11/15/2030	110,000	92,314
DuPont de Nemours, Inc., 4.73%, 11/15/2028(b)	105,000	104,495
Eastman Chemical Co.
4.50%, 12/01/2028	30,000	29,134
5.75%, 03/08/2033	40,000	40,357
Ecolab, Inc.
2.70%, 11/01/2026	50,000	47,383
4.80%, 03/24/2030	45,000	44,612
EIDP, Inc.
1.70%, 07/15/2025	50,000	48,000
2.30%, 07/15/2030	65,000	55,591
FMC Corp.
3.20%, 10/01/2026	48,000	45,417
3.45%, 10/01/2029	42,000	37,799
Huntsman International LLC, 4.50%, 05/01/2029	80,000	75,551
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(c)	40,000	35,481
2.30%, 11/01/2030(c)	40,000	33,147
Linde, Inc.
3.20%, 01/30/2026	76,000	73,579
1.10%, 08/10/2030	95,000	76,117
LYB International Finance II B.V., 3.50%, 03/02/2027	80,000	76,460
LYB International Finance III LLC, 2.25%, 10/01/2030	80,000	67,405
Mosaic Co. (The)
4.05%, 11/15/2027	60,000	57,627
5.45%, 11/15/2033	50,000	49,402
PPG Industries, Inc., 3.75%, 03/15/2028	96,000	91,722
Sherwin-Williams Co. (The)
3.45%, 06/01/2027	48,000	45,737
2.95%, 08/15/2029	50,000	44,820
Westlake Corp., 3.60%, 08/15/2026	79,000	75,876
		1,769,476
Commercial Services & Supplies-0.63%
Cintas Corp. No. 2
3.70%, 04/01/2027	28,000	27,069
4.00%, 05/01/2032	55,000	51,288
Republic Services, Inc.
3.95%, 05/15/2028	39,000	37,419
1.75%, 02/15/2032	70,000	54,792
Veralto Corp.
5.35%, 09/18/2028(c)	40,000	40,070
5.45%, 09/18/2033(c)	20,000	19,816
Waste Management, Inc.
3.15%, 11/15/2027	60,000	56,574
1.50%, 03/15/2031	70,000	55,878
		342,906

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Communications Equipment-0.73%
Cisco Systems, Inc.
2.50%, 09/20/2026(b)	$130,000	$123,254
5.05%, 02/26/2034	130,000	129,243
Juniper Networks, Inc., 3.75%, 08/15/2029	83,000	77,327
Motorola Solutions, Inc.
4.60%, 05/23/2029	33,000	32,065
5.40%, 04/15/2034	40,000	39,537
		401,426
Construction & Engineering-0.13%
Quanta Services, Inc., 2.90%, 10/01/2030	80,000	69,813
Construction Materials-0.28%
Eagle Materials, Inc., 2.50%, 07/01/2031	30,000	25,025
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	70,000	57,859
Vulcan Materials Co., 3.50%, 06/01/2030	75,000	68,074
		150,958
Consumer Finance-1.52%
Ally Financial, Inc.
2.20%, 11/02/2028	75,000	64,708
8.00%, 11/01/2031	60,000	65,713
American Express Co., 4.05%, 05/03/2029	210,000	201,444
Capital One Financial Corp., 3.80%, 01/31/2028	240,000	227,526
Discover Bank, 4.65%, 09/13/2028	80,000	76,597
Discover Financial Services, 6.70%, 11/29/2032	80,000	83,650
General Motors Financial Co., Inc., 3.10%, 01/12/2032	130,000	108,927
		828,565
Consumer Staples Distribution & Retail-2.61%
Costco Wholesale Corp.
1.38%, 06/20/2027	125,000	112,816
1.60%, 04/20/2030	130,000	108,444
Dollar General Corp.
3.88%, 04/15/2027	75,000	72,244
3.50%, 04/03/2030	60,000	54,518
Dollar Tree, Inc.
4.20%, 05/15/2028	42,000	40,270
2.65%, 12/01/2031	60,000	49,521
Kroger Co. (The)
4.50%, 01/15/2029	105,000	102,778
1.70%, 01/15/2031	130,000	104,126
Sysco Corp.
3.30%, 07/15/2026	95,000	91,200
5.95%, 04/01/2030	60,000	62,295
Target Corp.
3.38%, 04/15/2029	90,000	84,303
4.50%, 09/15/2032	100,000	95,976
Walmart, Inc.
3.90%, 09/09/2025(b)	220,000	216,895
1.80%, 09/22/2031	285,000	233,371
		1,428,757
Containers & Packaging-0.76%
Amcor Finance (USA), Inc., 3.63%, 04/28/2026	40,000	38,518
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	70,000	58,505
	Principal Amount	Value
Containers & Packaging-(continued)
Avery Dennison Corp.
4.88%, 12/06/2028	$31,000	$30,551
2.25%, 02/15/2032	30,000	24,272
Packaging Corp. of America
3.40%, 12/15/2027	40,000	37,783
3.00%, 12/15/2029	40,000	35,603
Sealed Air Corp., 1.57%, 10/15/2026(c)	30,000	27,364
Sonoco Products Co., 3.13%, 05/01/2030	75,000	66,362
WRKCo, Inc.
4.90%, 03/15/2029	45,000	44,468
3.00%, 06/15/2033	60,000	50,002
		413,428
Distributors-0.33%
Genuine Parts Co., 1.88%, 11/01/2030	125,000	101,266
LKQ Corp.
5.75%, 06/15/2028	40,000	40,410
6.25%, 06/15/2033	40,000	41,128
		182,804
Diversified REITs-0.57%
American Assets Trust L.P., 3.38%, 02/01/2031	30,000	24,614
COPT Defense Properties L.P., 2.75%, 04/15/2031	55,000	45,297
CubeSmart L.P.
2.25%, 12/15/2028	40,000	35,061
2.50%, 02/15/2032	30,000	24,300
Digital Realty Trust L.P.
3.70%, 08/15/2027	53,000	50,468
3.60%, 07/01/2029	70,000	64,460
W.P. Carey, Inc., 2.40%, 02/01/2031	80,000	66,555
		310,755
Diversified Telecommunication Services-1.40%
AT&T, Inc.
4.35%, 03/01/2029(b)	205,000	197,828
4.30%, 02/15/2030	176,000	167,813
Verizon Communications, Inc.
4.33%, 09/21/2028(b)	210,000	203,549
2.36%, 03/15/2032(b)	240,000	194,904
		764,094
Electric Utilities-4.95%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	90,000	74,334
Alexander Funding Trust II, 7.47%, 07/31/2028(c)	35,000	36,788
American Electric Power Co., Inc., 3.20%, 11/13/2027	56,000	52,299
American Transmission Systems, Inc., 2.65%, 01/15/2032(c)	75,000	61,963
Avangrid, Inc., 3.80%, 06/01/2029	98,000	90,506
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	270,000	249,330
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/2031	100,000	83,929
Series D, 4.00%, 12/01/2028	80,000	77,009
Constellation Energy Generation LLC
5.60%, 03/01/2028	40,000	40,374
5.80%, 03/01/2033	60,000	60,985
Duke Energy Corp.
2.65%, 09/01/2026	96,000	90,522
2.55%, 06/15/2031	115,000	96,181

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Entergy Corp., 1.90%, 06/15/2028	$75,000	$ 65,656
Entergy Louisiana LLC, 4.00%, 03/15/2033	50,000	45,108
Evergy, Inc.
2.45%, 09/15/2024	50,000	49,528
2.90%, 09/15/2029	55,000	48,894
Eversource Energy, 3.38%, 03/01/2032	50,000	42,795
Exelon Corp.
3.95%, 06/15/2025	70,000	68,818
4.05%, 04/15/2030	70,000	65,671
Interstate Power and Light Co., 4.10%, 09/26/2028	23,000	22,002
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(c)	80,000	76,583
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	85,000	81,072
2.25%, 06/01/2030	111,000	93,782
NRG Energy, Inc., 7.00%, 03/15/2033(c)	50,000	52,879
Pacific Gas and Electric Co.
3.15%, 01/01/2026	40,000	38,456
4.55%, 07/01/2030	40,000	37,785
Pinnacle West Capital Corp., 1.30%, 06/15/2025	35,000	33,381
PPL Capital Funding, Inc., 3.10%, 05/15/2026	60,000	57,593
PPL Electric Utilities Corp., 5.00%, 05/15/2033	55,000	53,994
Public Service Co. of Colorado, 1.88%, 06/15/2031	70,000	55,998
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	70,000	56,775
Southern California Edison Co.
5.95%, 11/01/2032	50,000	51,670
Series E, 3.70%, 08/01/2025	70,000	68,501
Southern Co. (The)
3.25%, 07/01/2026	88,000	84,502
Series A, 3.70%, 04/30/2030	110,000	101,467
Virginia Electric & Power Co., Series A, 3.50%, 03/15/2027	120,000	114,872
Vistra Operations Co. LLC
3.70%, 01/30/2027(c)	40,000	37,944
6.95%, 10/15/2033(c)	30,000	31,981
Wisconsin Electric Power Co., 4.75%, 09/30/2032	50,000	48,769
Wisconsin Power and Light Co., 3.95%, 09/01/2032	40,000	36,383
Xcel Energy, Inc., 4.00%, 06/15/2028	70,000	66,631
		2,703,710
Electrical Equipment-0.33%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	55,000	45,315
Emerson Electric Co.
0.88%, 10/15/2026	85,000	77,311
2.20%, 12/21/2031	70,000	58,100
		180,726
Electronic Equipment, Instruments & Components-1.68%
Amphenol Corp.
4.35%, 06/01/2029	40,000	38,676
2.80%, 02/15/2030	50,000	44,301
Arrow Electronics, Inc.
3.88%, 01/12/2028	58,000	55,038
2.95%, 02/15/2032	50,000	41,814
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Avnet, Inc., 4.63%, 04/15/2026	$83,000	$ 81,465
Eaton Corp.
3.10%, 09/15/2027	59,000	55,601
4.00%, 11/02/2032	55,000	51,081
Flex Ltd.
4.75%, 06/15/2025	53,000	52,473
4.88%, 06/15/2029	40,000	38,709
Jabil, Inc.
3.95%, 01/12/2028	33,000	31,223
3.00%, 01/15/2031	50,000	42,591
Keysight Technologies, Inc.
4.60%, 04/06/2027	18,000	17,655
3.00%, 10/30/2029	40,000	35,627
TD SYNNEX Corp.
1.75%, 08/09/2026	70,000	64,346
6.10%, 04/12/2034	40,000	40,342
Teledyne Technologies, Inc.
2.25%, 04/01/2028	40,000	35,686
2.75%, 04/01/2031	40,000	33,868
Trimble, Inc.
4.90%, 06/15/2028	33,000	32,393
6.10%, 03/15/2033	30,000	30,931
Tyco Electronics Group S.A.
4.50%, 02/13/2026	40,000	39,493
2.50%, 02/04/2032	65,000	54,602
		917,915
Energy Equipment & Services-0.55%
Halliburton Co., 2.92%, 03/01/2030	110,000	98,003
Helmerich & Payne, Inc., 2.90%, 09/29/2031	50,000	41,586
NOV, Inc., 3.60%, 12/01/2029	38,000	34,834
Schlumberger Investment S.A.
4.50%, 05/15/2028	60,000	58,999
2.65%, 06/26/2030	75,000	65,702
		299,124
Entertainment-1.01%
Electronic Arts, Inc., 1.85%, 02/15/2031	65,000	52,611
Netflix, Inc.
4.88%, 04/15/2028	60,000	59,490
4.88%, 06/15/2030(c)	70,000	68,558
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	10,000	9,830
4.00%, 04/14/2032	30,000	27,326
Walt Disney Co. (The)
1.75%, 08/30/2024	114,000	112,935
2.65%, 01/13/2031	120,000	104,188
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	60,000	56,909
4.28%, 03/15/2032	70,000	61,292
		553,139
Financial Services-3.12%
Apollo Global Management, Inc., 6.38%, 11/15/2033	110,000	116,969
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	248,000	239,964
Block Financial LLC
2.50%, 07/15/2028	30,000	26,689
3.88%, 08/15/2030	15,000	13,610
Corebridge Financial, Inc.
3.65%, 04/05/2027	90,000	85,987
3.90%, 04/05/2032	90,000	80,421

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Financial Services-(continued)
Equitable Holdings, Inc.
4.35%, 04/20/2028	$71,000	$68,197
5.59%, 01/11/2033	60,000	60,227
Fidelity National Information Services, Inc.
1.15%, 03/01/2026	70,000	64,978
2.25%, 03/01/2031	80,000	67,029
Fiserv, Inc.
4.20%, 10/01/2028	60,000	57,439
3.50%, 07/01/2029	58,000	53,555
Global Payments, Inc.
2.65%, 02/15/2025	30,000	29,344
3.20%, 08/15/2029	43,000	38,385
LPL Holdings, Inc.
6.75%, 11/17/2028	25,000	26,157
6.00%, 05/20/2034	30,000	30,113
Mastercard, Inc.
3.30%, 03/26/2027	70,000	67,058
3.35%, 03/26/2030	85,000	78,224
PayPal Holdings, Inc.
2.40%, 10/01/2024	65,000	64,319
2.85%, 10/01/2029	65,000	58,397
Radian Group, Inc., 6.20%, 05/15/2029	60,000	60,392
TPG Operating Group II, L.P., 5.88%, 03/05/2034	60,000	59,914
Visa, Inc.
3.15%, 12/14/2025	91,000	88,412
2.05%, 04/15/2030	120,000	102,634
Western Union Co. (The), 1.35%, 03/15/2026	70,000	64,876
		1,703,290
Food Products-2.42%
Archer-Daniels-Midland Co.
2.50%, 08/11/2026	90,000	85,085
3.25%, 03/27/2030	75,000	67,896
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	50,000	47,720
2.75%, 05/14/2031	70,000	59,583
Campbell Soup Co.
4.15%, 03/15/2028	33,000	31,830
2.38%, 04/24/2030	40,000	34,086
Conagra Brands, Inc., 4.85%, 11/01/2028	80,000	78,252
Flowers Foods, Inc., 2.40%, 03/15/2031	50,000	41,276
General Mills, Inc.
4.20%, 04/17/2028	51,000	49,291
4.95%, 03/29/2033	60,000	58,298
Hershey Co. (The), 2.30%, 08/15/2026	88,000	82,880
Hormel Foods Corp.
1.70%, 06/03/2028	50,000	44,168
1.80%, 06/11/2030	50,000	41,672
Ingredion, Inc.
3.20%, 10/01/2026	28,000	26,625
2.90%, 06/01/2030	20,000	17,493
JM Smucker Co. (The)
3.50%, 03/15/2025	33,000	32,456
2.38%, 03/15/2030	40,000	34,367
Kraft Heinz Foods Co. (The)
3.00%, 06/01/2026	65,000	62,223
3.75%, 04/01/2030	90,000	83,718
McCormick & Co., Inc.
3.40%, 08/15/2027	23,000	21,802
1.85%, 02/15/2031	30,000	24,249
	Principal Amount	Value
Food Products-(continued)
Mondelez International, Inc.
1.50%, 05/04/2025	$70,000	$67,473
2.75%, 04/13/2030	100,000	88,023
Tyson Foods, Inc.
4.35%, 03/01/2029	80,000	76,865
4.88%, 08/15/2034	70,000	65,814
		1,323,145
Gas Utilities-0.23%
Atmos Energy Corp.
3.00%, 06/15/2027	21,000	19,774
1.50%, 01/15/2031	45,000	35,907
National Fuel Gas Co.
5.50%, 01/15/2026	20,000	19,923
2.95%, 03/01/2031	20,000	16,696
Southwest Gas Corp., 4.05%, 03/15/2032	40,000	36,120
		128,420
Ground Transportation-1.07%
CSX Corp.
4.25%, 03/15/2029	70,000	67,854
4.10%, 11/15/2032	60,000	55,772
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	70,000	68,260
Norfolk Southern Corp.
3.80%, 08/01/2028	60,000	57,185
5.05%, 08/01/2030	70,000	69,667
Ryder System, Inc.
5.25%, 06/01/2028	40,000	40,097
6.60%, 12/01/2033	30,000	31,982
Union Pacific Corp.
3.95%, 09/10/2028	94,000	90,801
2.80%, 02/14/2032	120,000	102,761
		584,379
Health Care Equipment & Supplies-1.93%
Abbott Laboratories
3.75%, 11/30/2026	77,000	74,902
1.40%, 06/30/2030	120,000	98,777
Baxter International, Inc.
1.92%, 02/01/2027	40,000	36,520
2.54%, 02/01/2032(b)	50,000	40,634
Becton, Dickinson and Co.
3.70%, 06/06/2027	50,000	47,882
1.96%, 02/11/2031	80,000	64,979
Boston Scientific Corp., 2.65%, 06/01/2030	90,000	78,470
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	55,000	47,935
DH Europe Finance II S.a.r.l.
2.20%, 11/15/2024	68,000	67,035
2.60%, 11/15/2029	76,000	67,301
Edwards Lifesciences Corp., 4.30%, 06/15/2028	57,000	54,972
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	65,000	65,792
5.91%, 11/22/2032	40,000	41,185
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	60,000	50,765
Stryker Corp.
3.50%, 03/15/2026	74,000	71,759
1.95%, 06/15/2030	70,000	58,693

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	$60,000	$58,958
2.60%, 11/24/2031	35,000	29,013
		1,055,572
Health Care Providers & Services-4.05%
Cardinal Health, Inc.
3.41%, 06/15/2027	94,000	89,264
5.45%, 02/15/2034	90,000	89,518
Cencora, Inc.
3.45%, 12/15/2027	130,000	122,673
2.70%, 03/15/2031	110,000	93,362
Cigna Group (The)
4.38%, 10/15/2028	104,000	100,548
2.38%, 03/15/2031	150,000	124,797
CVS Health Corp.
4.30%, 03/25/2028	150,000	144,598
5.25%, 02/21/2033	160,000	155,594
Elevance Health, Inc.
3.65%, 12/01/2027	115,000	109,457
2.25%, 05/15/2030	125,000	106,051
HCA, Inc.
5.38%, 02/01/2025	70,000	69,774
3.50%, 09/01/2030	85,000	76,094
Humana, Inc.
1.35%, 02/03/2027	80,000	72,176
2.15%, 02/03/2032	95,000	75,223
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	43,000	42,404
2.95%, 12/01/2029	60,000	53,460
McKesson Corp.
1.30%, 08/15/2026	120,000	110,249
5.10%, 07/15/2033	110,000	109,595
Quest Diagnostics, Inc.
3.50%, 03/30/2025	30,000	29,477
2.95%, 06/30/2030	35,000	30,869
UnitedHealth Group, Inc.
3.75%, 07/15/2025	169,000	166,281
5.35%, 02/15/2033	175,000	176,777
Universal Health Services, Inc.
1.65%, 09/01/2026	40,000	36,502
2.65%, 10/15/2030	35,000	29,516
		2,214,259
Health Care REITs-0.65%
Healthcare Realty Holdings L.P.
3.50%, 08/01/2026	21,000	19,993
2.00%, 03/15/2031	20,000	15,721
Healthpeak OP LLC
3.25%, 07/15/2026	50,000	47,756
5.25%, 12/15/2032	40,000	39,256
Omega Healthcare Investors, Inc.
5.25%, 01/15/2026	18,000	17,811
3.38%, 02/01/2031	50,000	42,579
Ventas Realty L.P.
4.40%, 01/15/2029	44,000	42,106
2.50%, 09/01/2031	40,000	32,646
Welltower OP LLC
4.00%, 06/01/2025	46,000	45,234
3.10%, 01/15/2030	60,000	53,537
		356,639
	Principal Amount	Value
Hotel & Resort REITs-0.12%
Host Hotels & Resorts L.P.
Series E, 4.00%, 06/15/2025	$30,000	$29,437
Series H, 3.38%, 12/15/2029	39,000	34,668
		64,105
Hotels, Restaurants & Leisure-1.34%
Booking Holdings, Inc.
3.60%, 06/01/2026	60,000	58,236
4.63%, 04/13/2030	40,000	39,061
Darden Restaurants, Inc.
3.85%, 05/01/2027	34,000	32,576
6.30%, 10/10/2033	30,000	30,849
Expedia Group, Inc., 3.80%, 02/15/2028	68,000	64,405
Harley-Davidson Financial Services, Inc., 6.50%, 03/10/2028(c)	50,000	51,260
Hyatt Hotels Corp., 5.75%, 01/30/2027	40,000	40,366
Marriott International, Inc.
5.00%, 10/15/2027	45,000	44,764
Series FF, 4.63%, 06/15/2030	40,000	38,554
McDonald’s Corp.
3.80%, 04/01/2028	95,000	90,984
3.60%, 07/01/2030	100,000	92,135
Starbucks Corp.
3.80%, 08/15/2025	76,000	74,581
2.55%, 11/15/2030	90,000	77,110
		734,881
Household Durables-0.95%
D.R. Horton, Inc., 1.40%, 10/15/2027	120,000	106,297
Leggett & Platt, Inc., 4.40%, 03/15/2029	60,000	54,206
Lennar Corp., 4.75%, 11/29/2027	90,000	88,920
Mohawk Industries, Inc.
5.85%, 09/18/2028	30,000	30,562
3.63%, 05/15/2030	45,000	41,148
NVR, Inc., 3.00%, 05/15/2030	110,000	96,600
Whirlpool Corp., 4.75%, 02/26/2029	104,000	100,858
		518,591
Household Products-1.24%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	50,000	51,812
Clorox Co. (The)
3.90%, 05/15/2028	35,000	33,620
4.60%, 05/01/2032	40,000	38,697
Colgate-Palmolive Co.
4.80%, 03/02/2026	60,000	59,876
3.25%, 08/15/2032	70,000	62,247
Kimberly-Clark Corp.
3.20%, 04/25/2029	67,000	62,172
2.00%, 11/02/2031	70,000	57,834
Procter & Gamble Co. (The)
1.90%, 02/01/2027	190,000	176,374
3.00%, 03/25/2030	145,000	132,624
		675,256
Independent Power and Renewable Electricity Producers-0.29%
AES Corp. (The)
1.38%, 01/15/2026	55,000	51,380
2.45%, 01/15/2031	70,000	57,522
NSTAR Electric Co., 3.20%, 05/15/2027	53,000	50,433
		159,335

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Industrial Conglomerates-0.74%
3M Co.
2.88%, 10/15/2027	$103,000	$95,703
2.38%, 08/26/2029	125,000	108,793
Honeywell International, Inc.
2.50%, 11/01/2026	103,000	97,220
1.75%, 09/01/2031	130,000	104,946
		406,662
Industrial REITs-0.20%
Prologis L.P.
2.13%, 04/15/2027	55,000	50,682
2.25%, 04/15/2030	72,000	61,463
		112,145
Insurance-5.96%
Aflac, Inc., 3.60%, 04/01/2030	165,000	152,223
Allstate Corp. (The)
3.28%, 12/15/2026	76,000	72,433
1.45%, 12/15/2030	100,000	79,060
American International Group, Inc., 5.13%, 03/27/2033(b)	220,000	216,057
Aon Corp., 2.80%, 05/15/2030	60,000	52,322
Aon Global Ltd., 3.88%, 12/15/2025	40,000	39,033
Arthur J. Gallagher & Co., 5.45%, 07/15/2034	80,000	79,185
Brighthouse Financial, Inc.
3.70%, 06/22/2027	77,000	72,959
5.63%, 05/15/2030(b)	50,000	49,995
Brown & Brown, Inc.
4.20%, 09/15/2024	21,000	20,902
2.38%, 03/15/2031	50,000	40,945
Chubb INA Holdings LLC
3.35%, 05/03/2026	95,000	91,797
1.38%, 09/15/2030	95,000	77,022
CNA Financial Corp.
3.90%, 05/01/2029	43,000	40,455
5.13%, 02/15/2034	50,000	47,883
CNO Financial Group, Inc., 5.25%, 05/30/2029	43,000	41,631
Fidelity National Financial, Inc., 3.40%, 06/15/2030	110,000	97,306
First American Financial Corp., 2.40%, 08/15/2031	80,000	63,166
Five Corners Funding Trust II, 2.85%, 05/15/2030(c)	130,000	113,484
Globe Life, Inc., 4.55%, 09/15/2028	76,000	71,687
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	134,000	119,212
Jackson National Life Global Funding, 3.05%, 04/29/2026(c)	150,000	142,669
Lincoln National Corp.
3.80%, 03/01/2028	76,000	72,248
3.40%, 01/15/2031	80,000	70,225
Loews Corp.
3.75%, 04/01/2026	38,000	36,959
3.20%, 05/15/2030	40,000	36,003
Marsh & McLennan Cos., Inc.
4.38%, 03/15/2029	68,000	66,277
2.25%, 11/15/2030	70,000	59,161
MetLife, Inc., 4.55%, 03/23/2030	130,000	127,181
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(c)	120,000	115,120
Old Republic International Corp., 3.88%, 08/26/2026	99,000	95,430
	Principal Amount	Value
Insurance-(continued)
Primerica, Inc., 2.80%, 11/19/2031	$60,000	$ 49,691
Principal Financial Group, Inc.
3.70%, 05/15/2029	82,000	76,021
2.13%, 06/15/2030	90,000	74,753
Progressive Corp. (The)
4.00%, 03/01/2029	75,000	71,537
3.00%, 03/15/2032	105,000	90,661
Prudential Financial, Inc., 1.50%, 03/10/2026	130,000	121,748
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	49,000	45,797
RGA Global Funding, 5.50%, 01/11/2031(c)	40,000	39,853
Travelers Property Casualty Corp., 6.38%, 03/15/2033	145,000	157,242
Willis North America, Inc.
4.65%, 06/15/2027	25,000	24,485
2.95%, 09/15/2029	50,000	44,512
		3,256,330
Interactive Media & Services-1.37%
Alphabet, Inc.
2.00%, 08/15/2026	227,000	213,247
1.10%, 08/15/2030(b)	265,000	215,039
Meta Platforms, Inc.
3.50%, 08/15/2027	170,000	163,035
3.85%, 08/15/2032	170,000	157,135
		748,456
IT Services-0.70%
Amdocs Ltd., 2.54%, 06/15/2030	50,000	42,082
DXC Technology Co., 2.38%, 09/15/2028	93,000	79,594
International Business Machines Corp., 3.50%, 05/15/2029	140,000	130,251
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	60,000	55,326
3.15%, 10/15/2031	55,000	46,221
VeriSign, Inc.
5.25%, 04/01/2025	10,000	9,958
2.70%, 06/15/2031	20,000	16,610
		380,042
Leisure Products-0.31%
Brunswick Corp., 2.40%, 08/18/2031	80,000	63,533
Hasbro, Inc.
3.55%, 11/19/2026	30,000	28,578
3.90%, 11/19/2029	28,000	25,658
Polaris, Inc., 6.95%, 03/15/2029	50,000	52,485
		170,254
Life Sciences Tools & Services-0.94%
Agilent Technologies, Inc., 2.30%, 03/12/2031	70,000	58,192
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	70,000	61,730
Illumina, Inc.
5.75%, 12/13/2027	30,000	30,182
2.55%, 03/23/2031(b)	20,000	16,365
IQVIA, Inc., 6.25%, 02/01/2029	80,000	81,971
Revvity, Inc.
1.90%, 09/15/2028	50,000	43,426
3.30%, 09/15/2029	33,000	29,938

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Life Sciences Tools & Services-(continued)
Thermo Fisher Scientific, Inc.
4.80%, 11/21/2027	$100,000	$99,523
2.00%, 10/15/2031(b)	115,000	93,543
		514,870
Machinery-2.33%
AGCO Corp., 5.80%, 03/21/2034	70,000	69,916
Caterpillar Financial Services Corp., 3.40%, 05/13/2025	85,000	83,529
Caterpillar, Inc., 2.60%, 04/09/2030	95,000	83,693
Cummins, Inc.
4.90%, 02/20/2029	50,000	49,972
1.50%, 09/01/2030	80,000	65,063
Flowserve Corp., 3.50%, 10/01/2030	35,000	31,079
Fortive Corp., 3.15%, 06/15/2026	48,000	45,897
IDEX Corp., 3.00%, 05/01/2030	50,000	43,712
Illinois Tool Works, Inc., 2.65%, 11/15/2026	123,000	116,426
Ingersoll Rand, Inc.
5.40%, 08/14/2028	30,000	30,246
5.70%, 08/14/2033	30,000	30,593
John Deere Capital Corp.
4.80%, 01/09/2026	90,000	89,573
2.80%, 07/18/2029	90,000	81,317
Nordson Corp., 5.80%, 09/15/2033	50,000	51,191
Otis Worldwide Corp.
2.06%, 04/05/2025	40,000	38,856
2.57%, 02/15/2030	40,000	34,848
Parker-Hannifin Corp.
3.25%, 03/01/2027	60,000	57,179
3.25%, 06/14/2029	37,000	33,864
Stanley Black & Decker, Inc.
3.40%, 03/01/2026	35,000	33,813
2.30%, 03/15/2030	70,000	59,157
Wabtec Corp.
3.45%, 11/15/2026	50,000	47,685
5.61%, 03/11/2034	50,000	50,185
Xylem, Inc.
3.25%, 11/01/2026	25,000	23,839
2.25%, 01/30/2031	25,000	20,816
		1,272,449
Marine Transportation-0.06%
Kirby Corp., 4.20%, 03/01/2028	33,000	31,840
Media-1.01%
Comcast Corp.
4.15%, 10/15/2028	142,000	137,140
1.50%, 02/15/2031	190,000	151,410
Fox Corp.
4.71%, 01/25/2029	35,000	34,235
6.50%, 10/13/2033	40,000	41,811
Interpublic Group of Cos., Inc. (The)
4.65%, 10/01/2028	40,000	38,997
4.75%, 03/30/2030	55,000	53,472
Omnicom Group, Inc., 2.60%, 08/01/2031	60,000	50,409
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	48,000	46,550
		554,024
Metals & Mining-0.97%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	125,000	122,024
Newmont Corp., 2.25%, 10/01/2030	160,000	135,137
	Principal Amount	Value
Metals & Mining-(continued)
Nucor Corp.
3.95%, 05/01/2028	$69,000	$66,252
3.13%, 04/01/2032	60,000	51,874
Reliance, Inc., 2.15%, 08/15/2030	75,000	62,324
Steel Dynamics, Inc., 3.45%, 04/15/2030	101,000	91,773
		529,384
Multi-Utilities-1.54%
Ameren Corp.
1.95%, 03/15/2027	60,000	54,884
3.50%, 01/15/2031	60,000	53,789
Arizona Public Service Co., 5.55%, 08/01/2033	40,000	39,533
CenterPoint Energy, Inc.
1.45%, 06/01/2026	60,000	55,553
2.65%, 06/01/2031	60,000	50,502
Consumers Energy Co.
4.90%, 02/15/2029	40,000	39,737
4.63%, 05/15/2033	50,000	47,765
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	75,000	67,398
DTE Electric Co., Series C, 2.63%, 03/01/2031	50,000	42,695
DTE Energy Co., Series F, 1.05%, 06/01/2025	60,000	57,410
NiSource, Inc.
0.95%, 08/15/2025	50,000	47,331
3.60%, 05/01/2030	60,000	54,762
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	60,000	59,603
2.45%, 11/15/2031	55,000	45,080
Sempra, 3.40%, 02/01/2028	81,000	76,079
WEC Energy Group, Inc., 4.75%, 01/09/2026	50,000	49,438
		841,559
Office REITs-0.39%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	28,000	27,437
2.00%, 05/18/2032	40,000	31,195
Boston Properties L.P.
3.65%, 02/01/2026	60,000	57,797
3.25%, 01/30/2031	55,000	46,392
Kilroy Realty L.P., 3.05%, 02/15/2030	58,000	48,870
		211,691
Oil, Gas & Consumable Fuels-5.59%
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	55,000	54,571
3.70%, 11/15/2029(b)	50,000	45,991
Chevron Corp.
2.95%, 05/16/2026	197,000	189,448
2.24%, 05/11/2030(b)	215,000	185,288
ConocoPhillips Co.
6.95%, 04/15/2029	80,000	86,680
5.05%, 09/15/2033	110,000	108,581
Coterra Energy, Inc.
3.90%, 05/15/2027	50,000	47,984
5.60%, 03/15/2034	40,000	39,779
Devon Energy Corp., 7.88%, 09/30/2031	110,000	124,861
Diamondback Energy, Inc.
3.25%, 12/01/2026	40,000	38,167
3.50%, 12/01/2029	25,000	22,942

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
EOG Resources, Inc.
4.15%, 01/15/2026	$90,000	$88,522
4.38%, 04/15/2030	80,000	77,465
EQT Corp.
3.90%, 10/01/2027	40,000	38,169
7.00%, 02/01/2030	30,000	31,717
Exxon Mobil Corp.
3.04%, 03/01/2026(b)	236,000	228,032
2.61%, 10/15/2030	265,000	231,511
Hess Corp.
4.30%, 04/01/2027	50,000	48,681
7.30%, 08/15/2031	30,000	33,500
HF Sinclair Corp., 5.88%, 04/01/2026	90,000	90,290
Kinder Morgan, Inc.
4.30%, 03/01/2028	95,000	92,155
5.20%, 06/01/2033	90,000	86,921
Marathon Oil Corp.
4.40%, 07/15/2027(b)	28,000	27,386
6.80%, 03/15/2032	35,000	38,112
Marathon Petroleum Corp., 4.70%, 05/01/2025	210,000	208,141
ONEOK, Inc.
4.55%, 07/15/2028	61,000	59,246
3.10%, 03/15/2030	90,000	79,791
Ovintiv, Inc.
5.65%, 05/15/2028	40,000	40,405
7.38%, 11/01/2031	30,000	32,687
Phillips 66
3.90%, 03/15/2028	114,000	108,891
2.15%, 12/15/2030	100,000	82,744
Targa Resources Corp., 5.20%, 07/01/2027	30,000	29,892
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	40,000	39,471
Valero Energy Corp.
2.15%, 09/15/2027	110,000	99,589
7.50%, 04/15/2032	90,000	101,668
Williams Cos., Inc. (The)
3.75%, 06/15/2027	55,000	52,592
2.60%, 03/15/2031	75,000	63,084
		3,054,954
Passenger Airlines-0.17%
Southwest Airlines Co.
5.13%, 06/15/2027	40,000	39,758
2.63%, 02/10/2030	60,000	51,506
		91,264
Personal Care Products-0.38%
Estee Lauder Cos., Inc. (The)
2.00%, 12/01/2024	70,000	68,799
2.38%, 12/01/2029	43,000	37,492
Kenvue, Inc.
5.05%, 03/22/2028	50,000	50,159
4.90%, 03/22/2033	50,000	49,187
		205,637
Pharmaceuticals-2.87%
Bristol-Myers Squibb Co.
2.90%, 07/26/2024	120,000	119,526
3.40%, 07/26/2029	119,000	110,247
	Principal Amount	Value
Pharmaceuticals-(continued)
Eli Lilly and Co.
3.38%, 03/15/2029	$96,000	$90,195
4.70%, 02/09/2034	90,000	87,509
Johnson & Johnson
2.45%, 03/01/2026	188,000	180,096
1.30%, 09/01/2030	200,000	163,592
Merck & Co., Inc.
3.40%, 03/07/2029	140,000	131,321
2.15%, 12/10/2031	140,000	115,730
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/2028	160,000	156,627
4.75%, 05/19/2033	185,000	178,955
Royalty Pharma PLC
1.20%, 09/02/2025	30,000	28,412
2.20%, 09/02/2030	40,000	33,105
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	33,000	31,843
Viatris, Inc., 2.70%, 06/22/2030	50,000	42,118
Zoetis, Inc.
3.00%, 09/12/2027	70,000	65,432
2.00%, 05/15/2030	40,000	33,414
		1,568,122
Professional Services-0.82%
Automatic Data Processing, Inc.
3.38%, 09/15/2025	81,000	79,326
1.25%, 09/01/2030	100,000	80,288
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	25,000	24,060
2.60%, 05/01/2031	30,000	25,099
Concentrix Corp.
6.60%, 08/02/2028	30,000	30,248
6.85%, 08/02/2033	30,000	29,430
Equifax, Inc.
2.60%, 12/01/2024	18,000	17,729
2.35%, 09/15/2031	50,000	40,885
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	70,000	71,838
Verisk Analytics, Inc.
4.13%, 03/15/2029	20,000	19,070
5.75%, 04/01/2033	30,000	30,611
		448,584
Real Estate Management & Development-0.15%
CBRE Services, Inc.
4.88%, 03/01/2026	40,000	39,530
2.50%, 04/01/2031	50,000	41,244
		80,774
Residential REITs-1.05%
American Homes 4 Rent L.P.
4.25%, 02/15/2028	28,000	26,756
3.63%, 04/15/2032	30,000	26,007
AvalonBay Communities, Inc.
3.45%, 06/01/2025	40,000	39,224
2.30%, 03/01/2030	35,000	30,098
Camden Property Trust
5.85%, 11/03/2026	30,000	30,357
2.80%, 05/15/2030	30,000	26,313
ERP Operating L.P.
2.85%, 11/01/2026	38,000	35,942
2.50%, 02/15/2030	40,000	34,656

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Residential REITs-(continued)
Essex Portfolio L.P.
3.50%, 04/01/2025	$40,000	$39,281
3.00%, 01/15/2030	30,000	26,404
Invitation Homes Operating Partnership L.P.
2.30%, 11/15/2028	30,000	26,412
2.00%, 08/15/2031	45,000	35,373
Mid-America Apartments L.P., 3.95%, 03/15/2029	50,000	47,666
Sun Communities Operating L.P.
5.50%, 01/15/2029	50,000	49,769
2.70%, 07/15/2031	55,000	45,209
UDR, Inc., 3.20%, 01/15/2030	60,000	53,777
		573,244
Retail REITs-0.72%
Brixmor Operating Partnership L.P., 4.13%, 05/15/2029	20,000	18,766
Kimco Realty OP LLC
2.80%, 10/01/2026	30,000	28,339
4.60%, 02/01/2033	30,000	28,029
NNN REIT, Inc., 5.60%, 10/15/2033	40,000	39,847
Realty Income Corp.
4.13%, 10/15/2026	55,000	53,598
3.25%, 01/15/2031	40,000	35,353
Regency Centers L.P.
3.60%, 02/01/2027	22,000	21,132
3.70%, 06/15/2030	40,000	36,572
Simon Property Group L.P.
2.00%, 09/13/2024	66,000	65,338
2.45%, 09/13/2029	76,000	66,271
		393,245
Semiconductors & Semiconductor Equipment-3.11%
Analog Devices, Inc.
3.50%, 12/05/2026	50,000	48,204
2.10%, 10/01/2031	60,000	49,345
Applied Materials, Inc.
3.30%, 04/01/2027	65,000	62,364
1.75%, 06/01/2030	70,000	58,491
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	103,000	99,470
Broadcom, Inc., 2.45%, 02/15/2031(c)	150,000	125,460
Intel Corp.
3.70%, 07/29/2025	145,000	142,309
2.45%, 11/15/2029	162,000	141,456
KLA Corp.
4.65%, 11/01/2024	43,000	42,849
4.65%, 07/15/2032	50,000	48,474
Lam Research Corp.
4.00%, 03/15/2029	43,000	41,205
1.90%, 06/15/2030	60,000	50,309
Marvell Technology, Inc.
1.65%, 04/15/2026	20,000	18,663
2.95%, 04/15/2031	20,000	17,132
Micron Technology, Inc.
4.19%, 02/15/2027	71,000	68,949
4.66%, 02/15/2030	70,000	67,598
NVIDIA Corp.
3.20%, 09/16/2026	62,000	59,875
2.85%, 04/01/2030	87,000	78,477
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
QUALCOMM, Inc.
3.25%, 05/20/2027	$88,000	$84,277
1.65%, 05/20/2032	95,000	74,159
Texas Instruments, Inc.
1.38%, 03/12/2025	95,000	92,119
2.25%, 09/04/2029	96,000	84,419
Xilinx, Inc.
2.95%, 06/01/2024	55,000	55,000
2.38%, 06/01/2030	100,000	86,198
		1,696,802
Software-2.40%
Adobe, Inc.
3.25%, 02/01/2025	63,000	62,117
2.30%, 02/01/2030	60,000	52,182
Autodesk, Inc.
3.50%, 06/15/2027	23,000	21,956
2.85%, 01/15/2030	30,000	26,523
Fortinet, Inc.
1.00%, 03/15/2026	16,000	14,760
2.20%, 03/15/2031	16,000	13,127
Intuit, Inc.
0.95%, 07/15/2025	60,000	57,151
5.20%, 09/15/2033	55,000	54,939
Microsoft Corp., 3.30%, 02/06/2027	490,000	471,724
Oracle Corp.
2.50%, 04/01/2025	135,000	131,541
2.88%, 03/25/2031	120,000	103,246
Roper Technologies, Inc.
1.00%, 09/15/2025	30,000	28,338
1.75%, 02/15/2031	60,000	48,040
Salesforce, Inc.
3.70%, 04/11/2028	72,000	69,145
1.95%, 07/15/2031	90,000	73,679
ServiceNow, Inc., 1.40%, 09/01/2030	55,000	44,285
Workday, Inc.
3.50%, 04/01/2027	20,000	19,115
3.80%, 04/01/2032	20,000	17,979
		1,309,847
Specialized REITs-1.25%
American Tower Corp.
3.38%, 10/15/2026	70,000	66,788
3.80%, 08/15/2029	73,000	67,578
Crown Castle, Inc.
3.65%, 09/01/2027	56,000	53,122
2.25%, 01/15/2031	80,000	65,545
EPR Properties, 3.75%, 08/15/2029	70,000	62,334
Equinix, Inc.
2.63%, 11/18/2024	60,000	59,165
3.20%, 11/18/2029	80,000	71,690
Extra Space Storage L.P.
5.70%, 04/01/2028	30,000	30,335
2.35%, 03/15/2032	35,000	27,757
Public Storage Operating Co.
1.85%, 05/01/2028	40,000	35,386
2.30%, 05/01/2031	60,000	50,054
Weyerhaeuser Co.
4.75%, 05/15/2026	50,000	49,373
7.38%, 03/15/2032	40,000	44,883
		684,010

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Specialty Retail-2.88%
AutoNation, Inc., 3.85%, 03/01/2032	$110,000	$ 96,918
AutoZone, Inc.
3.75%, 06/01/2027	50,000	48,020
4.00%, 04/15/2030	65,000	60,946
Best Buy Co., Inc.
4.45%, 10/01/2028	80,000	77,613
1.95%, 10/01/2030	70,000	57,599
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	50,000	51,386
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	73,000	73,683
5.30%, 10/01/2029	65,000	65,132
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	70,000	59,027
Home Depot, Inc. (The)
3.00%, 04/01/2026	170,000	163,805
2.95%, 06/15/2029	173,000	157,648
Leidos, Inc.
3.63%, 05/15/2025	30,000	29,451
2.30%, 02/15/2031	35,000	28,717
Lowe’s Cos., Inc.
2.50%, 04/15/2026	109,000	103,719
2.63%, 04/01/2031	110,000	93,489
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	59,000	56,140
4.70%, 06/15/2032	50,000	47,938
Ross Stores, Inc.
4.60%, 04/15/2025	37,000	36,692
1.88%, 04/15/2031	65,000	52,745
TJX Cos., Inc. (The)
2.25%, 09/15/2026	70,000	65,837
1.60%, 05/15/2031	100,000	80,210
Tractor Supply Co., 1.75%, 11/01/2030	85,000	68,501
		1,575,216
Technology Hardware, Storage & Peripherals-1.84%
Apple, Inc.
3.25%, 02/23/2026(b)	265,000	257,443
1.65%, 02/08/2031(b)	330,000	271,479
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	118,000	117,136
HP, Inc.
3.00%, 06/17/2027	95,000	89,030
4.20%, 04/15/2032	80,000	74,009
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	120,000	115,732
NetApp, Inc.
1.88%, 06/22/2025	55,000	52,858
2.70%, 06/22/2030	30,000	25,917
		1,003,604
Textiles, Apparel & Luxury Goods-0.68%
NIKE, Inc.
2.40%, 03/27/2025	75,000	73,268
2.85%, 03/27/2030	80,000	71,685
Ralph Lauren Corp., 2.95%, 06/15/2030	75,000	66,448
Tapestry, Inc.
7.35%, 11/27/2028	30,000	31,083
7.85%, 11/27/2033	30,000	31,642
	Principal Amount	Value
Textiles, Apparel & Luxury Goods-(continued)
VF Corp.
2.40%, 04/23/2025	$65,000	$62,950
2.95%, 04/23/2030	45,000	36,396
		373,472
Tobacco-0.82%
Altria Group, Inc.
4.80%, 02/14/2029	100,000	98,121
2.45%, 02/04/2032	150,000	120,619
Philip Morris International, Inc.
5.13%, 11/17/2027	115,000	114,815
5.75%, 11/17/2032	110,000	112,322
		445,877
Trading Companies & Distributors-0.16%
WW Grainger, Inc., 1.85%, 02/15/2025	92,000	89,638
Water Utilities-0.24%
American Water Capital Corp.
3.40%, 03/01/2025	32,000	31,501
4.45%, 06/01/2032	40,000	38,061
Essential Utilities, Inc., 2.70%, 04/15/2030	70,000	60,131
		129,693
Wireless Telecommunication Services-0.44%
T-Mobile USA, Inc.
3.75%, 04/15/2027	135,000	129,492
3.88%, 04/15/2030	120,000	111,570
		241,062
Total U.S. Dollar Denominated Bonds & Notes (Cost $56,113,939)		54,229,407
	Shares
Money Market Funds-0.30%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $164,314)	164,314	164,314
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.55% (Cost $56,278,253)		54,393,721
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.27%
Invesco Private Government Fund, 5.30%(d)(e)(f)	958,507	958,507
Invesco Private Prime Fund, 5.48%(d)(e)(f)	2,463,992	2,464,731
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,423,238)		3,423,238
TOTAL INVESTMENTS IN SECURITIES-105.82% (Cost $59,701,491)		57,816,959
OTHER ASSETS LESS LIABILITIES-(5.82)%		(3,179,279)
NET ASSETS-100.00%		$54,637,680

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $1,198,704, which represented 2.19% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$87,574	$2,724,044	$(2,647,304)	$-	$-	$164,314	$4,098
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	757,492	7,893,945	(7,692,930)	-	-	958,507	33,527*
Invesco Private Prime Fund	1,947,839	16,923,145	(16,406,200)	54	(107)	2,464,731	90,248*
Total	$2,792,905	$27,541,134	$(26,746,434)	$54	$(107)	$3,587,552	$127,873

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco National AMT-Free Municipal Bond ETF (PZA)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.62%
Alabama-0.65%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2047	$3,000	$ 3,210,561
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2052	3,000	3,185,102
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2040	370	369,768
Alhambra Unified School District, Series 2016 B, RB	4.00%	10/01/2043	500	492,608
Auburn University, Series 2018 A, RB	5.00%	06/01/2048	500	515,705
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	3,000	3,051,999
Huntsville (City of), AL Health Care Authority, Series 2020 B-1, RB, (INS - AGM)(a)	3.00%	06/01/2050	110	82,784
Lower Alabama Gas District (The), Series 2016 A, RB	5.00%	09/01/2046	430	441,936
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority, Series 2021 A, Ref. RB	4.00%	02/01/2046	5,000	4,407,024
Montgomery (City of), AL, Series 2023, RB	5.00%	09/01/2048	1,000	1,069,407
Pike Road (Town of), AL, Series 2023, GO Wts.	5.00%	03/01/2052	1,175	1,234,704
University of Alabama (The), Series 2012 A, Ref. RB	3.50%	07/01/2042	50	43,735
				18,105,333
Alaska-0.00%
Alaska (State of) Industrial Development & Export Authority (Tanana Chiefs Conferene), Series 2019, RB	4.00%	10/01/2044	30	27,907
Arizona-1.62%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital), Series 2014, Ref. RB(b)	5.00%	12/01/2042	65	65,366
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020 A, RB	3.00%	02/01/2045	2,000	1,539,957
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020 A, RB	4.00%	02/01/2050	1,000	932,215
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2020 A, RB	4.00%	11/01/2050	2,000	1,794,967
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2047	750	720,607
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2017 A, RB	4.00%	01/01/2041	2,000	1,950,003
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 E, RB	3.00%	01/01/2049	3,355	2,519,010
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	3.00%	01/01/2049	2,000	1,501,645
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2019 E, RB	4.00%	01/01/2045	1,000	954,945
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	3.00%	09/01/2051	4,250	3,126,496
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	4.00%	09/01/2051	2,625	2,366,624
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,002,304
Phoenix Civic Improvement Corp., Series 2015 A, RB	5.00%	07/01/2045	2,000	2,010,317
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	5,000	5,115,706
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	4,000	4,164,200
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	750	803,273
Phoenix Civic Improvement Corp. (Sustainability Bonds), Series 2020, RB	5.00%	07/01/2044	5,000	5,312,945
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2043	1,000	1,090,451
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2044	1,000	1,087,032
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2048	1,000	1,074,873
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.25%	01/01/2053	2,000	2,181,584
University of Arizona (The) (Stimulus Plan for Economic and Educational Development), Series 2020, Ref. RB	4.00%	08/01/2044	4,000	3,883,784
				45,198,304
Arkansas-0.19%
Fayetteville School District No. 1, Series 2020, Ref. GO Bonds	2.75%	06/01/2046	100	71,151
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	5,000	5,295,236
				5,366,387
California-16.72%
Antelope Valley Healthcare District, Series 2016 A, Ref. RB	5.00%	03/01/2041	1,000	957,375
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	5,000	4,740,500
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	2,500	2,468,547
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	2,000	2,173,671
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(a)	5.00%	09/01/2049	$1,000	$ 1,038,258
California (State of), Series 2014, GO Bonds	5.00%	10/01/2039	5,000	5,013,453
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	2,200	2,223,334
California (State of), Series 2016, GO Bonds	4.00%	09/01/2046	160	157,324
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	3,000	3,071,696
California (State of), Series 2018, GO Bonds	5.00%	10/01/2039	1,000	1,022,829
California (State of), Series 2018, GO Bonds	3.63%	10/01/2047	155	137,138
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	3,400	3,465,468
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	175	171,604
California (State of), Series 2019, GO Bonds	3.25%	04/01/2045	230	192,691
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	4,000	4,207,753
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,047,226
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2039	1,390	1,409,678
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	4,500	4,824,401
California (State of), Series 2020, GO Bonds	4.00%	11/01/2041	55	54,057
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	1,100	1,072,015
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,000	999,208
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,000	999,208
California (State of), Series 2020, GO Bonds	4.00%	03/01/2050	40	39,178
California (State of), Series 2020, GO Bonds	3.00%	11/01/2050	40	30,732
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2040	1,145	1,157,549
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	15	16,125
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	50	38,682
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	2,055	2,238,435
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	520	525,279
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	5,555	6,025,681
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,555	1,698,307
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	10	10,964
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	1,170	1,284,734
California (State of), Series 2023, GO Bonds	5.00%	10/01/2039	65	72,588
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	1,025	1,122,841
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	1,035	1,157,241
California (State of), Series 2023, GO Bonds	4.00%	10/01/2050	1,355	1,326,820
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	1,200	1,211,892
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	15	16,533
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	7,500	7,562,668
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	10,020	11,038,953
California (State of), Series 2024, GO Bonds	5.00%	09/01/2041	430	479,501
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	2,000	2,214,114
California (State of), Series 2024, GO Bonds	4.00%	09/01/2047	10	9,932
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	2,000	2,192,329
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	1,000	1,087,215
California (State of) Educational Facilities Authority (Chapman University), Series 2017 B, RB	4.00%	04/01/2047	50	45,899
California (State of) Educational Facilities Authority (Stanford University), Series 2007 T-1, RB	5.00%	03/15/2039	5,000	5,895,220
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,000	4,630,036
California (State of) Educational Facilities Authority (Stanford University), Series 2021 V-2, Ref. RB	5.00%	04/01/2051	1,100	1,274,349
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	345	306,761
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	160	154,533
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	4.00%	08/15/2040	400	403,616
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	215	165,546
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	3.25%	08/15/2039	100	90,608
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	3,200	3,101,173
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County), Series 2021, Ref. RB	2.13%	11/01/2041	5,000	3,369,423
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2049	$500	$ 539,899
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2054	750	806,988
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	4.00%	11/15/2045	360	340,260
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	3,000	3,006,111
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	2,250	2,312,997
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2038	2,000	2,009,205
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	4,600	4,487,084
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	3,500	3,951,050
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014 A, RB	5.00%	08/15/2043	1,745	1,746,119
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	800	819,033
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	3,860	3,656,664
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 B, RB	5.00%	10/01/2044	1,100	1,100,869
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	145	108,384
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	3,000	2,913,451
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	7,360	7,100,260
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	175	169,842
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	1,185	1,207,132
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	500	484,615
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	320	305,315
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	2,740	2,890,004
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	4.00%	10/01/2042	750	768,799
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2018, RB	5.00%	10/01/2043	1,000	1,048,938
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,000	968,237
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	4,000	3,711,586
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	1,715	1,724,199
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,500	2,501,360
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	1,000	966,853
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	6,000	6,175,239
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGM)(a)	5.25%	11/01/2052	2,000	2,097,439
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	1,750	1,785,999
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(c)	5.00%	07/01/2039	1,000	1,036,763
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	1,000	969,739
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	215	211,823
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	1,000	1,037,745
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	1,500	1,506,394
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	555	598,944
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	1,000	1,102,710
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	1,000	1,093,680
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	185	182,728
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	$25	$ 23,360
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	1,000	737,605
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	1,100	1,117,150
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	95	90,377
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	500	438,145
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.25%	01/01/2043	115	115,145
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	10	10,215
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	6,080	6,305,719
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	2,310	2,383,488
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	30	31,595
California State University, Series 2023 A, RB	5.25%	11/01/2048	230	256,583
California State University, Series 2023 A, RB	5.25%	11/01/2053	170	188,152
Centinela Valley Union High School District, Series 2016 B, Ref. GO Bonds, (INS - AGM)(a)	4.00%	08/01/2050	125	118,113
Chabot-Las Positas Community College District (Election of 2016), Series 2023 C, GO Bonds	5.25%	08/01/2048	20	22,260
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds	4.00%	06/01/2043	210	211,148
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	2,500	2,484,053
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	7,500	6,253,492
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	10	10,646
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	100	97,595
Desert Sands Unified School District (Election Of 2014), Series 2019, GO Bonds	4.00%	08/01/2044	500	498,949
East Bay Municipal Utility District, Series 2015 B, RB	4.00%	06/01/2045	1,010	995,762
East Bay Municipal Utility District, Series 2019 A, RB	5.00%	06/01/2044	735	781,934
East Bay Municipal Utility District, Series 2024 A, RB	5.00%	06/01/2049	500	545,921
East Bay Municipal Utility District, Series 2024 A, RB	5.00%	06/01/2054	1,100	1,192,733
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	1,500	1,734,293
Elk Grove Unified School District, Series 2016, Ref. COP, (INS - BAM)(a)	3.13%	02/01/2040	150	125,480
Elk Grove Unified School District, Series 2023, RB, (INS - AGM)(a)	4.00%	12/01/2042	110	111,040
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds, (INS - AGM)(a)	4.00%	10/01/2044	1,000	985,602
Foothill-Eastern Transportation Corridor Agency, Series 2021 C, Ref. RB	4.00%	01/15/2043	640	621,873
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	3,020	2,747,693
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	4.00%	04/01/2054	1,000	966,202
Grossmont Healthcare District, Series 2015 D, Ref. GO Bonds	4.00%	07/15/2040	500	490,764
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	4.00%	08/01/2042	60	59,638
Hacienda La Puente Unified School District (Election of 2016), Series 2023 A, GO Bonds	5.00%	08/01/2047	425	459,714
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2042	30	29,743
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2044	5	5,233
Hayward Unified School District, Series 2019, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	2,090	2,044,391
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2050	20	19,390
Hayward Unified School District (Election of 2018), Series 2019 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2048	475	459,721
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,004,733
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	5.25%	05/01/2048	2,200	2,246,540
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	600	662,126
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	1,100	1,044,745
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	750	771,162
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	10,000	9,944,035
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	7,000	6,836,723
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	3,000	3,002,768
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	1,000	1,060,160
Long Beach (City of), CA, Series 2019 A, RB	5.00%	05/15/2049	120	126,305
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	1,270	954,762
Los Angeles (City of), CA (Green Bonds), Series 2015 A, RB	5.00%	06/01/2044	750	757,517
Los Angeles (City of), CA (Green Bonds), Series 2015 C, Ref. RB	5.00%	06/01/2045	400	403,936
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	$1,500	$ 1,564,669
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	75	81,342
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	4.00%	06/01/2052	5,000	4,823,601
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	1,260	1,354,693
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	5,000	4,792,368
Los Angeles (City of), CA Department of Water & Power, Series 2014 A, RB(b)	5.00%	08/22/2024	800	801,989
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2044	930	930,160
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB(b)	5.00%	07/01/2024	200	200,166
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,100	1,118,558
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	1,100	1,131,675
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	480	503,944
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	135	141,630
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	80	84,535
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	2,360	2,497,209
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2040	45	48,884
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	150	163,815
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	25	27,129
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	1,000	1,073,136
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2039	1,000	1,093,254
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	95	103,199
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	4,000	4,312,010
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	2,120	2,302,344
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	45	49,345
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	95	104,087
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	50	55,104
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	10	10,913
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	25	27,187
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	1,065	1,149,619
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.25%	07/01/2053	270	299,504
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	10	11,117
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	10	11,112
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	10	11,067
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2048	20	21,846
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2053	500	542,326
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2039	10	10,604
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	20	21,033
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	2,250	2,259,502
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	750	752,292
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	150	150,006
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	1,400	1,421,778
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	40	42,899
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2021 F, RB	4.00%	12/01/2046	10	10,019
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital), Series 2016 A, Ref. RB	4.00%	10/01/2042	700	688,553
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	800	701,301
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	2,680	2,781,225
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2039	1,000	1,012,264
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,015	1,017,210
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,000	980,552
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	15	16,535
Los Angeles Unified School District (Sustainability Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	15	16,585
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	4.00%	07/01/2040	20	19,772
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2040	2,195	2,227,417
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	150	158,124
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	5,000	4,927,323
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Manhattan Beach Unified School District (Measure C), Series 2020 B, GO Bonds	4.00%	09/01/2045	$5,635	$ 5,660,455
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	3,000	2,894,690
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	1,080	1,151,813
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	1,050	1,113,125
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2039	55	60,447
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	100	95,024
Monterey Peninsula Community College District (Election of 2020), Series 2024 B, GO Bonds	4.00%	08/01/2051	1,000	971,299
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	35	26,805
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,000	1,988,215
Mountain View Whisman School District (Santa Clara County, California) (Election of 2020), Series 2022 B, GO Bonds	4.25%	09/01/2045	5,750	5,893,359
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	540	525,921
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	270	286,861
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	175	174,155
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2044	3,000	2,957,641
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2049	3,885	3,771,904
North Orange County Community College District, Series 2022 C, GO Bonds	4.00%	08/01/2047	2,500	2,466,116
Oak Grove School District, Series 2023 A-2, GO Bonds	5.00%	08/01/2052	3,500	3,750,556
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGM)(a)	5.25%	08/01/2048	500	553,047
Oakland Unified School District (Election of 2020), Series 2021 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2046	50	48,353
Ohlone Community College District, Series 2016 C, GO Bonds	4.00%	08/01/2041	20	19,819
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2045	5,000	5,177,149
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	1,230	1,314,631
Peralta Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	200	195,443
Peralta Community College District (Election of 2006), Series 2016 D, GO Bonds	4.00%	08/01/2039	55	53,747
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGM)(a)	4.00%	09/01/2048	7,500	7,470,290
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,000	1,094,058
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	1,015	1,107,071
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	1,000	981,898
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	5,000	5,378,594
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	1,000	851,002
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	70	52,901
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	1,100	1,132,823
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	5,000	5,111,328
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2039	75	80,816
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2040	5	5,365
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	50	54,869
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	2,300	2,504,254
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2054	205	224,142
Sacramento (County of), CA, Series 2016 A, Ref. RB	5.00%	07/01/2041	2,400	2,450,255
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	2,250	2,288,121
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2014 A, Ref. RB	5.00%	12/01/2044	800	800,061
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	2,400	2,576,670
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	275	295,751
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	40	42,097
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	125	136,430
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	550	595,071
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	1,000	1,073,089
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	100	97,345
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2023 A, RB	5.25%	10/15/2052	1,135	1,250,136
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	1,000	941,287
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	6,620	6,758,281
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	20	21,895
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	5,000	4,891,245
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	14,300	13,934,329
San Diego Unified School District (Election of 2022), Series 2023, GO Bonds	5.00%	07/01/2048	2,000	2,171,756
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Airport Commission, Series 2023, Ref. RB	5.25%	05/01/2048	$2,750	$ 3,031,737
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	5,000	5,497,052
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB(b)	5.00%	08/30/2024	2,000	2,005,492
San Francisco (City & County of), CA Public Utilities Commission, Series 2013 B, RB	4.00%	10/01/2042	355	342,628
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2039	1,000	988,198
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	535	527,090
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	115	124,883
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2050	220	214,187
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2051	1,000	972,845
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	4.00%	11/01/2040	1,000	1,023,355
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	50	55,695
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	25	27,583
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	3.00%	07/01/2044	205	163,319
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	2,000	2,063,979
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2041	3,000	2,583,758
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	1,300	1,340,018
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	1,500	1,536,756
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	1,035	1,135,447
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	75	75,428
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	10	9,952
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	665	699,071
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2021 A-1, RB	3.00%	06/15/2046	1,500	1,178,969
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	760	773,311
San Rafael City High School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2053	1,500	1,460,811
Santa Clara Unified School District (Election of 2014), Series 2017, GO Bonds	3.50%	07/01/2042	150	135,812
Santa Clarita Community College District (Elecion of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	1,005	1,104,791
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	4,000	3,970,658
South San Francisco Unified School District, Series 2023, GO Bonds	4.00%	09/01/2052	90	87,756
Southern California Public Power Authority, Series 2023-1A, RB	5.00%	07/01/2048	1,150	1,255,200
Southern California Water Replenishment District, Series 2015, Ref. RB	5.00%	08/01/2041	80	81,188
Sunnyvale Financing Authority (Green Bonds), Series 2020, RB	4.00%	04/01/2045	20	19,645
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	230	225,134
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	2,000	2,018,901
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	1,000	1,003,156
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	9,500	9,684,326
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	1,200	1,258,126
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	70	68,822
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	40	39,632
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	1,000	979,441
University of California, Series 2022 BK, RB	5.00%	05/15/2052	4,525	4,844,494
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	2,000	2,225,704
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	2,000	2,216,479
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	2,075	2,292,059
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2040	440	496,425
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	80	88,858
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2040	25	28,206
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2040	825	831,562
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	275	271,287
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	1,325	1,370,602
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	1,500	1,571,533
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2048	15	14,710
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	700	726,347
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California (Limited), Series 2018 O, Ref. RB	5.50%	05/15/2058	$750	$ 792,939
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	1,000	974,673
Upper Santa Clara Valley Joint Powers Authority, Series 2020 A, Ref. RB	4.00%	08/01/2050	200	191,695
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	575	562,521
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	20	22,045
West Valley-Mission Community College District, Series 2019 A, GO Bonds	4.00%	08/01/2044	25	25,061
West Valley-Mission Community College District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2040	345	340,836
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.), Series 2014, RB	5.00%	06/01/2044	1,085	1,085,198
				466,393,499
Colorado-2.40%
Adams & Weld Counties School District No. 27J Brighton, Series 2015, GO Bonds	5.00%	12/01/2040	40	40,490
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	2,000	2,030,816
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2046	4,500	4,227,100
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2050	15,000	13,872,585
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	3.00%	11/15/2051	9,000	6,652,321
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	1,500	1,629,259
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2052	900	951,364
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.00%	11/01/2041	1,000	663,468
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.25%	11/01/2045	1,000	641,571
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	1,000	1,013,958
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	750	758,153
Denver (City & County of), CO, Series 2021 A, RB	4.00%	08/01/2051	1,000	940,328
Denver (City & County of), CO Board of Water Commissioners (The) (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	5,000	5,083,490
Denver City & County School District No. 1, Series 2021, GO Bonds	3.00%	12/01/2043	3,970	3,132,219
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2045	2,000	1,949,826
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	1,000	1,085,754
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	700	753,295
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2040	2,725	2,729,738
Ebert Metropolitan District, Series 2018 A-1, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2043	5	5,186
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	5,000	5,138,278
Weld County School District No. 6 Greeley, Series 2021, GO Bonds	4.00%	12/01/2045	750	728,074
Weld County School District No. RE-2 Eaton, Series 2019, GO Bonds	5.00%	12/01/2044	3,550	3,736,717
Weld County School District No. RE-4, Series 2023, GO Bonds	5.25%	12/01/2047	5,000	5,460,674
Weld County School District No. RE-5J, Series 2021, GO Bonds	4.00%	12/01/2045	4,000	3,872,055
				67,096,719
Connecticut-0.50%
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	3,000	3,195,251
Connecticut (State of), Series 2020 A, RB	3.13%	05/01/2040	1,000	849,438
Connecticut (State of), Series 2020, RB	5.00%	05/01/2040	70	74,770
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2039	1,000	845,399
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2039	800	803,480
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2040	600	597,286
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	1,000	1,075,110
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2039	1,200	1,205,473
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2040	750	746,985
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	250	270,002
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2039	300	331,359
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2040	750	839,726
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2041	770	842,450
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2042	600	667,065
Connecticut (State of) Health & Educational Facilities Authority, Series 2015 L, Ref. RB	5.00%	07/01/2045	10	10,046
Connecticut (State of) Health & Educational Facilities Authority, Series 2022 M, Ref. RB	4.00%	07/01/2052	10	8,978
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University), Series 2017 R, Ref. RB	4.00%	07/01/2042	$100	$ 97,125
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	1,450	1,505,886
				13,965,829
Delaware-0.09%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center), Series 2017 A, Ref. RB	4.00%	07/01/2043	500	476,612
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	4.00%	10/01/2049	1,050	989,198
Delaware (State of) Transportation Authority, Series 2015, RB	5.00%	06/01/2055	1,000	1,004,930
				2,470,740
District of Columbia-1.58%
District of Columbia, Series 2015 A, GO Bonds	4.00%	06/01/2040	500	488,139
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2041	1,000	1,016,203
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2042	1,100	1,130,251
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	3,810	3,963,484
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	45	47,200
District of Columbia, Series 2019 A, RB	4.00%	03/01/2040	250	250,192
District of Columbia, Series 2019 A, RB	4.00%	03/01/2044	1,100	1,072,904
District of Columbia, Series 2020 A, RB	2.63%	03/01/2045	1,000	709,761
District of Columbia, Series 2020 A, RB	4.00%	03/01/2045	500	489,368
District of Columbia, Series 2020 C, RB	4.00%	05/01/2045	1,200	1,175,230
District of Columbia, Series 2020 C, RB	5.00%	05/01/2045	1,000	1,056,589
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2046	1,000	962,451
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	1,000	1,060,696
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	1,035	1,128,955
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	1,000	1,086,964
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	1,045	1,132,138
District of Columbia, Series 2022 A, RB	5.00%	07/01/2047	605	647,339
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2040	15	16,438
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2042	25	27,196
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2043	20	21,691
District of Columbia, Series 2023 A, GO Bonds	5.25%	01/01/2048	185	201,860
District of Columbia, Series 2023 A, RB	5.00%	05/01/2040	10	10,999
District of Columbia, Series 2023 A, RB	5.00%	05/01/2042	15	16,366
District of Columbia, Series 2023 A, RB	5.25%	05/01/2048	2,535	2,772,723
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	1,800	1,855,222
District of Columbia Water & Sewer Authority (Green Bonds), Series 2019 A, RB	5.00%	10/01/2044	35	36,854
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 C-1, RB	4.00%	10/01/2051	15	14,310
Metropolitan Washington Airports Authority, Series 2022, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2052	3,100	2,908,796
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 A, Ref. RB	5.00%	10/01/2044	1,515	1,558,901
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 B, Ref. RB	4.00%	10/01/2044	1,000	946,335
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 B, Ref. RB	4.00%	10/01/2049	1,000	914,143
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 B, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2050	5,755	4,185,601
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019, Ref. RB	5.00%	10/01/2047	500	512,523
Washington (State of) Metropolitan Area Transit Authority, Series 2020 A, RB	4.00%	07/15/2045	475	457,011
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	3,035	3,198,724
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2039	135	133,872
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2040	250	205,573
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	1,600	1,709,812
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2043	200	157,978
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2043	510	495,701
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2046	1,970	1,883,716
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	1,275	1,350,793
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	4.13%	07/15/2047	1,000	968,872
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2048	$20	$ 21,438
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.50%	07/15/2051	40	44,486
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.25%	07/15/2053	10	10,904
				44,056,702
Florida-4.34%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	4.00%	12/01/2049	1,300	1,188,584
Bay County School Board, Series 2022 A, COP, (INS - AGM)(a)	4.25%	07/01/2047	300	297,895
Broward (County of), FL, Series 2012 Q-1, RB	4.00%	10/01/2042	390	379,309
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2039	10	10,642
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2042	180	181,014
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2043	95	95,171
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2047	1,000	944,376
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.60%	03/01/2048	50	55,312
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2039	260	252,267
Central Florida Expressway Authority, Series 2017, Ref. RB	4.00%	07/01/2041	30	28,776
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2042	25	25,694
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	1,030	1,059,383
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2039	500	502,716
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	2.50%	07/01/2040	1,500	1,104,549
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	2,150	2,190,072
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	08/15/2050	5,000	3,606,374
Florida (State of) Department of Transportation, Series 2019 B, RB	3.00%	07/01/2049	50	37,702
Florida (State of) Department of Transportation, Series 2021 C, RB	3.00%	07/01/2046	100	78,560
Florida (State of) Department of Transportation, Series 2021 C, RB	3.00%	07/01/2051	10	7,380
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2047	25	26,625
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2020, Ref. RB	3.00%	12/01/2048	45	33,170
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGM)(a)	4.00%	02/01/2046	2,500	2,359,904
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.50%	09/01/2048	4,000	4,446,957
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.50%	09/01/2053	2,000	2,216,091
Fort Lauderdale (City of), FL, Series 2023, RB	5.50%	09/01/2048	1,500	1,666,386
Fort Lauderdale (City of), FL, Series 2023, RB	5.50%	09/01/2053	800	886,436
Fort Myers (City of), FL, Series 2019 A, Ref. RB	4.00%	10/01/2044	250	242,926
Fort Myers (City of), FL, Series 2023, Ref. RB	5.50%	10/01/2049	1,000	1,108,727
Fort Myers (City of), FL, Series 2023, Ref. RB	5.25%	10/01/2053	1,000	1,081,562
Fort Pierce (City of), FL Utilities Authority, Series 2022 A, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2052	2,500	2,257,780
Halifax Hospital Medical Center, Series 2016, Ref. RB	3.75%	06/01/2041	165	140,475
Halifax Hospital Medical Center, Series 2016, Ref. RB	4.00%	06/01/2046	295	266,684
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	1,745	1,803,896
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	3,000	3,245,983
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.25%	10/01/2049	1,020	1,119,589
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.50%	10/01/2054	1,100	1,220,952
Lakeland (City of), FL (Lakeland Regional Health), Series 2015, RB	5.00%	11/15/2040	1,050	1,052,514
Lakeland (City of), FL (Lakeland Regional Health), Series 2015, RB	5.00%	11/15/2045	500	501,150
Manatee (County of), FL, Series 2023, RB	5.25%	10/01/2048	300	330,937
Miami (City of) & Dade (County of), FL Health Facilities Authority, Series 2017, Ref. RB	4.00%	08/01/2047	605	570,117
Miami (City of) & Dade (County of), FL School Board, Series 2022 A, GO Bonds, (INS - BAM)(a)	5.00%	03/15/2052	315	332,716
Miami (City of), FL, Series 2023 A, RB	5.00%	03/01/2048	2,000	2,135,776
Miami (City of), FL, Series 2023 A, RB	5.25%	03/01/2053	1,000	1,078,082
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2040	3,515	3,531,498
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	2,000	1,952,699
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2049	6,000	5,740,981
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2046	2,190	2,008,838
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2051	2,000	1,787,721
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(a)	5.00%	02/01/2040	4,000	4,000,339
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	3.75%	07/01/2042	165	150,309
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	4.00%	07/01/2042	370	362,453
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	5.00%	07/01/2043	$75	$ 75,897
Miami-Dade (County of), FL, Series 2016 A, GO Bonds	4.00%	07/01/2042	335	329,494
Miami-Dade (County of), FL, Series 2016, Ref. RB	4.00%	10/01/2040	45	42,485
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2044	1,180	1,145,040
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	5,000	3,933,216
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2047	50	47,781
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	3.13%	10/01/2039	65	53,785
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2044	1,105	1,072,262
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2039	150	151,412
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2040	175	138,594
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2041	200	200,688
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2042	200	194,306
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2043	250	189,245
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2044	175	169,505
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2046	530	506,187
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2048	250	235,584
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	300	280,693
Miami-Dade (County of), FL, Subseries 2021 A-2, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2050	550	405,379
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2040	1,000	1,003,014
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2018 A, RB	4.00%	04/01/2053	15	14,045
Miami-Dade (County of), FL Transit System, Series 2018, RB	4.00%	07/01/2045	20	19,166
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2049	15	15,693
Mid-Bay Bridge Authority, Series 2015 A, Ref. RB	5.00%	10/01/2040	125	125,286
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019 A, RB	5.00%	10/01/2047	30	30,465
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	1,000	1,042,484
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	5,685	5,883,949
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2047	1,250	1,247,338
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2052	1,500	1,478,461
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.), Series 2019 B, RB	5.00%	05/15/2053	1,000	852,502
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2040	15	16,509
Pasco (City of), FL, Series 2014 B, RB	4.00%	10/01/2044	1,000	966,838
Pasco (City of), FL, Series 2023, RB, (INS - AGM)(a)	5.00%	09/01/2048	300	313,086
Port St. Lucie (City of), FL, Series 2016, Ref. RB	3.25%	07/01/2045	165	131,737
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 B, Ref. PCR	5.00%	03/15/2042	725	742,378
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	350	325,433
South Broward Hospital District, Series 2016 A, Ref. RB	3.50%	05/01/2039	40	35,185
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	937,641
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2047	1,000	917,589
St. Lucie (County of), FL School Board, Series 2023 A, COP, (INS - AGM)(a)	5.00%	07/01/2048	4,855	5,104,788
St. Lucie (County of), FL School Board, Series 2023 A, COP, (INS - AGM)(a)	5.25%	07/01/2053	5,000	5,340,500
St. Petersburg (City of), FL, Series 2016 B, Ref. RB	3.00%	10/01/2039	355	294,892
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.), Series 2016, RB	5.00%	12/01/2055	280	264,316
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 B, Ref. RB	4.00%	07/01/2042	800	749,603
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	2,000	2,043,525
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	5,000	5,082,706
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	1,750	1,762,755
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2047	1,500	1,599,101
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	1,000	1,063,484
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	4.00%	07/01/2045	2,500	2,339,958
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	5.00%	07/01/2050	3,250	3,312,848
Tampa Bay (City of), FL Water (Sustainability Bonds), Series 2022, RB	5.25%	10/01/2047	1,400	1,515,987
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Tampa Bay (City of), FL Water (Sustainability Bonds), Series 2022, RB	5.00%	10/01/2052	$1,500	$ 1,599,955
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2052	2,010	2,079,813
				121,130,632
Georgia-2.00%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	2,800	2,819,589
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	5,000	5,139,272
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2039	1,000	1,111,426
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2040	1,000	1,103,600
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2041	1,000	1,099,457
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2042	1,000	1,095,862
Atlanta Development Authority (The), Series 2015 A-1, RB	5.25%	07/01/2040	415	420,383
Augusta (City of), GA, Series 2012, Ref. RB, (INS - AGM)(a)	3.50%	10/01/2042	125	106,737
Burke (County of), GA Development Authority (Georgia Transmission Corporation Vogtle), Series 2012, Ref. RB	2.75%	01/01/2052	2,000	1,293,403
Burke (County of), GA Development Authority (Oglethorpe Power Corp.), Series 2017, Ref. RB	4.13%	11/01/2045	70	62,080
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	850	864,218
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2022, RAC	4.00%	04/01/2052	1,000	929,371
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2040	1,000	1,097,274
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	1,000	1,093,224
Fulton (County of), GA, Series 2020 A, RB	2.25%	01/01/2042	500	348,519
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center), Series 2019, Ref. RB	5.00%	03/15/2044	10	10,298
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2020, RB	4.00%	04/01/2050	1,000	936,006
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	2,000	2,074,766
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	2.50%	02/15/2051	1,000	619,049
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	3.00%	02/15/2051	1,000	727,218
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	4.00%	02/15/2051	4,000	3,705,152
George L Smith II Congress Center Authority (Convention Center Hotel), Series 2021, RB	4.00%	01/01/2054	1,100	939,979
Georgia (State of) Municipal Electric Authority, Series 2019 A, Ref. RB	5.00%	01/01/2044	750	769,642
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2062	2,305	2,358,855
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2062	4,500	4,605,140
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	4.50%	07/01/2063	3,000	2,856,668
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGM)(a)	5.00%	07/01/2055	2,000	2,067,471
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGM)(a)	5.00%	07/01/2064	5,000	5,168,678
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2051	1,000	951,044
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2047	1,000	968,410
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2052	1,410	1,340,078
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	3,000	2,886,248
Griffin-Spalding County Hospital Authority, Series 2017, RAC	4.00%	04/01/2042	55	53,070
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2040	50	53,076
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	800	804,823
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2049	1,965	1,998,149
Metropolitan Atlanta Rapid Transit Authority, Series 2017 C, Ref. RB	3.25%	07/01/2039	325	289,166
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	4.00%	10/01/2046	500	480,771
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Private Colleges & Universities Authority (Mercer University), Series 2015, RB	5.00%	10/01/2045	$25	$ 25,060
Private Colleges & Universities Authority (The Savannah College of Art and Design), Series 2021, RB	4.00%	04/01/2044	695	662,418
				55,935,650
Hawaii-0.18%
Honolulu (City & County of), HI, Series 2018 A, RB	5.00%	07/01/2047	500	514,836
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2049	1,500	1,566,390
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	3,000	2,980,902
				5,062,128
Idaho-0.13%
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	2,860	3,037,106
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.25%	08/15/2048	15	16,372
Idaho (State of) Housing & Finance Association, Series 2024, RB	4.00%	08/15/2049	500	471,411
				3,524,889
Illinois-4.24%
Chicago (City of), IL, Series 2014, RB	5.00%	11/01/2039	200	200,318
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(a)	5.25%	01/01/2042	2,500	2,566,707
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(a)	4.00%	01/01/2052	7,000	6,384,292
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,000	2,033,429
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	1,500	1,543,952
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	01/01/2048	1,000	1,069,514
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	11/01/2048	1,000	1,078,215
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	01/01/2053	1,500	1,597,514
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.50%	11/01/2062	200	215,902
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2039	250	271,174
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2039	250	270,686
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2040	200	215,390
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2041	225	237,513
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2043	250	262,406
Chicago (City of), IL (O’Hare International Airport), Series 2015 D, RB	4.13%	01/01/2040	170	167,497
Chicago (City of), IL (O’Hare International Airport), Series 2015 D, RB	5.00%	01/01/2046	1,250	1,251,888
Chicago (City of), IL (O’Hare International Airport), Series 2016 B, Ref. RB	5.00%	01/01/2041	1,000	1,010,246
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	1,030	1,057,539
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS - AGM)(a)	4.00%	01/01/2053	6,610	6,147,484
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	2,000	2,093,817
Chicago (City of), IL Board of Education, Series 2023, RB	5.75%	04/01/2048	1,000	1,100,337
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	20	20,121
Chicago (City of), IL Transit Authority, Series 2014, RB	5.00%	12/01/2044	5,000	5,005,249
Chicago (City of), IL Transit Authority, Series 2014, RB	5.25%	12/01/2049	5,560	5,567,937
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGM)(a)	5.00%	12/01/2051	1,000	1,009,046
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	4.00%	12/01/2049	575	524,090
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2052	600	618,137
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2057	815	834,398
Du Page (County of), IL (Morton Abroretum), Series 2020, Ref. RB	3.00%	05/15/2047	2,500	1,870,634
Illinois (State of), Series 2014, GO Bonds	5.00%	02/01/2039	1,000	1,000,630
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2039	1,000	1,000,619
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	1,565	1,694,742
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	1,000	1,036,736
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	2,050	2,242,709
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	1,500	1,613,693
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2040	250	271,523
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2041	300	324,115
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2042	250	268,841
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2043	200	214,214
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	1,000	1,076,711
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2039	10	9,667
Illinois (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	02/15/2041	1,000	1,008,735
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2039	2,250	2,192,046
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2040	$1,350	$ 1,305,430
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2041	1,350	1,298,402
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	3.00%	08/15/2048	1,000	736,721
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2048	1,400	1,284,915
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2042	1,000	1,026,064
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	4.00%	07/15/2047	1,600	1,528,229
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2045	160	160,578
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	3.00%	05/15/2050	4,045	2,961,484
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	4.00%	05/15/2050	4,570	4,049,685
Illinois (State of) Finance Authority (Presence Health Network), Series 2016, RB	4.00%	02/15/2041	1,550	1,503,535
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical), Series 2015, Ref. RB	5.00%	08/15/2044	125	125,404
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2048	3,000	3,251,845
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2016 B, Ref. RB	4.00%	08/15/2041	250	241,983
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2047	125	129,828
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2052	40	41,280
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2050	1,500	1,299,431
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2055	1,450	1,215,496
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2042	1,000	1,039,151
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2050	125	127,538
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2042	1,000	957,508
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2047	1,000	912,372
Illinois (State of) Regional Transportation Authority, Series 2016 A, RB	4.00%	06/01/2046	130	121,904
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2040	200	202,900
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	5,080	5,284,321
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	4,080	4,441,500
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	2,690	2,842,480
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	1,000	1,055,635
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	1,500	1,635,157
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2043	1,500	1,636,629
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2044	1,000	1,065,910
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2045	2,000	2,155,392
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2039	1,000	1,116,180
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	4.00%	12/01/2041	165	159,301
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	5,200	5,353,227
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	01/01/2040	2,000	1,964,651
Sangamon (County of), IL School District No. 186 (Springfield), Series 2023, GO Bonds, (INS - AGM)(a)	4.50%	06/01/2063	750	731,075
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2016 B, RB	4.00%	10/15/2040	85	81,236
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(a)	5.00%	03/01/2040	3,000	3,004,826
				118,229,616
Indiana-0.90%
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.63%	07/15/2053	1,000	1,105,562
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	07/15/2058	2,000	2,227,904
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	01/15/2063	2,000	2,226,236
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2016 A, RB	4.00%	11/01/2051	1,000	893,970
Indiana (State of) Finance Authority (Green Bonds), Series 2022 B, RB	5.25%	10/01/2047	1,500	1,592,077
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2019 A, RB	4.00%	12/01/2049	1,000	947,465
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	3,000	3,032,031
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2042	25	25,280
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	5,000	5,205,051
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	$6,500	$ 6,704,742
Northern Indiana Commuter Transportation District, Series 2016, RB	5.00%	07/01/2041	1,250	1,258,045
				25,218,363
Iowa-0.26%
Iowa (State of) Finance Authority (Alcoa, Inc.), Series 2012, RB	4.75%	08/01/2042	2,000	1,961,708
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(d)	5.00%	12/01/2042	2,900	3,017,976
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB	5.00%	12/01/2050	1,700	1,775,317
Iowa (State of) Finance Authority (Lifespace Communities, Inc.), Series 2018 A, RB	5.00%	05/15/2048	30	26,490
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2046	500	508,180
				7,289,671
Kansas-0.19%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2042	1,515	1,611,597
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2047	1,250	1,309,948
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	1,000	1,007,703
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	1,500	1,506,498
				5,435,746
Kentucky-0.30%
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2041	1,000	1,013,230
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2045	1,000	1,024,996
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2047	470	459,500
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017, Ref. RB, (INS - AGM)(a)	4.00%	12/01/2041	150	144,372
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	5.00%	07/01/2040	810	810,367
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	5.00%	01/01/2045	1,000	984,675
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.25%	06/01/2041	1,000	1,006,624
Kentucky (Commonwealth of) Municipal Power Agency, Series 2015 A, Ref. RB, (INS - NATL)(a)	4.00%	09/01/2039	250	232,158
Kentucky Bond Development Corp., Series 2018, RB	4.00%	09/01/2048	795	739,946
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGM)(a)	5.00%	05/15/2047	1,015	1,062,147
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2053	500	529,161
Louisville (City of) & Jefferson (County of), KY Visitors and Convention Commission, Series 2016, RB	3.13%	06/01/2041	275	223,845
Louisville (City of) & Jefferson (County of), KY Visitors and Convention Commission, Series 2016, RB, (INS - AGM)(a)	3.13%	06/01/2046	160	122,750
University of Kentucky, Series 2014 A, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	04/01/2044	5	4,704
				8,358,475
Louisiana-0.82%
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(a)	5.00%	11/01/2047	2,000	2,007,801
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGM)(a)	5.00%	12/01/2042	2,750	2,821,837
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(a)	5.00%	10/01/2048	3,500	3,525,478
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	3,285	3,339,634
Louisiana (State of) Public Facilities Authority (Franciscan Missionaries of Our Lady Health System), Series 2017 A, RB	5.00%	07/01/2047	1,000	1,001,992
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(a)	3.00%	06/01/2050	6,550	4,889,031
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	3.00%	05/15/2047	1,265	943,920
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	4.00%	05/15/2049	235	215,332
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	1,000	1,059,882
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.25%	07/01/2053	705	754,670
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	$1,000	$ 1,043,316
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGM)(a)	4.00%	12/01/2049	1,250	1,133,449
				22,736,342
Maine-0.24%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2039	330	325,540
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2045	2,000	1,898,173
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2050	4,500	4,241,298
Maine (State of) Turnpike Authority, Series 2020, RB	4.00%	07/01/2045	300	290,723
				6,755,734
Maryland-0.90%
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2039	1,000	954,332
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2042	500	464,010
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	9,510	9,711,176
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	600	625,819
Baltimore (County of), MD (Riderwood Village, Inc.), Series 2020, Ref. RB	4.00%	01/01/2045	1,000	908,195
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2017, RB	4.00%	07/01/2048	1,000	927,025
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health), Series 2015, Ref. RB	4.13%	07/01/2047	25	23,669
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health), Series 2015, Ref. RB	5.00%	07/01/2047	1,000	1,002,483
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2015, Ref. RB	5.00%	08/15/2042	1,000	1,004,156
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2042	2,000	2,037,024
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	1,100	1,114,138
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	3.75%	05/15/2047	55	47,819
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Health), Series 2020, RB	4.00%	07/01/2048	50	45,732
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2042	1,000	1,036,358
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	1,175	1,113,108
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2046	300	283,799
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	1,000	1,056,338
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2051	1,000	1,047,398
Montgomery (County of), MD (Trinity Health Credit Group), Series 2015, RB	5.00%	12/01/2044	1,650	1,657,273
				25,059,852
Massachusetts-4.49%
Massachusetts (Commonwealth of), Series 2015 C, GO Bonds	5.00%	07/01/2040	1,000	1,009,730
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2042	1,100	1,071,300
Massachusetts (Commonwealth of), Series 2015, GO Bonds	4.00%	05/01/2045	1,600	1,549,040
Massachusetts (Commonwealth of), Series 2016 B, RB	4.00%	06/01/2046	800	757,880
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2041	95	79,779
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2042	300	292,294
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	1,000	957,046
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2042	1,725	1,679,993
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	2,900	2,816,215
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	4,210	4,326,288
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	5,000	5,172,942
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	3.25%	02/01/2039	275	249,570
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	3.50%	02/01/2040	500	461,393
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2044	250	242,955
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	8,000	8,275,956
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.25%	09/01/2043	10	10,554
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	1,675	1,772,378
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	5,000	5,178,401
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2044	$120	$ 125,615
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2045	1,000	1,056,723
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	2,500	2,648,649
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	3,500	3,667,839
Massachusetts (Commonwealth of), Series 2021 A, GO Bonds	2.00%	03/01/2040	70	48,813
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	750	807,886
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2051	1,000	1,055,992
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	4.00%	02/01/2042	1,000	974,478
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2048	17,330	18,520,191
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2042	60	65,933
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2052	1,025	1,094,550
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2053	1,100	1,173,041
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2049	2,170	2,331,238
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2054	2,500	2,666,327
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	5,000	5,254,819
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2015 A, RB	5.00%	06/01/2045	3,000	3,022,234
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2015 A, RB	5.00%	07/01/2045	460	464,109
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	5,580	5,741,297
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	4.00%	07/01/2053	1,000	949,801
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2022 A, Ref. RB	5.00%	07/01/2052	730	775,495
Massachusetts (Commonwealth of) Development Finance Agency, Series 2017, Ref. RB	4.00%	04/01/2041	165	158,690
Massachusetts (Commonwealth of) Development Finance Agency, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,000	964,133
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 1999 P, RB	5.45%	05/15/2059	280	306,079
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2023, Ref. RB	5.25%	07/01/2048	1,000	1,056,977
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	5.00%	07/01/2044	130	126,907
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Sustainability Bopnds), Series 2023, Ref. RB	5.25%	07/01/2052	1,500	1,580,066
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	4.00%	10/01/2046	145	139,424
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	5.00%	10/01/2046	4,500	4,577,531
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2041	2,665	2,713,563
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	2,000	2,022,863
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	5.00%	10/01/2043	125	124,978
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	4.00%	10/01/2046	200	168,151
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	1,605	1,732,005
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2013, RB	4.00%	07/01/2043	295	273,703
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2016 I, Ref. RB	5.00%	07/01/2041	1,000	1,001,153
Massachusetts (Commonwealth of) Development Finance Agency (Southcoast Health System Obligated Group), Series 2021 G, Ref. RB	5.00%	07/01/2050	1,040	1,062,328
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University), Series 2017, Ref. RB	4.00%	07/01/2039	35	32,076
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2045	3,500	2,589,839
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2045	1,500	1,417,011
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2017 S, RB	4.00%	07/01/2046	145	141,305
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	$3,075	$ 3,133,421
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	100	97,158
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	1,000	1,037,352
Massachusetts (Commonwealth of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	5,000	5,197,254
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	5,000	5,211,932
				125,214,643
Michigan-1.90%
Eastern Michigan University, Series 2018 A, RB	4.00%	03/01/2047	5	4,587
Great Lakes Water Authority, Series 2023 C, RB	5.25%	07/01/2053	500	542,096
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2044	25	26,213
Lansing (City of), MI Board of Water & Light, Series 2021 A, RB	5.00%	07/01/2051	750	789,311
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2049	1,000	1,067,214
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2054	1,000	1,066,790
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2045	1,300	1,269,467
Michigan (State of), Series 2020, RB	4.00%	11/15/2040	300	301,091
Michigan (State of), Series 2020, RB	5.00%	11/15/2045	120	127,946
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2044	1,000	981,453
Michigan (State of), Series 2021, RB	4.00%	11/15/2041	1,045	1,045,919
Michigan (State of), Series 2021, RB	4.00%	11/15/2046	2,390	2,321,271
Michigan (State of), Series 2023, RB	5.00%	11/15/2040	100	111,425
Michigan (State of), Series 2023, RB	5.00%	11/15/2042	1,000	1,105,728
Michigan (State of), Series 2023, RB	5.50%	11/15/2044	1,000	1,131,191
Michigan (State of), Series 2023, RB	5.00%	11/15/2046	640	694,917
Michigan (State of), Series 2023, RB	5.25%	11/15/2049	1,020	1,119,018
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	1,100	1,228,241
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	10/15/2045	800	806,324
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	10/15/2050	600	602,713
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2041	750	766,318
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	1,000	1,059,682
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	4.00%	10/15/2052	1,000	921,019
Michigan (State of) Building Authority (Facilities Program), Series 2023 II, Ref. RB	4.00%	10/15/2047	750	710,884
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	5.00%	12/01/2041	150	155,591
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	1,000	1,008,245
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	4.00%	11/01/2046	245	232,395
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	155	159,611
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2041	1,000	1,010,284
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	835	749,785
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2019 A, RB	4.00%	11/15/2050	1,000	894,888
Michigan (State of) Finance Authority (Local Government Loan Program), Series 2014, RB	5.00%	07/01/2039	300	300,093
Michigan (State of) Finance Authority (Local Government Loan Program), Series 2014, RB	5.00%	07/01/2044	500	500,085
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2044	1,000	940,591
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2047	115	106,724
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, RB	4.00%	12/01/2040	25	24,330
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016, Ref. RB	5.00%	12/01/2045	1,000	1,006,440
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2042	1,500	1,533,312
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2040	1,490	1,450,093
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2046	540	502,035
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	3.00%	12/01/2049	2,610	1,957,070
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	4.00%	12/01/2049	540	496,007
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	4.00%	12/01/2048	2,500	2,304,386
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022, RB	4.00%	12/01/2047	1,100	1,009,963
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	3,000	3,101,957
Michigan (State of) Strategic Fund (Michigan Senate Offices), Series 2015 A, RB	4.00%	10/15/2047	185	175,873
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2044	1,250	1,303,158
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2048	250	259,016
Pontiac School District, Series 2020, GO Bonds	4.00%	05/01/2050	200	189,215
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2047	5,000	5,311,711
University of Michigan, Series 2018 A, RB	5.00%	04/01/2048	1,005	1,041,317
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	$2,500	$ 2,597,171
Wayne (County of), MI Airport Authority, Series 2015 D, RB	5.00%	12/01/2045	1,000	1,005,556
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	220	232,009
Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport), Series 2015 D, RB	5.00%	12/01/2040	500	504,472
Wayne State University, Series 2018 A, RB	4.00%	11/15/2048	1,200	1,105,181
				52,969,382
Minnesota-0.33%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2053	1,190	1,204,183
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	1,000	1,012,292
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2048	15	14,118
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2047	2,000	2,143,986
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2052	1,000	1,067,026
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 C, RB	5.00%	01/01/2041	1,000	1,025,738
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 C, RB	5.00%	01/01/2046	15	15,306
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2038	155	153,349
Minneapolis (City of), MN (Fairview Health Services), Series 2015 A, Ref. RB	5.00%	11/15/2044	100	100,272
Minnesota (State of), Series 2023, COP	5.00%	11/01/2042	505	559,899
Minnesota (State of) Higher Education Facilities Authority (Bethel University), Series 2017, Ref. RB	5.00%	05/01/2047	1,000	886,514
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2047	10	10,769
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	5.00%	05/01/2048	1,070	1,093,963
Western Minnesota Municipal Power Agency (Red Rock Hydroelectric), Series 2018, RB	5.00%	01/01/2049	10	10,220
				9,297,635
Mississippi-0.06%
Medical Center Educational Building Corp., Series 2017, Ref. RB	4.00%	06/01/2047	340	320,678
Mississippi (State of) Development Bank, Series 2015, Ref. RB, (INS - AGM)(a)	4.00%	03/01/2041	295	276,514
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	1,000	1,003,313
				1,600,505
Missouri-0.88%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health), Series 2017 A, Ref. RB	5.00%	03/01/2036	1,000	1,024,665
Kansas (City of), MO, Series 2024 A, RB	5.00%	12/01/2048	200	213,897
Kansas (City of), MO, Series 2024 A, RB	4.00%	01/01/2049	250	237,066
Kansas City (City of), MO (Downtown Arena), Series 2016 E, Ref. RB	5.00%	04/01/2040	2,190	2,141,813
Metropolitan St. Louis Sewer District, Series 2015 B, Ref. RB(b)	5.00%	05/01/2045	35	35,346
Metropolitan St. Louis Sewer District, Series 2016 C, RB(b)	5.00%	05/01/2046	1,025	1,050,464
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	750	767,055
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2013 C, RB(d)	4.00%	01/01/2046	50	46,938
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2015 A, RB	4.00%	01/01/2045	550	525,643
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2017 D, RB(d)	4.00%	01/01/2048	60	55,909
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	3.00%	07/01/2051	2,500	1,810,322
Missouri (State of) Health & Educational Facilities Authority (Coxhealth), Series 2019, RB	4.00%	11/15/2049	20	18,805
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2012, RB	4.00%	11/15/2042	1,910	1,778,428
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.00%	11/15/2045	730	680,943
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.25%	11/15/2048	140	132,329
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	3.63%	11/15/2047	25	21,004
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2047	$1,500	$ 1,405,241
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2049	40	37,089
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.00%	12/01/2052	500	524,664
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2044	925	885,271
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2049	5,065	4,780,715
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	4.00%	06/01/2052	5,000	4,652,554
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2015 A, RB	4.00%	10/01/2042	20	19,472
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2042	115	110,836
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2016, Ref. RB	4.00%	05/15/2039	200	196,851
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2048	1,500	1,389,204
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	5.00%	12/01/2040	40	40,320
				24,582,844
Montana-0.09%
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	2,400	2,324,669
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2021, Ref. RB	3.00%	06/01/2050	195	145,792
				2,470,461
Nebraska-0.53%
Central Plains Energy Project (No. 3), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,300	1,348,005
Douglas (County of), NE Hospital Authority No. 2 (NE Methodist Health), Series 2016, Ref. RB	3.00%	05/15/2039	220	183,299
Fremont School District, Series 2022, GO Bonds, (INS - AGM)(a)	4.00%	12/15/2047	750	699,615
Gretna Public Schools, Series 2022, GO Bonds	4.00%	12/15/2047	10	9,554
Omaha (City of), NE Public Power District, Series 2015 C, Ref. RB	5.00%	02/01/2043	150	150,691
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	600	622,351
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	700	734,718
Omaha (City of), NE Public Power District, Series 2022 A, RB	4.25%	02/01/2047	1,805	1,788,003
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.00%	02/01/2047	1,250	1,330,708
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2048	2,000	2,178,693
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2053	2,000	2,167,464
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.25%	02/01/2053	2,000	2,167,464
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2059	500	458,490
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2062	1,000	912,512
				14,751,567
Nevada-0.41%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2047	100	100,636
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2043	1,100	1,143,488
Clark (County of), NV, Series 2022, RB, (INS - AGM)(a)	4.00%	07/01/2040	475	467,847
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	1,400	1,445,202
Clark (County of), NV Department of Aviation, Series 2017 A-2, Ref. RB	5.00%	07/01/2040	1,035	1,066,021
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	1,325	1,371,067
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	4.00%	07/01/2049	2,000	1,832,256
Las Vegas (City of), NV Convention & Visitors Authority, Series 2023 A, RB	5.00%	07/01/2049	930	980,211
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2039	625	627,123
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	1,000	1,018,696
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2046	75	76,301
Las Vegas Valley Water District, Series 2019 A, Ref. GO Bonds	5.00%	06/01/2039	300	318,278
Las Vegas Valley Water District, Series 2022 A, GO Bonds	4.00%	06/01/2046	1,000	962,403
Washoe (County of), NV (Fuel Tax), Series 2018, Ref. RB	5.00%	02/01/2042	5	5,187
				11,414,716
New Hampshire-0.11%
New Hampshire (State of) Business Finance Authority, Series 2021 A, RB	4.00%	07/01/2051	1,000	927,300
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire-(continued)
New Hampshire (State of) Business Finance Authority (NCCD - Unr Properties LLC - University of Nevada, Reno Project), Series 2023 A, RB, (INS - BAM)(a)	5.25%	06/01/2051	$300	$ 319,740
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(a)	3.00%	08/15/2046	2,210	1,715,745
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(a)	3.00%	08/15/2051	200	151,399
				3,114,184
New Jersey-3.22%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB	5.00%	08/15/2053	1,200	1,274,999
New Brunswick Parking Authority, Series 2016 A, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2039	185	188,288
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2047	5,000	5,374,938
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.00%	11/01/2052	2,500	2,604,118
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2046	500	477,037
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2050	500	463,385
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	750	774,195
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB, (INS - BAM)(a)	4.13%	06/15/2039	95	95,272
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	4.00%	11/01/2044	60	57,509
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2043	25	27,700
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	4.63%	09/01/2048	1,500	1,529,606
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	5.25%	09/01/2053	750	807,477
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	4.00%	03/01/2053	1,485	1,426,147
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	5.25%	03/01/2054	2,200	2,419,863
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	3.00%	07/01/2050	1,000	710,317
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	4.00%	07/01/2050	2,800	2,427,433
New Jersey (State of) Health Care Facilities Financing Authority, Series 2016, Ref. RB	4.00%	07/01/2048	1,200	1,046,925
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2046	500	377,290
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2051	225	163,201
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2016, Ref. RB	4.00%	07/01/2041	295	284,953
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	1,000	1,015,605
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	750	762,701
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	1,400	1,416,913
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2045	360	341,114
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	3.00%	07/01/2051	1,000	727,758
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2051	610	564,534
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital), Series 2015 A, RB, (INS - AGM)(a)	5.00%	07/01/2046	3,000	3,010,268
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group), Series 2019, RB	3.00%	07/01/2049	45	34,822
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	4.25%	06/15/2044	1,335	1,285,758
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2044	830	830,114
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.25%	06/15/2041	1,000	1,009,598
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	3.25%	06/15/2039	500	439,520
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2044	1,115	1,065,743
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	1,500	1,542,682
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	3.50%	06/15/2046	500	420,314
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2050	1,300	1,204,800
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	4.00%	12/15/2039	25	24,588
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2039	$1,000	$ 988,311
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2039	1,000	1,067,951
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2040	1,000	978,636
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2040	1,050	1,116,399
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	2,200	2,087,678
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	1,000	1,049,730
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	3.00%	06/15/2050	1,000	725,824
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2050	3,200	2,965,663
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2050	1,000	1,043,006
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2040	215	210,407
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2042	710	686,369
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	4.00%	06/15/2046	1,325	1,260,528
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2039	1,000	988,311
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2040	1,475	1,443,488
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2041	1,250	1,214,034
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2042	1,000	966,717
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	435	466,625
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2043	520	565,008
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2044	500	532,793
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2046	285	307,643
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2048	330	347,586
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	4.25%	06/15/2040	250	251,225
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2041	1,000	1,098,843
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2039	1,000	1,090,628
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2040	20	21,686
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2043	115	123,653
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2046	80	85,210
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	600	617,549
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	5,000	5,011,189
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2051	5,450	5,183,747
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	1,500	1,636,139
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.25%	01/01/2043	1,500	1,526,078
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	5,400	5,785,953
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.50%	01/01/2048	1,795	1,810,878
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.25%	01/01/2052	3,500	3,792,018
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2038	2,500	2,559,028
				89,834,016
New Mexico-0.03%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2046	1,000	940,971
New York-21.85%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2048	90	97,595
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2053	2,000	2,149,964
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	3,000	2,230,173
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2050	8,750	6,219,562
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	4.00%	04/01/2050	3,000	2,794,884
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds), Series 2023, RB	5.25%	07/01/2052	45	46,021
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	960,128
Dutchess County Local Development Corp. (Bard College), Series 2020 A, Ref. RB	5.00%	07/01/2051	1,000	985,675
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	105	94,273
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	1,500	1,539,424
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	4.00%	07/01/2046	130	125,053
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group), Series 2022 A, Ref. RB	5.25%	12/01/2052	800	815,594
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	270	274,078
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	5,000	5,117,999
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	$1,075	$ 1,036,139
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, (INS - AGM)(a)	4.00%	02/15/2047	2,500	2,376,642
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2044	1,350	1,352,016
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB, (INS - AGM)(a)	4.00%	09/01/2039	25	24,379
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	155	158,209
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	25	25,399
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	1,300	1,336,883
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	600	613,370
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGM)(a)	5.00%	09/01/2053	2,500	2,672,696
Metropolitan Transportation Authority, Series 2012 C, RB(b)	4.25%	08/16/2024	95	95,062
Metropolitan Transportation Authority, Series 2013 B, RB	4.00%	11/15/2043	575	532,908
Metropolitan Transportation Authority, Series 2016 A-1, RB	3.50%	11/15/2041	20	16,699
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	240	228,126
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2046	5	4,577
Metropolitan Transportation Authority, Series 2017 B-1, RB	5.00%	11/15/2047	1,000	1,022,188
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2042	2,280	2,156,016
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	80	73,479
Metropolitan Transportation Authority, Series 2019 C, RB	5.00%	11/15/2039	80	84,502
Metropolitan Transportation Authority, Series 2019 C, RB	5.00%	11/15/2042	55	57,455
Metropolitan Transportation Authority, Series 2019 C, RB, (INS - AGM)(a)	4.00%	11/15/2047	370	349,382
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2042	65	62,934
Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	11/15/2043	25	26,778
Metropolitan Transportation Authority, Subseries 2014 D-1, RB	5.00%	11/15/2039	325	326,726
Metropolitan Transportation Authority, Subseries 2014 D-1, RB	5.25%	11/15/2044	1,050	1,055,287
Metropolitan Transportation Authority, Subseries 2015 A-1, RB	5.00%	11/15/2040	1,000	1,009,436
Metropolitan Transportation Authority, Subseries 2015 A-1, RB	5.00%	11/15/2045	200	201,423
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2051	1,380	1,294,598
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2052	1,000	935,426
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,040	1,055,098
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	1,300	1,324,786
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	5.25%	11/15/2057	750	773,188
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2038	75	73,479
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	3,525	3,605,216
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	2,900	2,659,007
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2041	500	486,308
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2050	5,000	4,678,059
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	1,000	1,017,774
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	6,000	6,184,628
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2044	95	99,206
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	4.00%	11/15/2045	1,005	953,265
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	2,350	2,389,619
Monroe County Industrial Development Corp. (Highland Hospital of Rochester), Series 2017, RB	5.00%	12/01/2046	65	65,113
Monroe County Industrial Development Corp. (University of Rochester), Series 2017 C, Ref. RB	4.00%	07/01/2043	480	470,343
Monroe County Industrial Development Corp. (University of Rochester), Series 2017, Ref. RB	4.00%	07/01/2043	100	97,988
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	2,060	1,953,867
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	2,000	1,979,944
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2056	2,200	2,161,570
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGM)(a)	5.00%	04/01/2049	5,000	5,258,514
New York & New Jersey (States of) Port Authority, One Hundred Eighty Fourth Series 2014, RB	5.00%	09/01/2039	1,500	1,503,566
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2045	3,500	3,523,168
New York & New Jersey (States of) Port Authority, One Hundred Eighty Ninth Series 2015, Ref. RB	5.00%	05/01/2040	1,000	1,008,848
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2041	125	126,609
New York & New Jersey (States of) Port Authority, One Hundred Seventy First Series 2012, RB(b)	4.00%	08/06/2024	205	205,027
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2049	1,000	967,154
New York & New Jersey (States of) Port Authority, Series 2020-222, Ref. RB	4.00%	07/15/2040	2,000	1,990,371
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	1,000	1,077,684
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	1,000	1,073,818
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	5,590	5,789,237
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	$1,000	$ 1,074,243
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	1,000	1,068,306
New York & New Jersey (States of) Port Authority, Two Hundred Sixteenth Series 2019, RB	4.00%	09/01/2049	20	19,322
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	2,400	2,478,360
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	4,955	5,032,539
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	10/01/2041	950	915,511
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2039	500	500,599
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	90	94,580
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2039	1,000	993,896
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	35	37,067
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	3,675	3,888,724
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2041	95	78,403
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	15	16,028
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2040	5	5,495
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2046	40	42,961
New York (City of), NY, Series 2024 A, GO Bonds	4.13%	08/01/2053	3,000	2,872,616
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2049	15	16,391
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2045	230	221,762
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2039	560	588,140
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	125	130,959
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	10	10,415
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	10	10,336
New York (City of), NY, Subseries 2018 F-1, GO Bonds	3.50%	04/01/2046	100	84,763
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2040	55	54,320
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	1,000	973,995
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	460	482,747
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2044	50	47,912
New York (City of), NY, Subseries 2020 B-1, GO Bonds	3.00%	10/01/2044	55	43,116
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	500	558,352
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	500	554,894
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	500	552,860
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	515	566,856
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	250	273,958
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	2,250	2,443,222
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2039	1,000	1,111,672
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	1,510	1,662,009
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	3,080	3,377,769
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,515	1,651,629
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	1,575	1,494,584
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	04/01/2052	2,000	2,096,898
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2040	1,750	1,451,151
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2046	5,000	3,864,747
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	5,000	3,838,095
New York (City of), NY Municipal Water Finance Authority, Series 2012, RB	4.00%	06/15/2047	1,120	1,050,272
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB	4.25%	06/15/2047	305	298,620
New York (City of), NY Municipal Water Finance Authority, Series 2014 CC, RB	4.00%	06/15/2045	1,500	1,413,879
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, RB(b)	4.50%	06/17/2024	45	45,007
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB	5.00%	06/15/2039	55	55,603
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	4.00%	06/15/2046	10	9,691
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	3.00%	06/15/2046	435	333,632
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	4.00%	06/15/2046	95	92,327
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB, RB	3.38%	06/15/2045	375	320,470
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	4.00%	06/15/2039	125	123,495
New York (City of), NY Municipal Water Finance Authority, Series 2018 CC-1, RB	4.00%	06/15/2048	140	135,585
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	3.63%	06/15/2048	175	153,561
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2039	130	136,139
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	$1,315	$ 1,373,625
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	5,000	5,258,124
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-2, Ref. RB	4.00%	06/15/2041	25	24,845
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	1,000	1,034,025
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	855	909,485
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2042	700	694,808
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,000	744,340
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	2,000	1,903,309
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	5.00%	06/15/2050	1,000	1,048,774
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	1,235	1,225,840
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-3, Ref. RB	4.00%	06/15/2042	55	54,804
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	3,000	3,154,245
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	5,000	4,747,986
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	9,150	9,780,486
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,000	949,597
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	1,010	1,077,488
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	5.00%	06/15/2052	2,395	2,519,788
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	4.00%	06/15/2039	100	100,425
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2046	5,000	4,941,528
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.00%	06/15/2047	5,000	5,350,343
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	2,500	2,733,894
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE, Ref. RB	4.00%	06/15/2040	50	49,841
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	4.00%	06/15/2049	2,500	2,398,202
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	6,165	6,396,306
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	1,000	993,808
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	1,000	1,090,953
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.25%	06/15/2048	1,500	1,642,565
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.00%	06/15/2053	1,500	1,595,380
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	1,000	1,087,173
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2039	105	117,456
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	2,200	2,396,799
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2046	475	513,315
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2039	990	991,342
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2041	1,000	1,004,669
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	1,000	1,004,487
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	4.00%	07/15/2040	205	198,170
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2042	105	101,888
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.25%	05/01/2043	350	292,924
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	40	40,989
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	3.50%	07/15/2047	400	346,606
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	3.63%	07/15/2047	320	283,846
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2042	1,000	979,649
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2045	435	418,557
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	3.00%	11/01/2047	100	75,850
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	5,000	4,921,835
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2042	90	88,057
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2045	1,635	1,585,665
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	3.00%	11/01/2039	4,000	3,365,175
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2041	65	53,018
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2040	750	743,787
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2041	200	197,884
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	1,500	1,476,814
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	1,000	978,139
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	930	896,355
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	2,000	1,900,495
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	2.25%	02/01/2051	300	174,801
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	425	312,757
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2039	1,185	1,296,633
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	30	32,529
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	750	824,782
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	$785	$ 841,881
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	1,250	1,186,453
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2043	630	676,804
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	15	16,044
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	155	164,588
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2040	3,000	2,975,147
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	3,000	2,968,254
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2042	3,000	2,953,627
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	2,230	2,385,158
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2047	3,000	2,869,577
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	3,000	3,185,566
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2040	200	218,862
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2041	1,000	1,090,837
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2042	1,720	1,871,225
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2043	300	325,079
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	740	798,335
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2045	200	215,005
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	395	423,581
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2047	300	321,009
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	300	320,004
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	4.00%	05/01/2053	1,600	1,500,167
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	2,000	2,118,744
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2040	5,000	5,471,553
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	5,000	5,454,183
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2041	2,000	2,178,521
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	2,000	2,171,641
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	1,275	1,380,018
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2044	2,000	2,153,908
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2045	2,000	2,146,478
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	2,185	2,376,164
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	355	387,215
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	215	233,961
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	4.38%	05/01/2053	5,000	4,881,467
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2039	105	116,661
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2040	255	281,285
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	140	153,897
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2040	80	88,072
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	330	359,779
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	500	538,670
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2047	315	338,576
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	500	534,517
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	2,700	2,935,583
New York (City of), NY Transitional Finance Authority, Subseries 2013 F-1, RB	4.00%	02/01/2040	20	19,420
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	08/01/2042	330	330,447
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	4.00%	08/01/2041	1,850	1,826,116
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	3.00%	08/01/2042	35	28,547
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	3.25%	02/01/2042	70	60,036
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	20	20,793
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	4.00%	08/01/2039	15	15,028
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2039	1,035	1,156,845
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2040	400	444,603
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	1,000	1,105,123
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2042	1,000	1,102,324
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2043	1,000	1,098,169
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	1,000	1,112,185
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2046	1,000	1,068,941
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	1,400	1,515,715
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2040	1,000	1,031,221
New York (State of) Dormitory Authority, Series 2017 A, RB	4.00%	03/15/2046	1,000	955,066
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2046	645	618,010
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2039	$915	$ 956,180
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2039	700	743,934
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2040	1,000	1,045,023
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2043	400	386,046
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2048	120	114,257
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	1,200	1,241,066
New York (State of) Dormitory Authority, Series 2019 A, RB	4.00%	07/01/2045	1,500	1,439,440
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	1,000	1,049,307
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	665	696,419
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2047	1,000	1,036,702
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	4,000	3,002,899
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	4,000	3,785,646
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2041	1,025	840,452
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2042	75	60,804
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2043	1,020	988,265
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2039	750	742,618
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2040	1,305	1,285,641
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	185	196,282
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	3,475	3,292,538
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2041	65	63,905
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2042	540	527,317
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2044	1,680	1,616,387
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2048	230	217,750
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	2,175	2,349,481
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2042	155	151,360
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	1,055	1,120,903
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	3.50%	03/15/2052	160	133,933
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	05/01/2052	1,300	1,346,668
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2042	10	10,909
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2049	1,000	947,187
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2041	250	274,331
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	95	103,419
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2045	30	32,405
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	3,700	4,025,571
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2054	1,305	1,214,808
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.50%	07/01/2054	2,000	2,246,639
New York (State of) Dormitory Authority, Series 2024, RB	5.25%	07/01/2054	375	394,138
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2040	25	26,290
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2043	1,200	1,253,433
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 A, RB	4.00%	03/15/2048	500	477,503
New York (State of) Dormitory Authority (Bid Group 5), Series 2020 A, Ref. RB	3.00%	03/15/2050	5,100	3,817,399
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2039	200	210,088
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2040	240	251,417
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2040	45	46,919
New York (State of) Dormitory Authority (Bidding Group 3), Series 2021 E, Ref. RB(b)	4.00%	03/15/2040	1,155	1,137,879
New York (State of) Dormitory Authority (Bidding Group 3), Series 2021 E, Ref. RB	3.00%	03/15/2041	25	20,543
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	1,010	1,045,727
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	4.00%	03/15/2047	1,435	1,373,006
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2042	1,500	1,464,770
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2046	225	214,647
New York (State of) Dormitory Authority (Bidding Group 5), Series 2020 A, Ref. RB	3.00%	03/15/2049	40	30,245
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	500	506,716
New York (State of) Dormitory Authority (Columbia University), Series 2017 A, RB	5.00%	10/01/2047	625	715,551
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	6,500	6,861,776
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	750	763,993
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2046	1,000	966,231
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	2,000	1,896,959
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	5,300	5,532,092
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	4.00%	02/15/2049	500	473,798
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	4.00%	07/01/2040	$50	$ 46,102
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	1,000	1,002,380
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	2,000	1,440,136
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	4.00%	07/01/2043	1,370	1,280,113
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,007,705
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	4.00%	07/01/2039	10	9,988
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	4.00%	07/01/2043	125	120,884
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	2,500	2,635,410
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	3.00%	07/01/2041	75	61,814
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2046	1,750	1,702,941
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	5,000	5,271,487
New York (State of) Dormitory Authority (North Shore-Long Island Jewish Obligated Group), Series 2015 A, Ref. RB	4.13%	05/01/2042	5	4,823
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	6,000	5,648,936
New York (State of) Dormitory Authority (Rockefeller University), Series 2022 A, Ref. RB	4.00%	07/01/2042	190	187,572
New York (State of) Dormitory Authority (St. John’s University), Series 2021 A, Ref. RB	4.00%	07/01/2048	1,750	1,607,381
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	1,000	948,794
New York (State of) Dormitory Authority (Wagner College), Series 2022, Ref. RB	5.00%	07/01/2057	2,000	1,885,799
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2042	2,500	2,515,469
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2050	3,000	2,939,817
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2050	1,220	1,159,128
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2055	2,500	2,342,395
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	3.25%	11/15/2060	3,620	2,553,434
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2047	1,500	1,438,069
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGM)(a)	5.13%	11/15/2058	1,200	1,297,434
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,000	1,007,685
New York (State of) Thruway Authority, Series 2016 A, RB	4.00%	01/01/2056	165	146,815
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	4,000	4,047,017
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	1,000	951,017
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2046	400	301,887
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2053	310	224,843
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2040	5,000	4,995,615
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2045	1,325	1,288,180
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	3,400	2,502,578
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	8,315	6,330,401
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	225	240,927
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	4.00%	03/15/2049	60	57,182
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	5.00%	03/15/2040	1,000	1,092,337
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2057	475	448,433
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2042	700	689,856
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2056	240	227,154
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	25	27,190
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	50	54,168
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	1,000	1,068,031
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	1,025	1,090,011
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	330	319,348
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	3,000	2,774,623
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2059	495	456,520
New York (State of) Thruway Authority (Bidding Group 5), Series 2022 A, Ref. RB	4.00%	03/15/2051	1,000	948,833
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2041	25	24,830
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2044	5	4,856
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	1,000	1,042,544
New York (State of) Utility Debt Securitization Authority, Series 2022 TE-1, Ref. RB	5.00%	12/15/2039	75	84,332
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	12/15/2050	1,000	1,087,133
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	06/15/2053	$1,000	$ 1,082,472
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	2,000	2,023,187
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	65	59,705
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	3,000	3,024,219
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	2,000	1,623,100
New York Liberty Development Corp., Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	1,000	723,250
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	2,000	1,966,771
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.80%	09/15/2069	1,500	1,334,152
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	2,000	1,492,715
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.88%	11/15/2046	5,000	3,538,464
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	1,000	730,092
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2045	2,000	1,946,705
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2049	5,500	5,283,868
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	4.00%	06/15/2047	5,000	4,870,412
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	5,000	5,309,555
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2045	1,055	1,010,790
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2039	1,500	1,570,309
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2042	20	20,830
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2043	15	15,586
New York State Urban Development Corp., Series 2019 A, RB	4.00%	03/15/2048	750	708,773
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	10	10,626
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2043	625	613,498
New York State Urban Development Corp., Series 2019, RB	4.00%	03/15/2046	700	668,546
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,067,675
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	10	10,638
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2045	1,900	1,825,431
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	2,300	2,168,530
New York State Urban Development Corp., Series 2020 A, RB	3.00%	03/15/2050	2,000	1,467,343
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2041	2,865	2,809,923
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	1,000	1,048,488
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2049	1,000	942,839
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2050	50	36,684
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2040	1,060	881,107
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	1,055	1,114,131
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2048	150	112,557
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	1,000	1,086,099
New York State Urban Development Corp., Series 2023, Ref. RB	5.00%	03/15/2063	1,000	1,050,656
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	3.00%	03/15/2040	900	752,753
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	300	292,552
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2045	730	703,298
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2046	1,500	1,453,205
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2043	440	429,770
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2045	1,000	963,698
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2044	1,000	973,859
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2046	1,000	959,444
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2047	1,000	956,798
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2041	1,000	980,776
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	1,000	957,793
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	25	26,478
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2050	55	58,127
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	2,500	2,436,820
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2040	4,550	4,387,296
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	$1,000	$ 956,385
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2044	1,555	1,147,357
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2047	775	741,167
Suffolk (County of), NY Water Authority, Series 2018 A, RB	3.25%	06/01/2043	565	485,862
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2040	225	226,848
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	4,000	4,050,558
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	3,000	3,028,417
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	3,000	3,156,702
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	5,000	5,409,752
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	2,560	2,749,713
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2049	2,000	2,149,938
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	05/15/2054	2,000	1,864,271
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2059	2,000	2,160,750
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.13%	05/15/2064	2,000	1,903,933
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	2,000	2,154,019
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	5,000	5,116,564
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	9,675	9,941,036
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	4.00%	11/15/2048	2,500	2,340,616
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	1,250	1,303,764
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	1,500	1,404,055
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	1,500	1,566,993
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	3,000	3,166,356
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	4.00%	05/15/2052	5,775	5,552,928
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2052	175	189,040
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	1,000	1,079,454
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	1,000	1,075,838
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	500	531,469
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	1,000	1,062,938
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	10,000	9,489,759
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2048	1,375	1,472,357
Westchester County Local Development Corp., Series 2014 A, RB	5.50%	05/01/2042	1,000	1,000,126
				609,667,367
North Carolina-0.81%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	2,000	2,166,870
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	2,000	2,047,695
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	1,750	1,821,838
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	3.00%	07/01/2046	500	384,902
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	4.00%	07/01/2051	750	710,985
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2022 A, RB	4.00%	07/01/2052	3,500	3,315,510
Charlotte (City of), NC (Transit), Series 2021 A, Ref. COP	3.00%	06/01/2048	1,000	758,211
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	4.00%	01/15/2043	10	9,717
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	4.00%	01/15/2045	155	144,902
Fayetteville (City of), NC, Series 2023, RB	4.50%	03/01/2049	750	764,869
North (State of) Carolina Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	2,500	2,512,365
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2051	300	236,464
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2013, Ref. RB	4.00%	11/01/2046	1,255	1,205,490
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019 A, RB	4.00%	11/01/2049	1,200	1,146,148
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019, RB	4.00%	11/01/2052	1,000	935,822
North Carolina (State of) Medical Care Commission (Rex Healthcare), Series 2020 A, RB	3.00%	07/01/2045	1,000	759,340
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	5.00%	06/01/2045	500	501,676
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(a)	4.00%	01/01/2041	30	29,222
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of) Turnpike Authority (Triangle Expressway System), Series 2024, RB, (INS - AGM)(a)	5.00%	01/01/2058	$2,000	$ 2,105,580
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGM)(a)	5.00%	01/01/2049	1,075	1,113,784
				22,671,390
North Dakota-0.16%
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB	4.00%	12/01/2051	60	48,643
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2046	1,325	1,004,342
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2051	500	361,084
University of North Dakota, Series 2021 A, COP, (INS - AGM)(a)	3.00%	06/01/2061	4,500	2,955,685
				4,369,754
Ohio-1.75%
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2047	20	18,410
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	5.00%	11/01/2043	35	35,080
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	4.00%	11/01/2044	210	198,152
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	4.25%	11/01/2045	85	83,480
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	2,000	2,017,366
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2046	2,000	2,014,433
Brunswick City School District, Series 2023, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2060	175	187,672
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	4.00%	12/01/2042	1,000	899,984
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2057	1,000	960,952
Dublin City School District (Construction and Improvement), Series 2019, GO Bonds	3.63%	12/01/2048	35	29,759
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	500	516,822
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center), Series 2019, RB	5.00%	12/01/2051	750	718,891
Hamilton (County of), OH (Cincinnati Children’s Hospital), Series 2019 CC, RB	5.00%	11/15/2049	5,900	6,539,295
Licking Heights Local School District, Series 2022, GO Bonds	5.50%	10/01/2059	10,000	10,701,014
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	3,500	3,418,020
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2046	300	280,747
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2051	1,000	917,738
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	3.00%	08/01/2051	2,070	1,466,304
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	2,280	2,017,574
North Royalton City School District, Series 2017, GO Bonds	5.00%	12/01/2047	5,000	5,025,615
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2043	80	79,516
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	3.00%	11/15/2040	20	16,425
Ohio (State of), Series 2014 A, Ref. RB	4.00%	01/15/2044	55	51,625
Ohio (State of), Series 2019, RB	4.00%	01/01/2041	95	92,958
Ohio (State of), Series 2019, RB	4.00%	01/01/2043	200	193,560
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016, Ref. RB	4.00%	01/15/2046	140	129,316
Ohio (State of) (University Hospitals Health System, Inc.), Series 2020 A, Ref. RB	4.00%	01/15/2050	2,250	2,049,692
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2016, Ref. RB	4.00%	07/01/2044	500	467,055
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	500	527,228
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	1,000	1,051,274
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	1,000	1,070,541
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	1,000	1,056,392
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2021 A, RB	5.00%	12/01/2046	250	267,635
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 B, RB	5.00%	12/01/2039	10	11,129
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 B, RB	5.00%	12/01/2040	75	82,976
Ohio State University (The), Series 2023, RB	5.25%	12/01/2046	825	909,129
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	2,540	2,723,835
				48,827,594
Oklahoma-0.35%
Grand River Dam Authority, Series 2014 A, RB	5.00%	06/01/2039	500	500,042
Oklahoma (State of) Municipal Power Authority, Series 2016 A, Ref. RB, (INS - AGM)(a)	3.13%	01/01/2041	35	29,145
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	4.00%	01/01/2042	15	14,860
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	$1,670	$ 1,703,140
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	1,000	1,011,536
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2047	370	354,646
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	2,000	2,049,049
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	4.00%	01/01/2048	455	435,878
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2023, RB	4.00%	04/01/2048	1,000	964,940
University of Oklahoma (The), Series 2021 A, RB, (INS - AGM)(a)	5.00%	07/01/2046	2,520	2,667,790
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2049	5	5,365
				9,736,391
Oregon-1.22%
Deschutes County Hospital Facilities Authority, Series 2016, Ref. RB	5.00%	01/01/2048	2,265	2,271,754
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(a)	4.00%	08/15/2045	7,000	6,638,585
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(a)	3.00%	08/15/2050	5,000	3,532,560
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	5,000	5,123,832
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	2,500	2,558,223
Oregon (State of) Facilities Authority (Legacy Health), Series 2022 A, RB	5.00%	06/01/2052	2,500	2,585,553
Oregon (State of) Facilities Authority (Willamette University), Series 2021 A, Ref. RB	4.00%	10/01/2051	2,000	1,629,784
University of Oregon, Series 2015 A, RB	5.00%	04/01/2045	7,515	7,533,977
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	2,000	2,077,899
				33,952,167
Pennsylvania-4.09%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	3,875	3,731,588
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2049	5,000	4,690,329
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	2,110	1,946,798
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	2,780	2,801,117
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2039	20	19,417
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	2,000	2,239,607
Berks (County of), PA Industrial Development Authority (Tower Health), Series 2017, Ref. RB	3.75%	11/01/2042	1,000	510,872
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2021, RB	3.00%	08/15/2053	1,110	804,380
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	4.00%	09/01/2050	5,000	4,606,510
Commonwealth Financing Authority, Series 2018, RB, (INS - AGM)(a)	4.00%	06/01/2039	2,650	2,601,914
Cumberland (County of), PA Municipal Authority (Penn State Health), Series 2019, RB	4.00%	11/01/2049	150	138,034
Delaware (State of) River Port Authority, Series 2013, RB	5.00%	01/01/2040	2,200	2,201,954
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2042	1,000	1,036,264
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	170	151,590
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	4.00%	02/15/2047	2,000	1,879,290
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	4.00%	04/01/2050	1,130	1,046,192
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	2,500	2,544,371
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGM)(a)	5.00%	03/15/2048	1,000	1,051,791
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	2,000	2,052,123
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	2,000	2,032,403
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2046	1,500	1,512,520
Lancaster School District, Series 2023, GO Bonds, (INS - BAM)(a)	4.00%	04/01/2040	2,880	2,882,978
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	4.00%	07/01/2043	10	9,147
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.13%	07/01/2040	485	478,039
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.25%	07/01/2045	70	68,334
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB	5.00%	07/01/2044	25	25,543
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	4.00%	07/01/2049	1,000	921,473
Lehigh (County of), PA Authority, Series 2013 A, RB(b)	5.13%	06/18/2024	1,200	1,200,535
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018 A, Ref. RB	4.00%	09/01/2049	165	150,545
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2044	1,000	930,620
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2049	$1,000	$ 912,397
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2057	1,000	1,019,550
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2047	850	866,676
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	250	256,225
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University), Series 2024, RB	5.00%	08/01/2049	900	966,276
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University), Series 2024, RB	4.00%	08/01/2054	500	471,488
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	3.00%	10/15/2046	10,090	7,693,268
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	4.00%	10/15/2051	8,555	7,808,916
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	4.00%	02/15/2042	3,500	3,357,024
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2016 AT-1, RB	3.00%	06/15/2045	20	14,847
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015 A, Ref. RB	5.00%	09/01/2045	955	955,588
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	5.25%	09/01/2050	1,000	1,002,725
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	2,000	2,039,627
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	4.00%	02/15/2043	300	295,016
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	1,160	1,194,385
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2042	470	464,270
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2049	1,435	1,472,623
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	1,000	1,056,069
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 A, RB	5.00%	12/01/2044	1,375	1,379,442
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 C, RB	5.00%	12/01/2044	1,200	1,203,877
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2040	1,000	1,005,946
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	4.00%	12/01/2041	725	697,365
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB	5.00%	12/01/2040	370	373,992
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB	5.00%	12/01/2040	270	272,582
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	4.00%	06/01/2039	205	203,305
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2040	255	262,257
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	1,465	1,508,787
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	5,000	5,172,189
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	10	10,361
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	4.00%	12/01/2049	670	620,287
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB, (INS - AGM)(a)	4.00%	12/01/2049	90	85,940
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	30	31,766
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2043	100	95,921
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2044	100	95,725
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	100	95,441
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2046	100	94,939
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2050	185	169,530
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	1,055	1,116,704
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	1,000	934,024
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	445	415,641
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2046	1,120	1,063,316
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	435	454,894
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	60	63,632
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	4.00%	12/01/2051	935	874,726
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	500	544,938
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	$500	$ 540,152
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2048	1,000	1,063,822
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.25%	12/01/2053	445	482,214
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2048	500	548,734
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2053	500	544,882
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	1,500	1,589,176
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	2,400	2,521,546
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	4.50%	09/01/2048	2,000	2,012,604
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.50%	09/01/2053	2,000	2,222,755
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGM)(a)	4.00%	08/01/2045	210	202,858
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,950	1,968,769
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	4.00%	09/01/2047	10	9,174
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	1,500	1,503,176
Philadelphia School District (The), Series 2021 A, GO Bonds	4.00%	09/01/2046	190	175,308
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2015 A, RB	4.00%	08/15/2045	1,000	915,436
School District of Philadelphia (The), Series 2018 B, GO Bonds, (INS - AGM)(a)	4.00%	09/01/2043	130	126,439
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	750	761,725
				114,149,545
Rhode Island-0.10%
Rhode Island Health & Educational Building Corp., Series 2017 A, RB	4.00%	09/15/2047	945	891,271
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	2,000	2,021,846
				2,913,117
South Carolina-0.96%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2047	1,000	1,077,342
Greenville (City of), SC Health System, Series 2014 B, RB	4.00%	05/01/2044	35	31,655
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2020, Ref. RB	4.00%	12/01/2044	920	875,262
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2022 A, RB	4.00%	04/01/2052	275	257,664
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2018, RB	5.00%	11/01/2043	1,000	1,024,111
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	1,000	1,013,541
South Carolina (State of) Jobs-Economic Development Authority (Anmed Health), Series 2023, RB	4.25%	02/01/2048	1,000	982,240
South Carolina (State of) Public Service Authority, Series 2013 E, Ref. RB	5.00%	12/01/2048	4,660	4,641,261
South Carolina (State of) Public Service Authority, Series 2014 A, RB	5.50%	12/01/2054	1,000	998,401
South Carolina (State of) Public Service Authority, Series 2015 E, Ref. RB	5.25%	12/01/2055	2,500	2,503,165
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2040	500	486,732
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	3.00%	12/01/2041	1,085	825,424
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2042	500	482,493
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	500	516,476
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2051	1,250	1,280,765
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2044	2,000	2,083,993
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2047	6,600	6,072,709
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	4.00%	04/15/2043	200	187,692
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	5.00%	04/15/2048	300	304,036
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	1,000	1,059,115
				26,704,077
South Dakota-0.12%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	5.00%	07/01/2046	1,500	1,515,293
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Dakota-(continued)
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	5.00%	09/01/2040	$1,300	$ 1,326,560
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2040	540	515,931
				3,357,784
Tennessee-0.91%
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	1,550	1,646,217
Metropolitan Nashville Airport Authority (The), Series 2015 A, RB	5.00%	07/01/2045	1,500	1,507,738
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.00%	07/01/2052	770	812,565
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	1,000	1,066,686
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, RB	5.25%	05/15/2049	1,000	1,099,545
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2040	3,000	3,025,353
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	2,750	2,762,932
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	4.00%	07/01/2047	1,000	872,337
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	2,000	2,014,080
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2048	2,000	2,151,269
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2053	500	533,548
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2056	2,000	2,131,526
Tennessee (State of) School Bond Authority, Series 2017 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	3,000	3,064,578
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	2,500	2,682,676
				25,371,050
Texas-11.16%
Aldine Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	175	166,191
Alvin Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	25	23,992
Arlington (City of), TX, Series 2018 A, RB, (INS - AGM)(a)	5.00%	02/15/2048	1,000	1,020,350
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2019, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	1,000	966,563
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	1,000	1,017,101
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	2,320	2,356,310
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	25	26,207
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2045	515	542,781
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	730	762,115
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2048	10	10,668
Austin (City of), TX, Series 2023, Ref. RB	5.25%	11/15/2053	1,000	1,077,616
Austin Community College District, Series 2015, GO Bonds	4.00%	08/01/2040	1,030	1,007,246
Austin Community College District, Series 2023, GO Bonds	5.00%	08/01/2048	40	42,665
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	2,000	2,169,804
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	1,540	1,599,406
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2040	15	16,434
Barbers Hill Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	40	40,181
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,100	1,163,609
Belton Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	75	70,638
Bexar (County of), TX, Series 2016, Ctfs. Of Obligation	3.00%	06/15/2041	55	44,955
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligation	4.00%	02/15/2043	25	23,793
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	10	10,247
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	4.00%	10/15/2048	20	18,986
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2049	5,550	6,230,668
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2043	25	27,170
Brazoria (County of), TX, Series 2021, Ctfs. Of Obligation	4.00%	03/01/2046	35	33,769
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	$185	$ 173,891
Central Texas Regional Mobility Authority, Series 2016, Ref. RB	3.38%	01/01/2041	95	81,613
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	1,000	1,037,830
Central Texas Regional Mobility Authority, Series 2020 E, RB	4.00%	01/01/2050	1,295	1,204,615
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	1,010	1,052,147
Central Texas Regional Mobility Authority, Series 2021 B, RB	4.00%	01/01/2051	1,055	977,084
Chapel Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	3,000	2,791,997
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	7,000	6,807,639
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2018, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	500	480,038
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	1,500	1,421,832
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,000	945,732
Corpus Christi (City of), TX, Series 2015 A, RB	5.00%	07/15/2045	10	10,070
Corpus Christi (City of), TX, Series 2015, RB	4.13%	07/15/2045	50	48,286
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	340	362,675
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	3,000	2,908,882
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	100	97,774
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	4.00%	11/01/2045	2,000	1,932,622
Dallas (City of), TX, Series 2016 A, Ref. RB	4.00%	10/01/2041	500	470,369
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	1,000	1,025,112
Dallas (City of), TX, Series 2018 C, RB	4.00%	10/01/2043	685	672,183
Dallas (City of), TX, Series 2021 C, RB	3.00%	10/01/2046	165	126,387
Dallas (City of), TX, Series 2023 A, RB	5.00%	10/01/2047	6,000	6,412,235
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	1,700	1,793,205
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	3,500	3,715,726
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	200	187,877
Del Valle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	06/15/2047	1,000	948,525
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	500	547,455
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	750	818,320
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	1,350	1,466,965
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	520	557,237
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	1,070	1,135,195
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2046	5,000	5,249,249
El Paso (County of), TX Hospital District, Series 2013, Ctfs. Of Obligation	5.00%	08/15/2043	470	447,076
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,300	1,273,369
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	25	23,979
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,000	947,726
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	1,000	932,677
Fort Bend County Industrial Development Corp. (NRG Energy, Inc.), Series 2012 B, RB	4.75%	11/01/2042	10	9,872
Fort Worth (City of), TX, Series 2023, RB	4.25%	02/15/2053	50	48,474
Fort Worth Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	25	23,789
Friendswood Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	02/15/2051	1,000	539,235
Frisco Independent School District, Series 2012 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2042	365	287,108
Frisco Independent School District, Series 2014, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	945	890,892
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	395	408,840
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Garland (City of), TX, Series 2019, Ref. RB	4.00%	03/01/2049	$590	$ 543,801
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,225	1,310,593
Georgetown (City of), TX, Series 2022, RB, (INS - AGM)(a)	5.00%	08/15/2042	15	15,936
Grand Parkway Transportation Corp., Series 2020, Ref. RB	4.00%	10/01/2045	35	33,234
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	10,000	10,312,420
Harris (County of) & Houston (City of), TX Sports Authority, Series 2014 A, Ref. RB	5.00%	11/15/2053	3,950	3,887,592
Harris (County of), TX, Series 2023 A, GO Bonds	4.25%	09/15/2048	4,500	4,384,180
Harris (County of), TX Flood Control District, Series 2020 A, GO Bonds	4.00%	10/01/2045	1,030	1,005,532
Harris (County of), TX Flood Control District, Series 2023 A, GO Bonds	4.00%	09/15/2048	910	863,322
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	30	31,632
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2048	1,765	1,878,735
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2053	2,000	2,118,500
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2048	800	750,279
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	1,000	964,455
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	3.00%	08/15/2050	1,000	740,550
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2050	1,000	943,504
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2049	1,000	1,097,852
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2054	1,000	1,089,579
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022 A, Ref. RB	4.13%	07/01/2052	8,100	7,404,346
Hidalgo (County of), TX, Series 2018 A, Ctfs. of Obligation	4.00%	08/15/2043	90	86,521
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2043	3,500	3,378,109
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	3,500	3,694,904
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2049	3,000	2,775,186
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2040	25	24,387
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	2,565	2,722,278
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	2,000	1,883,687
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	1,200	1,190,655
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	360	354,512
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	800	755,998
Hutto (City of), TX, Series 2017, Ctfs. Of Obligation, (INS - AGM)(a)	5.00%	08/01/2057	5,000	5,082,827
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	1,500	1,605,862
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2053	1,500	1,587,574
Judson Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2041	1,000	981,518
Keller Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	200	196,697
Klein Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2040	1,000	986,766
Krum Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2054	1,000	963,584
Lake Travis Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	700	665,048
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	5,000	5,137,416
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	1,000	963,250
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	3,000	2,836,228
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	3,000	3,177,967
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2058	2,000	2,110,911
Leander Independent School District, Series 2020 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,000	975,377
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	195	215,985
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/01/2047	$1,000	$ 1,004,678
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	5,000	5,282,980
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2040	570	572,990
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2045	560	562,265
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	105	107,762
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2048	25	25,486
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	2,025	2,056,581
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021 A, RB	5.00%	05/15/2046	15	15,713
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	1,250	1,295,261
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	1,250	1,291,010
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2047	35	36,642
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.50%	05/15/2048	30	32,766
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.50%	05/15/2053	50	54,730
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2046	1,445	1,348,741
Lubbock Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	10	9,516
Mesquite Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	5,000	5,099,960
Mesquite Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	2,000	1,939,793
Midland (City of), TX, Series 2022 B, Ref. GO Bonds	5.00%	03/01/2047	2,500	2,643,562
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	820	812,172
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	500	514,235
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	2,000	1,842,889
Midlothian Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2045	150	114,977
Montgomery (County of), TX Toll Road Authority, Series 2018, RB	5.00%	09/15/2048	1,000	1,003,886
Montgomery Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	430	419,767
Montgomery Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	25	23,941
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	40	38,043
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	20	18,830
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,000	1,071,610
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,000	1,059,363
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(e)	5.00%	07/01/2046	1,000	685,000
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(e)	5.00%	07/01/2051	1,000	685,000
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University), Series 2014 A, RB, (INS - AGM)(a)	5.00%	04/01/2046	1,250	1,235,976
Newark High Education Finance Corp. (Abilene Christian University Project), Series 2022, Ref. RB	4.00%	04/01/2057	1,000	851,606
North East Texas Regional Mobility Authority, Series 2016, RB	5.00%	01/01/2046	60	60,056
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2043	1,000	961,579
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2043	85	87,708
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2039	5	5,098
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	5,000	5,085,759
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2044	155	148,112
North Texas Tollway Authority, Series 2021 B, RB	3.00%	01/01/2046	360	267,862
North Texas Tollway Authority, Series 2022 A, Ref. RB	4.13%	01/01/2040	1,000	998,088
Northside Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	1,000	954,276
Northside Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	08/15/2054	1,000	947,741
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	$1,000	$ 946,824
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,000	1,061,636
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2040	30	33,215
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2041	30	33,083
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2039	120	134,913
Pflugerville (City of), TX, Series 2023, Ctfs. of Obligation	5.00%	08/01/2053	145	152,169
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	2,750	2,973,729
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2042	4,000	4,313,232
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2043	1,500	1,611,247
Prosper Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,000	1,016,488
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	2,000	2,063,113
Prosper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	25	23,584
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	40	38,387
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	155	145,692
Richardson Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	2,285	2,313,592
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	100	105,857
Sabine-Neches Navigation District, Series 2022, GO Bonds	4.63%	02/15/2047	40	40,569
Salado Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	1,000	974,267
San Antonio (City of), TX, Series 2014, RB	5.00%	02/01/2044	215	207,884
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	5,000	5,112,729
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	4,000	4,180,710
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	1,500	1,576,986
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2049	500	523,302
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2043	2,500	2,585,078
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	3,000	3,147,778
San Antonio (City of), TX Water System, Series 2020 C, RB	5.00%	05/15/2046	5,000	5,261,430
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2046	750	612,519
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2051	750	588,032
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	1,000	1,064,792
San Antonio Municipal Facilities Corp. (City Tower Renovation), Series 2021, RB	4.00%	08/01/2048	25	23,544
San Antonio Public Facilities Corp., Series 2012, Ref. RB	4.00%	09/15/2042	1,495	1,375,716
San Jacinto Community College District, Series 2016 A, GO Bonds	4.00%	02/15/2041	80	77,416
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	2,025	2,079,598
Sherman Independent School District, Series 2023 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,000	1,057,827
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2043	130	138,709
Socorro Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	1,000	963,932
Southwest Higher Education Authority, Inc. (Southern Methodist University), Series 2013 A, RB	4.00%	10/01/2042	60	57,761
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2046	505	538,573
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.10%	02/15/2048	30	28,931
Spring Branch Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/01/2043	40	31,489
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	2,000	2,030,571
Spring Independent School District, Series 2023, GO Bonds	5.00%	08/15/2047	5,000	5,371,354
Tarrant (County of), TX, Series 2022, GO Bonds	4.00%	07/15/2047	515	485,416
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2040	15	16,294
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	4.00%	11/15/2042	50	47,881
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	5.00%	11/15/2045	750	754,869
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2043	10	10,273
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2022 A, RB	4.00%	07/01/2053	1,500	1,361,929
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2042	$330	$ 315,726
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2047	275	257,655
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2052	425	389,111
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	1,000	1,014,707
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016, Ref. RB	4.00%	02/15/2047	75	70,988
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2039	2,000	2,019,036
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2040	2,000	2,016,549
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	2,000	2,015,420
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref. RB	5.00%	08/15/2042	2,500	2,502,617
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 A, Ref. RB	3.00%	08/15/2040	395	322,904
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2040	1,200	1,130,969
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2040	500	506,386
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2045	305	278,702
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	3,910	3,957,341
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2041	405	398,858
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	1,000	1,018,763
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	4,975	5,081,019
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	550	570,694
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2043	1,205	1,172,834
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	4,000	4,135,376
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2044	50	48,487
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	1,135	1,090,762
Texas (State of) Water Development Board, Series 2022, RB	4.65%	10/15/2040	500	527,293
Texas (State of) Water Development Board, Series 2022, RB	4.70%	10/15/2041	20	21,097
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	1,065	1,121,249
Texas (State of) Water Development Board, Series 2023 A, RB	4.88%	10/15/2048	1,000	1,051,881
Texas (State of) Water Development Board, Series 2023 A, RB	5.25%	10/15/2051	1,000	1,080,741
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2058	1,000	1,054,191
Texas City Industrial Development Corp. (NRG Energy), Series 2012, RB	4.13%	12/01/2045	130	114,327
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2039	250	243,799
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2040	60	58,298
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	4.00%	12/31/2039	1,000	959,148
Texas State Technical College, Series 2022, RB, (INS - AGM)(a)	5.50%	08/01/2042	2,015	2,251,787
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	5,000	5,337,906
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2042	35	37,780
Waco Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	15	14,216
Waller Consolidated Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2046	20	18,779
Waller Consolidated Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	60	59,168
Waxahachie Independent School District, Series 2015, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	260	244,806
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,000	982,223
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	10	9,342
Willis Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	20	19,202
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,350	1,276,738
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2049	600	653,090
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	15	14,258
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	$2,500	$ 2,522,521
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2056	1,500	1,446,208
				311,496,440
Utah-0.65%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2042	1,000	1,076,197
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2043	1,000	1,070,290
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	1,000	1,067,050
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	625	665,374
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2041	1,000	1,089,021
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	1,000	1,085,435
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2043	1,155	1,274,298
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2044	750	825,230
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2045	1,000	1,096,770
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2042	2,000	2,048,821
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2047	300	305,505
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	3,000	3,067,687
University of Utah (The), Series 2023 B, RB	5.25%	08/01/2053	25	27,287
University of Utah (The) (Green Bonds), Series 2022 A, RB	5.00%	08/01/2046	1,135	1,211,429
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2039	80	88,037
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2040	45	49,344
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2041	1,000	1,091,647
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2042	130	141,516
University of Utah (The) (Green Bonds), Series 2023 B, RB	5.25%	08/01/2048	325	357,491
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	290	220,086
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	5.00%	05/15/2041	400	406,390
				18,264,905
Vermont-0.05%
University of Vermont and State Agricultural College, Series 2015, Ref. RB	4.00%	10/01/2040	1,115	1,085,814
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016, RB	4.00%	12/01/2042	230	214,882
				1,300,696
Virginia-0.93%
Arlington (County of), VA Industrial Development Authority (Virginia Hospital Center), Series 2020, Ref. RB	3.75%	07/01/2050	10	8,882
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2051	3,395	3,398,319
Fairfax (County of), VA, Series 2024 A, RB	5.00%	07/15/2049	1,525	1,660,646
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	3,000	2,949,208
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	1,000	1,026,924
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2045	75	74,126
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2060	1,000	931,287
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2060	1,000	1,040,823
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2022 A, RB	4.00%	07/01/2052	1,200	1,147,755
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2022 A, RB	4.00%	07/01/2057	1,250	1,177,673
Loudoun (County of), VA Economic Development Authority (Howard Hughes Medical Institute, Inc), Series 2022, Ref. RB	4.00%	10/01/2052	1,000	969,919
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	1,003,909
Norfolk (City of), VA Economic Development Authority, Series 2018 B, Ref. RB	4.00%	11/01/2048	675	642,602
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	1,000	1,066,026
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	3.00%	07/01/2045	1,805	1,429,786
Rockingham (County of), VA Economic Development Authority (Sentara RHM Medical Center), Series 2021, Ref. RB	3.00%	11/01/2046	40	31,403
University of Virginia, Series 2015 A-1, RB	4.00%	04/01/2045	1,440	1,400,999
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2040	1,000	1,087,031
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	1,005	1,085,358
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2024, RB	4.00%	02/01/2043	$500	$ 486,960
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	4.00%	08/01/2042	1,000	1,005,139
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	11/01/2039	125	124,680
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	01/01/2045	1,025	919,646
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health Inc.), Series 2022, RB	5.00%	10/01/2041	1,000	1,069,592
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGM)(a)	4.13%	07/01/2058	250	232,882
				25,971,575
Washington-2.00%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2041	4,500	4,593,108
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2046	3,000	3,381,323
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	4.00%	11/01/2040	50	50,376
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2043	2,000	2,140,610
Clark County School District No. 114 Evergreen, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2040	100	110,991
Energy Northwest (Columbia Generating Station), Series 2014, Ref. RB(b)	5.00%	08/15/2024	1,000	1,002,099
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2039	2,085	2,247,616
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2040	1,050	1,139,126
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	1,025	1,107,024
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2039	30	33,291
King & Snohomish Counties School District No. 417 Northshore, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	120	132,284
King (County of), WA, Series 2015, Ref. RB	4.00%	07/01/2045	55	52,995
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2040	500	491,416
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2041	500	490,200
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2041	1,000	987,281
Seattle (City of), WA, Series 2015 A, RB	4.00%	05/01/2045	500	472,145
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2047	100	95,740
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2043	135	131,243
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2053	15	15,924
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2040	1,000	1,011,526
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2051	1,000	1,057,119
Tacoma (City of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2049	250	266,124
Tacoma (City of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2054	150	158,521
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	1,150	1,217,575
University of Washington, Series 2012 C, Ref. RB	3.13%	07/01/2042	25	20,127
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2040	500	504,929
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2041	4,905	5,016,617
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2042	500	522,766
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2043	105	109,557
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2039	105	109,902
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2040	30	31,321
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	500	521,093
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2042	140	145,634
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	75	79,989
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	500	526,695
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	30	31,884
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	15	16,105
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2042	75	79,877
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	60	63,315
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2044	20	21,252
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	145	154,507
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2042	40	42,505
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2044	10	10,577
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2039	35	37,671
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	1,000	1,071,805
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2041	$20	$ 21,376
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	1,010	1,075,311
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2039	20	22,502
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2040	10	11,177
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2040	20	21,747
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	835	899,604
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	1,000	1,071,433
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2045	1,455	1,555,351
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2046	1,000	1,066,695
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2039	1,010	1,114,732
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2040	170	186,640
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2041	155	169,016
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	1,210	1,314,823
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	1,065	1,153,296
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2041	170	184,486
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2040	1,000	1,103,208
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2044	85	92,469
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2042	60	65,999
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2043	705	772,190
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2044	110	118,795
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2045	290	312,383
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2046	65	69,851
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2047	500	535,906
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2040	1,000	1,092,851
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2042	100	108,227
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2044	1,020	1,097,256
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2043	55	59,790
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2044	25	27,102
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2045	10	10,811
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2047	45	48,394
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2048	30	32,182
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2041	15	16,211
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2043	65	69,814
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2048	170	172,126
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	3.00%	07/01/2058	75	50,293
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	4.00%	07/01/2058	105	91,596
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	4.00%	07/01/2058	30	25,633
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2058	1,250	1,266,931
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	4.00%	08/15/2039	290	274,549
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	4.13%	08/15/2043	180	165,250
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2017 B, Ref. RB	4.00%	08/15/2041	1,000	934,540
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.25%	10/01/2040	85	77,627
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	5.00%	10/01/2042	275	275,018
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	4.00%	09/01/2045	20	18,372
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	3,000	3,065,819
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	849,755
Washington (State of) Higher Education Facilities Authority (Seattle University), Series 2020, RB	4.00%	05/01/2050	1,200	1,065,858
Washington Biomedical Research Properties 3.2, Series 2015 A, RB	4.00%	01/01/2048	480	456,404
				55,795,184
West Virginia-0.14%
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	4.00%	12/01/2042	740	740,310
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	4.00%	06/01/2043	15	14,998
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-(continued)
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	6.00%	09/01/2048	$125	$ 140,161
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	1,000	968,113
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2016, Ref. RB	3.25%	06/01/2039	375	320,690
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017, RB	5.00%	06/01/2042	480	489,535
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.25%	06/01/2047	360	347,928
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.38%	06/01/2053	70	67,448
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	200	207,233
West Virginia (State of) Parkways Authority, Series 2018, RB	4.00%	06/01/2047	80	76,458
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	70	73,514
West Virginia (State of) Parkways Authority, Series 2021, RB	4.00%	06/01/2051	605	561,079
				4,007,467
Wisconsin-0.95%
Wisconsin (State of) Health & Educational Facilities Authority (Covenant Communities, Inc.), Series 2018 A, RB	4.00%	07/01/2048	170	130,553
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016, RB	3.50%	02/15/2046	165	120,360
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	4.00%	02/15/2042	295	253,245
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	5.00%	02/15/2047	1,000	963,748
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.50%	11/15/2039	500	500,943
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2046	165	154,444
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	4.00%	11/15/2039	1,000	956,908
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2046	1,000	952,993
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	3.00%	08/15/2051	500	360,487
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2047	3,210	3,028,763
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health), Series 2017, Ref. RB	4.00%	04/01/2039	340	327,806
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016 B, RB	5.00%	02/15/2042	70	69,703
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2046	1,360	1,262,695
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2051	2,500	2,246,601
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center), Series 2018, Ref. RB	4.13%	04/01/2046	235	216,511
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care Obligated Group), Series 2015, Ref. RB	5.00%	08/15/2039	1,500	1,500,215
Wisconsin (State of) Health & Educational Facilities Authority (ThedaCare, Inc.), Series 2015, Ref. RB	5.00%	12/15/2044	500	497,663
Wisconsin (State of) Public Finance Authority, Series 2023 A, RB(c)	5.75%	07/01/2063	800	845,671
Wisconsin (State of) Public Finance Authority (Bayhealth Medical Center Project), Series 2021 A, RB	3.00%	07/01/2050	1,000	718,260
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A, RB	4.00%	10/01/2052	1,000	899,350
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2052	800	854,436
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	5,000	5,052,822
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2046	20	20,124
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2015 A, RB	4.25%	06/01/2041	$1,215	$ 1,182,130
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB	4.00%	06/01/2045	1,000	907,127
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	06/01/2045	3,100	2,397,760
				26,421,318
Wyoming-0.12%
University of Wyoming, Series 2021 C, RB, (INS - AGM)(a)	4.00%	06/01/2051	3,600	3,323,921
TOTAL INVESTMENTS IN SECURITIES(f)-98.62% (Cost $2,909,195,496)				2,751,911,184
OTHER ASSETS LESS LIABILITIES-1.38%				38,385,561
NET ASSETS-100.00%				$2,790,296,745

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
PCR	-Pollution Control Revenue Bonds
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $1,882,434, which represented less than 1% of the Fund’s Net Assets.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $1,370,000, which represented less than 1% of the Fund’s Net Assets.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	7.99%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco New York AMT-Free Municipal Bond ETF (PZT)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.46%
Guam-0.18%
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	$200	$ 203,662
New York-98.28%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019 A, RB	4.00%	11/01/2044	1,000	978,925
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019 A, RB	5.00%	11/01/2049	2,500	2,614,821
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2048	500	542,194
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	1,000	743,391
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	960,128
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	500	489,178
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	460,620
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	500	481,925
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, (INS - AGM)(a)	4.00%	02/15/2047	20	19,013
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	2,000	2,041,408
Metropolitan Transportation Authority, Series 2013 B, RB	4.00%	11/15/2043	65	60,242
Metropolitan Transportation Authority, Series 2013 E, RB(b)(c)	5.00%	08/16/2024	5	5,011
Metropolitan Transportation Authority, Series 2014 B, RB(b)(c)	5.00%	06/24/2024	100	100,056
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	50	47,526
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2046	50	45,774
Metropolitan Transportation Authority, Series 2020 A-1, RB	4.00%	11/15/2040	5	4,889
Metropolitan Transportation Authority, Series 2020 D-1, RB	5.00%	11/15/2043	55	57,478
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2041	100	97,228
Metropolitan Transportation Authority, Subseries 2014 D-1, RB	5.00%	11/15/2039	100	100,531
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,000	1,014,517
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	25	25,477
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGM)(a)	5.00%	11/15/2044	800	827,088
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGM)(a)	4.00%	11/15/2049	500	464,145
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2043	50	48,176
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	400	407,110
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	1,000	1,030,771
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	500	474,240
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,240	1,227,565
New York & New Jersey (States of) Port Authority, One Hundred Eighty Fourth Series 2014, RB	5.00%	09/01/2039	100	100,238
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,013,501
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2043	115	111,554
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	5	5,178
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	1,000	1,031,086
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	100	106,831
New York & New Jersey (States of) Port Authority, Two Hundred Sixteenth Series 2019, RB	4.00%	09/01/2049	100	96,611
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2040	500	494,672
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2041	750	737,765
New York (City of), NY, Series 2017 B-1, GO Bonds	3.25%	10/01/2042	100	83,457
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2039	2,000	2,124,193
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2041	100	97,820
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	20	21,266
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	1,000	1,059,066
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	85	89,943
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2041	30	24,759
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	75	79,610
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	75	71,592
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2043	45	49,275
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	45	49,012
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	1,000	1,065,914
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	80	87,508
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	50	54,374
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	35	37,941
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2045	100	108,076
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2047	100	109,786
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2053	280	304,600
New York (City of), NY, Series 2024 D, GO Bonds	5.50%	04/01/2048	100	110,894
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2054	$300	$ 326,124
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2039	50	48,156
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	100	104,768
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	1,000	1,045,120
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	210	217,895
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2039	25	26,508
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2040	5	4,938
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	50	55,489
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	190	210,087
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	30	33,021
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2042	10	10,964
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	20	21,835
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	55	60,739
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	125	137,647
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2040	10	10,959
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	100	110,067
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	200	218,037
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	500	474,471
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2046	100	77,295
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	2,000	1,535,238
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	100	108,090
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	4.00%	06/15/2046	200	193,814
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	3.00%	06/15/2046	200	153,394
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	5	5,106
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB	3.50%	06/15/2040	25	22,636
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	100	104,015
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	5.00%	06/15/2040	200	208,031
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2039	10	10,472
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	200	208,916
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	1,000	959,281
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2049	100	95,928
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	20	21,274
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2043	200	197,054
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,000	744,340
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	1,000	951,655
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	75	74,444
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	4.00%	06/15/2042	65	64,769
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	100	106,865
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	1,000	1,045,483
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	2,000	2,102,830
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	3.00%	06/15/2044	5	3,901
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,000	949,597
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	1,000	1,048,411
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	60	64,009
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	50	53,509
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2047	2,000	1,967,340
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE-2, Ref. RB	5.00%	06/15/2040	115	121,726
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	100	109,095
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.25%	06/15/2048	10	10,950
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	200	217,435
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-1, RB	5.25%	06/15/2054	300	325,744
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2044	100	108,506
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	310	340,325
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2039	200	200,271
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2041	300	301,401
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	100	100,449
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	200	203,140
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	1,000	1,011,813
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2042	$35	$ 34,371
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2039	15	15,439
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2040	5	5,139
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2042	100	97,037
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2042	300	291,110
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	1,000	1,020,700
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	1,500	1,528,285
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2039	20	20,536
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	230	235,200
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.25%	05/01/2043	45	37,662
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2043	25	25,527
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2040	15	15,342
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2044	75	72,307
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	1,000	952,085
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	3.00%	05/01/2045	50	38,490
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	3.00%	11/01/2047	2,000	1,517,002
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	50	49,218
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2039	25	24,813
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2040	50	49,551
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2045	10	9,698
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2040	50	49,571
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2042	35	34,447
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2040	100	99,103
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	25	26,708
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	90	69,501
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	1,000	754,774
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2045	95	100,942
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2048	5	4,746
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	190	183,126
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	145	137,786
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	20	21,686
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	55	59,267
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	20	21,449
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2045	100	106,966
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	5	4,746
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	20	21,535
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2043	35	37,600
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	65	69,523
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2040	15	14,876
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	125	123,677
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	100	106,958
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	30	32,365
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	100	107,236
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2047	10	10,700
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	20	21,187
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	40	43,633
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2040	45	50,156
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	70	76,007
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	40	43,295
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2045	100	107,324
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	45	48,937
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	4.00%	02/01/2051	400	377,903
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2041	90	102,858
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2042	30	32,761
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2044	100	112,820
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	180	196,334
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	200	217,638
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	4.38%	05/01/2053	200	195,259
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2040	25	27,577
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	1,000	1,099,265
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2040	$35	$ 38,532
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2041	25	27,429
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2042	50	54,702
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	100	109,024
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	25	27,107
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	10	10,773
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2047	100	107,485
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	1,050	1,122,486
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	300	326,176
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2040	20	20,359
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	3.00%	08/01/2042	20	16,313
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	10	10,429
New York (City of), NY Transitional Finance Authority, Subseries 2020 A-3, RB	4.00%	05/01/2044	65	62,920
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2040	30	33,345
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	20	22,102
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	300	333,655
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	190	195,725
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2043	5	5,145
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2043	10	10,373
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2045	10	10,341
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	20	20,986
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	2,000	1,915,059
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	100	106,098
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	600	568,496
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	4.25%	10/01/2051	500	482,939
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2042	200	195,303
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2043	15	14,537
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGM)(a)	5.25%	10/01/2050	1,000	1,071,276
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2053	100	106,331
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2041	55	60,353
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	80	87,090
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2048	100	109,280
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2049	100	109,138
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	290	315,518
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	4.00%	02/15/2044	2,500	2,406,398
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	1,000	1,037,310
New York (State of) Dormitory Authority (Bidding Group 5), Series 2020 A, Ref. RB	3.00%	03/15/2049	1,000	756,116
New York (State of) Dormitory Authority (Catholic Health System Obligated Group), Series 2019 A, Ref. RB	4.00%	07/01/2045	500	359,883
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	1,000	1,055,658
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	500	474,240
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	15,657
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	1,110	799,276
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB	4.00%	07/01/2047	2,000	1,936,268
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	500	503,853
New York (State of) Dormitory Authority (New York University), Series 2001-1, RB, (INS - AMBAC)(a)	5.50%	07/01/2040	500	575,812
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	500	518,798
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	1,785	1,693,597
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2052	4,000	3,801,390
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2061	1,490	1,383,483
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,000	1,007,685
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2041	100	96,756
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2050	150	139,879
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	2,000	1,472,105
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	1,000	761,323
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	500	535,393
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.25%	01/01/2054	$250	$ 272,948
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	5.00%	03/15/2040	35	38,232
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	45	47,610
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	15	16,314
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	100	108,337
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	4.00%	03/15/2043	10	9,755
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	20	21,425
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	95	101,463
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	205	218,002
New York (State of) Utility Debt Securitization Authority, Series 2023 1, Ref. RB	5.00%	12/15/2040	25	28,365
New York (State of) Utility Debt Securitization Authority, Series 2023 1, Ref. RB	5.00%	12/15/2041	10	11,288
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	1,885	1,906,854
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	2,000	2,016,146
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	250	202,888
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	1,000	983,385
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.00%	09/15/2043	445	348,544
New York State Environmental Facilities Corp., Series 2024, Ref. RB	5.00%	06/15/2049	1,000	1,077,194
New York State Environmental Facilities Corp., Series 2024, Ref. RB	5.25%	06/15/2053	1,000	1,092,592
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2041	100	105,941
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,067,675
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2045	250	240,188
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	65	61,285
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2045	15	14,411
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2047	100	75,680
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	100	105,952
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	10	10,560
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2048	145	108,805
New York State Urban Development Corp., Series 2023, Ref. RB	5.00%	03/15/2063	200	210,131
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2043	85	93,045
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	2,000	1,950,346
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2043	100	97,675
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	50	54,123
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2046	75	80,849
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2047	75	80,602
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	25	26,778
New York State Urban Development Corp. (Bidding Group 4), Series 2021 A, Ref. RB	3.00%	03/15/2050	1,000	748,510
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	15	15,887
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2049	20	21,158
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2050	15	15,853
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2049	10	10,700
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	10	10,681
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	30	31,956
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	500	487,364
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2042	1,000	949,025
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	500	525,791
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	1,470	1,483,925
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,000	962,636
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2040	60	65,480
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	10	11,038
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	1,000	1,074,106
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2049	100	107,497
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	1,000	1,068,637
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	500	534,195
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	1,000	1,080,851
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-1A, Ref. RB	5.00%	11/15/2039	5	5,512
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	2,500	2,622,818
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	30	31,888
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	200	213,767
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2048	$20	$ 21,416
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Series 2023 A, RB	4.00%	05/15/2048	100	94,010
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Series 2023 A, RB	4.50%	05/15/2063	300	290,850
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Series 2024, A-2 RB	5.25%	05/15/2064	100	107,065
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Series 2024, A-3 RB	5.25%	05/15/2064	100	106,737
				109,555,526
TOTAL INVESTMENTS IN SECURITIES(d)-98.46% (Cost $117,771,800)				109,759,188
OTHER ASSETS LESS LIABILITIES-1.54%				1,712,181
NET ASSETS-100.00%				$111,471,369

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp	9.08%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Preferred ETF (PGX)
May 31, 2024
(Unaudited)
	Shares	Value
Preferred Stocks-99.73%
Automobiles-1.98%
Ford Motor Co.
Pfd., 6.00%(b)	1,316,583	$ 30,715,881
Pfd., 6.20%(b)	1,238,756	29,432,843
Pfd., 6.50%(b)	992,093	25,000,744
		85,149,468
Banks-32.45%
Associated Banc-Corp
Series F, Pfd., 5.63%(b)	174,817	3,438,650
Series E, Pfd., 5.88%(b)	158,073	3,215,205
Pfd., 6.63%(c)	506,670	11,395,008
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	1,611,366	29,471,884
Series QQ, Pfd., 4.25%(b)	2,145,966	40,086,645
Series NN, Pfd., 4.38%(b)	1,904,536	36,852,772
Series SS, Pfd., 4.75%	1,117,225	23,238,280
Series LL, Pfd., 5.00%(b)	2,173,978	47,327,501
Series KK, Pfd., 5.38%(b)	2,422,095	55,732,406
Series HH, Pfd., 5.88%(b)	1,429,496	35,594,450
Series GG, Pfd., 6.00%(b)	2,223,749	55,793,862
Series K, Pfd., 6.45%(b)	1,290,989	32,791,121
Bank of Hawaii Corp., Series A, Pfd., 4.38%(b)	300,918	4,910,982
Bank OZK, Series A, Pfd., 4.63%	578,656	9,084,899
Cadence Bank, Series A, Pfd., 5.50%	304,732	6,618,779
Citizens Financial Group, Inc., Series E, Pfd., 5.00%	745,750	14,109,590
Cullen/Frost Bankers, Inc., Series B, Pfd., 4.45%(b)	237,831	4,349,929
Fifth Third Bancorp
Series K, Pfd., 4.95%	410,910	8,674,310
Series A, Pfd., 6.00%	326,663	7,640,648
First Citizens BancShares, Inc.
Series A, Pfd., 5.38%(b)	595,026	12,971,567
Series C, Pfd., 5.63%(b)	316,118	7,201,168
First Horizon Corp.
Series F, Pfd., 4.70%(b)	237,738	4,124,754
Series E, Pfd., 6.50%(b)	252,249	6,018,661
Fulton Financial Corp., Series A, Pfd., 5.13%(b)	322,099	6,251,942
Hancock Whitney Corp., Pfd., 6.25%(b)	285,232	6,734,327
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%	814,014	14,334,787
Series C, Pfd., 5.70%	302,285	6,571,676
Series J, Pfd., 6.88%(b)(c)	540,989	13,697,841
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	3,289,602	62,666,918
Series JJ, Pfd., 4.55%(b)	2,474,513	50,579,046
Series LL, Pfd., 4.63%(b)	3,043,124	62,962,236
Series GG, Pfd., 4.75%	1,473,759	31,287,904
Series DD, Pfd., 5.75%(b)	2,791,773	69,235,970
Series EE, Pfd., 6.00%(b)	3,044,712	76,270,036
KeyCorp
Series G, Pfd., 5.63%(b)	750,215	15,619,476
Series F, Pfd., 5.65%(b)	701,377	15,058,564
Series E, Pfd., 6.13%(b)(c)	830,138	20,047,833
Pfd., 6.20%(b)(c)	982,747	22,259,220
M&T Bank Corp.
Series H, Pfd., 5.63%(c)	423,497	10,117,343
Series J, Pfd., 7.50%(b)	370,680	9,381,911
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(b)(c)	828,403	14,745,573
	Shares	Value
Banks-(continued)
Old National Bancorp
Series A, Pfd., 7.00%(b)	182,252	$ 4,543,542
Series C, Pfd., 7.00%(b)	197,613	4,938,349
Popular Capital Trust II, Pfd., 6.13%	52,751	1,339,875
Regions Financial Corp.
Series E, Pfd., 4.45%	657,673	12,055,146
Series C, Pfd., 5.70%(b)(c)	822,269	18,871,074
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%	500,926	9,853,214
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	1,527,950	31,185,459
Series O, Pfd., 5.25%(b)	947,407	21,553,509
U.S. Bancorp
Series L, Pfd., 3.75%(b)	828,642	13,647,734
Series M, Pfd., 4.00%(b)	1,269,525	22,318,249
Series O, Pfd., 4.50%(b)	689,493	13,679,541
Series K, Pfd., 5.50%(b)	972,469	23,251,734
Valley National Bancorp, Series A, Pfd., 6.25%(b)(c)	189,448	4,298,575
WaFd, Inc., Series A, Pfd., 4.88%(b)	482,175	7,758,196
Webster Financial Corp., Series F, Pfd., 5.25%(b)	250,953	4,951,303
Wells Fargo & Co.
Series DD, Pfd., 4.25%(b)	2,063,547	38,505,787
Series CC, Pfd., 4.38%(b)	1,735,614	33,358,501
Series AA, Pfd., 4.70%(b)	1,917,037	38,992,533
Series Z, Pfd., 4.75%(b)	3,323,340	67,862,603
Series Y, Pfd., 5.63%(b)	1,140,567	26,905,976
Western Alliance Bancorporation, Series A, Pfd., 4.25%(c)	498,956	9,200,749
Wintrust Financial Corp.
Series D, Pfd., 6.50%(c)	210,560	5,177,670
Series E, Pfd., 6.88%(c)	474,306	11,829,192
		1,394,544,185
Broadline Retail-0.37%
QVC, Inc.
Pfd., 6.25%	817,216	11,032,416
Pfd., 6.38%(b)	360,658	5,027,572
		16,059,988
Capital Markets-10.68%
Affiliated Managers Group, Inc.
Pfd., 4.20%	334,288	5,555,867
Pfd., 4.75%(b)	461,291	8,672,271
Pfd., 5.88%(b)	497,207	11,097,660
Pfd., 6.75%	745,201	19,136,762
Brookfield Finance I (UK) PLC, Pfd., 4.50% (Canada)(b)	381,865	5,980,006
Brookfield Finance, Inc., Series 50, Pfd., 4.63% (Canada)(b)	641,361	10,723,556
Brookfield Oaktree Holdings LLC
Series B, Pfd., 6.55%	384,531	8,121,295
Series A, Pfd., 6.63%	308,337	6,629,246
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	987,737	20,100,448
Series D, Pfd., 5.95%(b)	1,250,318	31,407,988
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Capital Markets-(continued)
Morgan Stanley
Series O, Pfd., 4.25%(b)	2,154,455	$ 40,826,922
Series L, Pfd., 4.88%(b)	890,604	19,771,409
Series K, Pfd., 5.85%(b)	1,854,530	45,398,894
Series I, Pfd., 6.38%	1,799,716	45,442,829
Series P, Pfd., 6.50%(b)	1,654,672	42,491,977
Series F, Pfd., 6.88%	1,349,385	34,152,934
Series E, Pfd., 7.13%	1,068,646	27,100,863
New Mountain Finance Corp., Pfd., 8.25%	189,634	4,809,118
Northern Trust Corp., Series E, Pfd., 4.70%	667,058	14,161,641
Prospect Capital Corp., Series A, Pfd., 5.35%	237,357	3,999,465
State Street Corp., Series G, Pfd., 5.35%(b)	825,235	20,259,519
Stifel Financial Corp.
Series D, Pfd., 4.50%(b)	526,749	9,560,494
Pfd., 5.20%(b)	375,389	8,108,402
Series C, Pfd., 6.13%(b)	366,322	9,421,802
Series B, Pfd., 6.25%(b)	232,039	5,810,257
		458,741,625
Chemicals-0.12%
EIDP, Inc., Series B, Pfd., 4.50%	72,934	5,216,969
Commercial Services & Supplies-0.31%
Pitney Bowes, Inc., Pfd., 6.70%	712,753	13,079,018
Consumer Finance-4.14%
Capital One Financial Corp.
Series N, Pfd., 4.25%	699,327	11,930,519
Series L, Pfd., 4.38%(b)	1,112,325	19,398,948
Series K, Pfd., 4.63%	208,974	3,932,891
Series J, Pfd., 4.80%	2,068,119	39,149,493
Series I, Pfd., 5.00%(b)	2,481,109	49,572,558
Navient Corp., Pfd., 6.00%(b)	527,328	10,161,610
Synchrony Financial
Series A, Pfd., 5.63%	1,231,334	22,742,739
Series B, Pfd., 8.25%(b)(c)	834,082	21,102,274
		177,991,032
Diversified REITs-0.23%
Global Net Lease, Inc.
Series B, Pfd., 6.88%(b)	218,268	4,256,226
Series A, Pfd., 7.25%	282,438	5,750,438
		10,006,664
Diversified Telecommunication Services-4.95%
AT&T, Inc.
Series C, Pfd., 4.75%(b)	2,878,983	58,011,508
Series A, Pfd., 5.00%	1,988,481	42,155,797
Pfd., 5.35%(b)	2,194,630	50,827,631
Pfd., 5.63%(b)	1,358,702	32,636,022
Qwest Corp.
Pfd., 6.50%	1,635,639	16,945,220
Pfd., 6.75%(b)	1,100,227	12,069,490
		212,645,668
Electric Utilities-7.41%
BIP Bermuda Holdings I Ltd., Pfd., 5.13% (Canada)(b)	491,555	8,916,808
Brookfield Infrastructure Finance ULC, Pfd., 5.00% (Canada)(b)	412,783	7,203,063
	Shares	Value
Electric Utilities-(continued)
Duke Energy Corp.
Pfd., 5.63%(b)	818,688	$ 20,164,285
Series A, Pfd., 5.75%(b)	1,643,712	41,076,363
Entergy Arkansas LLC, Pfd., 4.88%	481,005	10,264,647
Entergy Louisiana LLC, Pfd., 4.88%(b)	439,164	9,455,201
Entergy Mississippi LLC, Pfd., 4.90%(b)	434,746	9,573,107
Entergy New Orleans LLC, Pfd., 5.50%(b)	387,714	8,808,862
Georgia Power Co., Series 2017-A, Pfd., 5.00%	448,308	10,719,044
National Rural Utilities Cooperative Finance Corp., Pfd., 5.50%(b)	410,243	10,153,514
NextEra Energy Capital Holdings, Inc., Series N, Pfd., 5.65%(b)	1,139,044	27,883,797
Pacific Gas and Electric Co., Series A, Pfd., 6.00%(b)	172,628	3,873,772
SCE Trust II, Pfd., 5.10%	262,970	5,148,953
SCE Trust IV, Series J, Pfd., 5.38%(b)(c)	535,162	12,934,866
SCE Trust V, Series K, Pfd., 5.45%(b)(c)	528,512	13,196,945
SCE Trust VI, Pfd., 5.00%	812,584	15,804,759
SCE Trust VII, Series M, Pfd., 7.50%(b)	919,923	24,607,940
Southern Co. (The)
Series C, Pfd., 4.20%(b)	1,241,953	24,702,445
Series 2020, Pfd., 4.95%	1,646,838	36,477,462
Pfd., 5.25%(b)	742,234	17,375,698
		318,341,531
Financial Services-4.31%
Apollo Global Management, Inc., Pfd., 7.63%(b)(c)	988,797	26,203,121
Brookfield BRP Holdings (Canada), Inc.
Pfd., 4.63% (Canada)(b)	580,533	9,079,536
Pfd., 7.25% (Canada)(b)	246,196	6,248,454
Brookfield BRP Holdings Canada, Inc., Pfd., 4.88% (Canada)	445,306	7,383,173
Carlyle Finance LLC, Pfd., 4.63%(b)	831,277	15,095,990
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	508,848	9,500,192
Series A, Pfd., 5.25%(b)	1,322,146	29,417,749
Jackson Financial, Inc., Pfd., 8.00%(b)(c)	909,875	24,293,663
KKR Group Finance Co. IX LLC, Pfd., 4.63%(b)	820,751	15,971,814
Merchants Bancorp
Series C, Pfd., 6.00%(b)	322,849	6,482,808
Pfd., 8.25%(b)(c)	229,956	5,965,059
TPG Operating Group II L.P., Pfd., 6.95%	659,640	17,454,074
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	494,564	12,215,731
		185,311,364
Gas Utilities-0.34%
South Jersey Industries, Inc., Pfd., 5.63%	337,423	4,735,732
Spire, Inc., Series A, Pfd., 5.90%(b)	415,562	9,869,597
		14,605,329
Independent Power and Renewable Electricity Producers-0.14%
Brookfield Renewable Partners L.P., Series 17, Pfd., 5.25% (Canada)	320,309	5,861,655
Insurance-18.35%
AEGON Funding Co. LLC, Pfd., 5.10% (Netherlands)	1,540,953	32,082,641

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Insurance-(continued)
Allstate Corp. (The)
Series I, Pfd., 4.75%	505,705	$ 10,452,922
Series H, Pfd., 5.10%(b)	1,903,022	41,999,696
Series J, Pfd., 7.38%(b)	978,538	26,645,590
American Financial Group, Inc.
Pfd., 4.50%	346,092	6,399,241
Pfd., 5.13%(b)	338,931	6,971,811
Pfd., 5.63%(b)	247,696	5,578,114
Pfd., 5.88%(b)	208,400	4,828,628
American National Group, Inc., Series B, Pfd., 6.63%(c)	493,971	12,201,084
Arch Capital Group Ltd.
Series G, Pfd., 4.55%	826,278	16,145,472
Series F, Pfd., 5.45%	547,827	12,282,281
Argo Group International Holdings, Inc., Pfd., 7.00%(b)(c)	245,764	6,082,659
Argo Group US, Inc., Pfd., 6.50%	235,372	5,072,267
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	410,542	8,461,271
Pfd., 5.63% (Bermuda)	413,624	8,152,529
Assurant, Inc., Pfd., 5.25%(b)	415,199	8,731,635
Athene Holding Ltd.
Series D, Pfd., 4.88%(b)	956,266	18,350,745
Series B, Pfd., 5.63%(b)	566,439	12,320,048
Series A, Pfd., 6.35%(c)	1,428,142	34,603,881
Series C, Pfd., 6.38%(b)(c)	994,380	24,859,500
Pfd., 7.25%(c)	951,964	24,294,121
Series E, Pfd., 7.75%(b)(c)	830,289	21,712,057
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	910,377	19,318,200
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%	575,092	9,552,278
Series C, Pfd., 5.38%(b)	947,287	18,358,422
Pfd., 6.25%	631,976	13,827,635
Series A, Pfd., 6.60%(b)	710,325	16,138,584
Series B, Pfd., 6.75%(b)	659,739	15,701,788
CNO Financial Group, Inc., Pfd., 5.13%(b)	258,061	5,070,899
Enstar Group Ltd.
Series D, Pfd., 7.00%(c)	673,699	16,916,582
Series E, Pfd., 7.00%(b)	167,303	4,067,136
F&G Annuities & Life, Inc., Pfd., 7.95%(b)	565,853	14,627,300
Globe Life, Inc., Pfd., 4.25%	539,123	7,828,066
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	572,754	14,267,302
Kemper Corp., Pfd., 5.88%(c)	247,263	5,570,835
Lincoln National Corp., Series D, Pfd., 9.00%(b)	854,272	23,791,475
MetLife, Inc.
Series F, Pfd., 4.75%	1,668,321	34,050,432
Series E, Pfd., 5.63%(b)	1,307,266	31,047,567
PartnerRe Ltd., Series J, Pfd., 4.88% (Bermuda)(b)	331,479	6,467,155
Prudential Financial, Inc.
Pfd., 4.13%(b)	826,733	15,740,996
Pfd., 5.63%(b)	938,055	23,094,914
Pfd., 5.95%(b)	507,096	12,814,316
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)(c)	646,130	16,095,098
Pfd., 7.13%(c)	1,170,349	30,557,812
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)	837,870	14,562,181
Series F, Pfd., 5.75% (Bermuda)	411,637	9,331,811
	Shares	Value
Insurance-(continued)
Selective Insurance Group, Inc., Series B, Pfd., 4.60%(b)	330,164	$ 6,035,398
SiriusPoint Ltd., Series B, Pfd., 8.00% (Bermuda)(b)(c)	332,649	8,376,102
Unum Group, Pfd., 6.25%(b)	499,051	12,316,579
W.R. Berkley Corp.
Pfd., 4.13%(b)	501,265	9,173,150
Pfd., 4.25%(b)	409,599	7,622,637
Pfd., 5.10%(b)	494,558	10,509,357
Pfd., 5.70%(b)	305,125	7,472,511
		788,532,711
Leisure Products-0.52%
Brunswick Corp.
Pfd., 6.38%(b)	385,042	9,614,499
Pfd., 6.50%(b)	305,478	7,664,443
Pfd., 6.63%	205,909	5,147,725
		22,426,667
Multi-Utilities-2.90%
Brookfield Infrastructure Partners L.P.
Series 14, Pfd., 5.00% (Canada)	346,664	5,941,821
Series 13, Pfd., 5.13% (Canada)	321,164	5,854,820
CMS Energy Corp.
Series C, Pfd., 4.20%	384,433	7,319,604
Pfd., 5.63%(b)	335,449	8,000,459
Pfd., 5.88%(b)	470,849	11,573,468
Pfd., 5.88%(b)	1,021,905	24,965,139
DTE Energy Co.
Pfd., 4.38%(b)	461,760	9,318,317
Series G, Pfd., 4.38%(b)	348,295	6,882,309
Series E, Investment Units, 5.25%(b)	662,447	15,435,015
Sempra, Pfd., 5.75%(b)	1,244,175	29,126,137
		124,417,089
Office REITs-1.12%
Hudson Pacific Properties, Inc., Series C, Pfd., 4.75%(b)	695,810	9,859,628
SL Green Realty Corp., Series I, Pfd., 6.50%(b)	381,265	8,059,942
Vornado Realty Trust
Series O, Pfd., 4.45%	570,864	7,438,358
Series M, Pfd., 5.25%	553,137	8,446,402
Series N, Pfd., 5.25%(b)	495,164	7,556,202
Series L, Pfd., 5.40%(b)	432,445	6,698,573
		48,059,105
Real Estate Management & Development-0.78%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75%	479,782	6,107,625
Series A-2, Pfd., 6.38%	423,041	5,880,270
Series A-1, Pfd., 6.50%	314,178	4,696,961
Brookfield Property Preferred L.P., Pfd., 6.25%	1,106,830	16,690,996
		33,375,852
Residential REITs-0.20%
American Homes 4 Rent
Series G, Pfd., 5.88%	196,033	4,438,187
Series H, Pfd., 6.25%(b)	181,119	4,310,632
		8,748,819
Retail REITs-0.97%
Agree Realty Corp., Series A, Pfd., 4.25%	285,083	4,906,279

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Retail REITs-(continued)
Federal Realty Investment Trust, Series C, Pfd., 5.00%	296,306	$ 6,183,906
Kimco Realty Corp.
Series L, Pfd., 5.13%	358,673	7,603,868
Series M, Pfd., 5.25%(b)	433,118	9,485,284
Realty Income Corp., Series A, Pfd., 6.00%(b)	292,094	6,864,209
SITE Centers Corp., Series A, Pfd., 6.38%(b)	291,724	6,447,100
		41,490,646
Specialized REITs-4.13%
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%(b)	555,664	11,835,643
Series J, Pfd., 5.25%(b)	368,508	7,808,685
Series K, Pfd., 5.85%	330,136	7,758,196
EPR Properties, Series G, Pfd., 5.75%(b)	273,635	5,303,046
Public Storage
Series N, Pfd., 3.88%(b)	467,165	8,175,388
Series O, Pfd., 3.90%(b)	307,213	5,379,300
Series Q, Pfd., 3.95%(b)	237,800	4,197,170
Series P, Pfd., 4.00%(b)	1,012,144	18,137,620
Series R, Pfd., 4.00%(b)	713,540	13,000,699
Series S, Pfd., 4.10%(b)	664,603	12,222,049
Series M, Pfd., 4.13%(b)	368,976	6,914,610
Series L, Pfd., 4.63%(b)	945,309	19,586,802
Series J, Pfd., 4.70%(b)	185,222	3,913,741
Series K, Pfd., 4.75%(b)	313,401	6,744,390
Series I, Pfd., 4.88%(b)	388,875	8,687,467
Series G, Pfd., 5.05%(b)	685,722	16,148,753
Series F, Pfd., 5.15%(b)	460,308	10,798,826
Series H, Pfd., 5.60%(b)	430,447	10,868,787
		177,481,172
Trading Companies & Distributors-1.25%
FTAI Aviation Ltd., Series C, Pfd., 8.25%(b)(c)	164,006	4,264,156
Triton International Ltd.
Series E, Pfd., 5.75% (Bermuda)(b)	303,382	6,492,375
Pfd., 6.88% (Bermuda)(b)	232,969	5,574,948
Pfd., 7.38% (Bermuda)(b)	290,032	7,279,803
Pfd., 8.00% (Bermuda)(b)	241,197	6,249,415
WESCO International, Inc., Series A, Pfd., 10.63%(c)	899,055	23,950,825
		53,811,522
	Shares	Value
Wireless Telecommunication Services-2.08%
Telephone and Data Systems, Inc.
Series VV, Pfd., 6.00%	1,144,909	$ 20,906,038
Series UU, Pfd., 6.63%(b)	701,588	14,466,745
United States Cellular Corp.
Pfd., 5.50%(b)	833,354	17,783,774
Pfd., 5.50%(b)	823,140	17,483,494
Pfd., 6.25%(b)	816,390	18,817,789
		89,457,840
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $5,161,826,801)		4,285,355,919
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.25%
Invesco Private Government Fund, 5.30%(d)(e)(f)	27,370,168	27,370,168
Invesco Private Prime Fund, 5.48%(d)(e)(f)	69,477,715	69,498,558
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $96,875,231)		96,868,726
TOTAL INVESTMENTS IN SECURITIES-101.98% (Cost $5,258,702,032)		4,382,224,645
OTHER ASSETS LESS LIABILITIES-(1.98)%		(85,225,121)
NET ASSETS-100.00%		$4,296,999,524

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$275,611,546	$(275,611,546)	$-	$-	$-	$491,387
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,945,644	140,144,133	(140,719,609)	-	-	27,370,168	1,210,555*
Invesco Private Prime Fund	71,785,655	293,231,712	(295,542,717)	(9,095)	33,003	69,498,558	3,243,018*
Total	$99,731,299	$708,987,391	$(711,873,872)	$(9,095)	$33,003	$96,868,726	$4,944,960

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Short Term Treasury ETF (TBLL)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.81%
U.S. Treasury Bills-54.79%(a)
5.28%–6.55%, 06/04/2024	$2,100	$ 2,100
5.15%–6.10%, 06/06/2024	800	800
5.74%, 06/11/2024	600	599
5.66%, 06/13/2024	500	499
5.52%, 06/20/2024	500	499
5.49%, 06/25/2024	100	100
5.49%, 06/27/2024	300	299
5.28%–5.51%, 07/02/2024	32,013,600	31,878,016
5.13%–5.51%, 07/05/2024	35,056,000	34,891,802
5.27%–5.50%, 07/09/2024	37,163,000	36,967,383
4.96%–5.51%, 07/11/2024	33,927,800	33,739,246
5.28%–5.48%, 07/16/2024	37,163,000	36,929,125
5.07%–5.50%, 07/18/2024	34,994,600	34,764,824
5.29%–5.48%, 07/23/2024	38,459,000	38,177,484
5.11%–5.45%, 07/25/2024	20,068,400	19,915,490
5.30%–5.47%, 07/30/2024	37,163,000	36,853,273
5.10%–5.44%, 08/01/2024	30,705,500	30,441,305
5.32%–5.46%, 08/06/2024	11,651,300	11,542,555
4.92%–5.50%, 08/08/2024	43,704,500	43,284,645
5.33%–5.37%, 08/20/2024	25,905,800	25,611,683
5.21%–5.43%, 08/22/2024	26,581,300	26,272,366
5.33%–5.36%, 08/27/2024	25,905,800	25,586,205
5.24%–5.41%, 08/29/2024	21,761,100	21,485,795
5.32%–5.38%, 09/03/2024	3,341,200	3,296,543
4.89%–5.49%, 09/05/2024	22,912,500	22,600,502
5.23%–5.39%, 09/12/2024	26,581,300	26,192,763
5.24%–5.39%, 09/19/2024	37,163,000	36,579,847
5.33%, 09/24/2024	2,266,000	2,228,904
5.25%–5.39%, 09/26/2024	26,581,300	26,138,333
4.86%–5.42%, 10/03/2024	25,869,500	25,414,937
5.22%, 10/10/2024	20,000,000	19,626,796
5.31%–5.35%, 10/17/2024	20,723,400	20,316,039
5.30%–5.36%, 10/24/2024	20,723,400	20,295,861
4.80%–5.33%, 10/31/2024	20,719,600	20,271,999
5.17%, 11/07/2024	20,000,000	19,550,086
5.17%, 11/14/2024	20,000,000	19,529,707
5.16%, 11/21/2024	22,220,000	21,676,003
4.77%–5.32%, 11/29/2024	27,019,000	26,326,991
4.78%–5.26%, 12/26/2024	23,479,600	22,802,348
4.63%–5.20%, 01/23/2025	28,728,800	27,811,453
	Principal Amount	Value
U.S. Treasury Bills-(continued)
5.03%–5.24%, 02/20/2025	$26,533,900	$ 25,571,097
5.02%–5.23%, 03/20/2025	31,822,400	30,548,056
5.15%–5.24%, 04/17/2025	20,723,400	19,815,744
4.93%, 05/15/2025	15,000,000	14,291,421
		939,231,523
U.S. Treasury Notes-45.02%
0.25%, 06/15/2024	200	200
1.75% - 3.00%, 06/30/2024	19,021,500	18,973,736
0.38%, 07/15/2024	33,627,100	33,432,885
1.75% - 3.00%, 07/31/2024	70,733,400	70,357,484
0.38% - 2.38%, 08/15/2024	52,051,100	51,629,498
1.25% - 3.25%, 08/31/2024	74,578,600	73,966,742
0.38%, 09/15/2024	28,977,500	28,573,232
1.50% - 4.25%, 09/30/2024	46,272,600	45,847,619
0.63%, 10/15/2024	28,782,900	28,290,108
1.50% - 4.38%, 10/31/2024	53,004,700	52,442,726
0.75% - 2.25%, 11/15/2024	54,310,300	53,394,549
1.50% - 4.50%, 11/30/2024	81,348,700	80,306,261
1.00%, 12/15/2024	28,662,000	28,020,351
1.75% - 4.25%, 12/31/2024	28,233,100	27,854,354
1.13%, 01/15/2025	25,544,200	24,904,845
1.38% - 4.13%, 01/31/2025	50,723,400	49,821,337
1.50% - 2.00%, 02/15/2025	49,680,200	48,482,482
2.75% - 4.63%, 02/28/2025	35,541,500	35,168,913
1.75%, 03/15/2025	20,723,400	20,177,882
		771,645,204
Total U.S. Treasury Securities (Cost $1,710,902,754)		1,710,876,727
	Shares
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(b)(c) (Cost $207,584)	207,584	207,584
TOTAL INVESTMENTS IN SECURITIES-99.82% (Cost $1,711,110,338)		1,711,084,311
OTHER ASSETS LESS LIABILITIES-0.18%		3,110,252
NET ASSETS-100.00%		$1,714,194,563
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$357,133	$21,888,821	$(22,038,370)	$-	$-	$207,584	$9,145

(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Taxable Municipal Bond ETF (BAB)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.48%
Alabama-0.56%
Auburn University, Series 2020 C, RB	2.53%	06/01/2040	$2,400	$ 1,775,481
Auburn University, Series 2020 C, RB	2.68%	06/01/2050	5,000	3,302,358
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.61%	01/01/2037	1,000	764,021
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.71%	01/01/2038	900	680,985
				6,522,845
Arizona-1.22%
Arizona (State of) Department of Transportation, Series 2020, Ref. RB	2.46%	07/01/2030	2,560	2,246,219
Chandler (City of), AZ, Series 2021, Ref. GO Bonds	1.75%	07/01/2028	3,000	2,672,600
Flagstaff (City of), AZ, Series 2020 A, COP	3.01%	05/01/2040	950	734,347
Phoenix Civic Improvement Corp., Series 2021 C, Ref. RB	2.97%	07/01/2044	105	75,134
Scottsdale Municipal Property Corp., Series 2021 B, Ref. RB	1.23%	07/01/2028	250	218,371
Tempe (City of), AZ, Series 2021, COP	2.59%	07/01/2037	2,950	2,175,599
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.83%	07/01/2025	650	620,142
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.31%	07/01/2027	850	763,772
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.70%	07/01/2029	450	387,598
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	2.86%	07/01/2047	1,750	1,249,087
Yuma (City of), AZ, Series 2021, RB	2.63%	07/15/2038	4,000	3,097,879
				14,240,748
Arkansas-0.01%
University of Arkansas, Series 2021 B, RB	3.10%	12/01/2041	150	115,955
California-23.65%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 B, Ref. RB, (INS - AGM)(a)	5.40%	10/01/2046	2,450	2,344,007
Alameda (County of), CA (Social Bonds), Series 2022 A-1, GO Bonds	4.55%	08/01/2042	2,250	2,074,415
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	6.79%	04/01/2030	1,275	1,296,835
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	3,455	4,054,971
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	2,925	3,388,186
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	7,410	8,530,317
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	16,760	20,057,882
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	6,060	6,982,979
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	8,355	9,671,395
California (State of), Series 2010, GO Bonds	7.63%	03/01/2040	4,400	5,252,056
California (State of), Series 2010, GO Bonds	7.60%	11/01/2040	7,350	8,871,651
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	4,700	4,509,565
California (State of), Series 2023, GO Bonds	5.10%	03/01/2029	7,995	8,121,888
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.77%	12/01/2034	1,310	953,642
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.79%	12/01/2035	5,275	3,729,017
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.24%	10/01/2027	1,000	891,121
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.47%	10/01/2028	1,000	872,781
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.60%	10/01/2029	1,000	852,649
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.69%	10/01/2030	1,000	832,102
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	2.72%	10/01/2040	950	707,367
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	950	1,019,464
California (State of) Municipal Finance Authority (FBI San Diego), Series 2020, RB	2.52%	10/01/2035	4,660	3,367,070
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	750	848,361
California (State of) Statewide Communities Development Authority (California Independent System Operator Corp.) (Green Bonds), Series 2021, Ref. RB	2.68%	02/01/2039	1,850	1,364,619
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	2,000	1,596,332
California State University, Series 2010 B, RB	6.48%	11/01/2041	850	914,523
California State University, Series 2020 B, Ref. RB	2.98%	11/01/2051	2,900	1,941,338
California State University, Series 2021 B, Ref. RB	2.80%	11/01/2041	3,450	2,451,633
California State University, Series 2021 B, Ref. RB	2.72%	11/01/2052	1,150	752,383
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2023 B, RB	5.18%	11/01/2053	$2,000	$ 1,933,404
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.70%	01/15/2044	2,950	2,291,493
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.81%	06/01/2045	1,000	663,883
Coast Community College District, Series 2022, Ref. GO Bonds	2.98%	08/01/2039	1,000	764,234
Downey (City of), CA, Series 2021, RB	2.85%	06/01/2040	750	543,096
Downey (City of), CA, Series 2021, RB	3.00%	06/01/2044	550	372,266
East Bay Municipal Utility District, Series 2010, RB	5.03%	06/01/2032	1,000	984,200
East Bay Municipal Utility District, Series 2010, RB	5.87%	06/01/2040	2,900	2,997,368
El Segundo (City of), CA, Series 2021, RB	3.06%	07/01/2040	1,350	1,018,063
Fresno (City of), CA, Series 2010 A-2, Ref. RB	6.50%	06/01/2030	1,950	2,015,743
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.49%	06/01/2036	850	689,228
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.71%	06/01/2041	1,380	1,051,071
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.12%	06/01/2038	6,400	5,104,216
Hayward Unified School District, Series 2020, Ref. GO Bonds, (INS - AGM)(a)	2.87%	08/01/2040	3,950	2,983,433
Huntington Beach (City of), CA, Series 2021, Ref. RB	1.07%	06/15/2025	500	478,091
Inglewood (City of), CA, Series 2020, RB, (INS - AGM)(a)	3.92%	09/01/2050	6,000	4,508,006
Inglewood (City of), CA, Series 2023, RB, (INS - AGM)(a)	6.40%	09/01/2053	1,000	1,038,450
Jurupa Community Services District, Series 2010 B, COP	6.35%	09/01/2025	980	984,209
Jurupa Community Services District, Series 2010 B, COP	6.50%	09/01/2026	1,070	1,086,306
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,158,665
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	120	125,208
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	100	114,382
Los Angeles (City of), CA Department of Water & Power, Series 2010 A, RB	6.60%	07/01/2050	1,415	1,589,366
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.57%	07/01/2045	6,000	6,616,170
Los Angeles Community College District, Series 2010, GO Bonds	6.60%	08/01/2042	2,950	3,233,803
Los Angeles Community College District, Series 2020, Ref. GO Bonds	0.77%	08/01/2025	6,500	6,179,463
Los Angeles Community College District, Series 2020, Ref. GO Bonds	1.81%	08/01/2030	4,900	4,209,412
Los Angeles Community College District, Series 2020, Ref. GO Bonds	2.83%	08/01/2039	350	282,787
Los Angeles Unified School District, Series 2010 J-05, GO Bonds	5.98%	05/01/2027	450	455,031
Montebello (City of), CA, Series 2020, RB, (INS - AGM)(a)	4.06%	06/01/2039	6,000	5,202,031
Monterey Park (City of), CA, Series 2021 A, RB	3.02%	06/01/2043	2,500	1,793,991
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.95%	11/01/2025	1,000	944,335
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	2,950	3,223,869
Northern California Power Agency, Series 2010 B, RB	7.31%	06/01/2040	1,000	1,126,706
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.52%	05/01/2026	600	560,638
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.67%	05/01/2027	840	764,846
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.95%	05/01/2028	600	537,443
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.05%	05/01/2029	1,000	876,854
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.10%	05/01/2030	500	428,275
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.20%	05/01/2031	375	314,840
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.30%	05/01/2032	820	676,257
Oxnard School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	2.63%	08/01/2041	6,340	4,604,776
Pasadena (City of), CA, Series 2020 A, Ref. RB	3.24%	05/01/2045	5,000	3,573,871
Pomona (City of), CA, Series 2020 BJ, RB	3.72%	08/01/2040	3,250	2,647,625
Pomona (City of), CA, Series 2020 BJ, RB	3.82%	08/01/2046	1,500	1,158,816
Rancho Santiago Community College District, Series 2020 A-1, Ref. GO Bonds	0.96%	09/01/2026	5,450	4,991,989
Regents of the University of California Medical Center, Series 2009 F, RB	6.46%	05/15/2029	370	379,982
Regents of the University of California Medical Center, Series 2009 F, RB	6.58%	05/15/2049	4,335	4,741,009
Regents of the University of California Medical Center, Series 2020 N, RB	3.71%	05/15/2120	850	549,541
Richmond (City of), CA, Series 2022, Ref. RB	5.79%	01/15/2044	4,950	4,873,653
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	500	539,341
Riverside (City of), CA (Riverside Pension Obligation), Series 2020 A, RB	3.86%	06/01/2045	2,000	1,681,648
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.69%	08/01/2041	1,000	728,954
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.86%	08/01/2049	300	198,703
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB	4.23%	10/15/2038	2,000	1,800,469
San Francisco (City & County of), CA, Series 2010 C, GO Bonds	6.26%	06/15/2030	1,450	1,512,719
San Francisco (City & County of), CA, Series 2010 D, GO Bonds	6.26%	06/15/2030	3,800	3,964,367
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	2.83%	06/15/2050	125	85,317
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	3.08%	06/15/2060	1,000	659,344
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA (525 Golden Gate Avenue - San Francisco Public Utilities Commission Office), Series 2009 D, COP	6.49%	11/01/2041	$500	$ 535,515
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 C, Ref. RB	3.35%	05/01/2051	800	571,363
San Francisco (City & County of), CA Public Utilities Commission, Series 2010 B, RB	6.00%	11/01/2040	1,245	1,299,901
San Francisco (City & County of), CA Public Utilities Commission, Series 2010 E, RB	5.70%	11/01/2027	2,900	2,944,016
San Francisco (City & County of), CA Public Utilities Commission, Series 2010 E, RB	6.00%	11/01/2040	980	1,025,840
San Francisco (City & County of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	1,600	1,836,561
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 A, Ref. RB	2.80%	03/01/2044	450	324,299
San Francisco Community College District, Series 2020 A-1, GO Bonds	3.17%	06/15/2041	4,000	3,061,431
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.76%	05/01/2042	1,000	916,160
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.86%	05/01/2052	1,000	886,665
San Jose (City of), CA Financing Authority (Ice Centre), Series 2020 B, RB	3.42%	06/01/2041	3,750	3,030,154
San Jose Unified School District, Series 2021, Ref. GO Bonds	2.31%	08/01/2039	7,000	5,082,495
San Luis Unit/Westlands Water District Financing Authority, Series 2020 A, RB, (INS - AGM)(a)	3.74%	09/01/2050	200	156,058
Santa Ana (City of), CA, Series 2021 A, RB	3.10%	08/01/2044	1,350	1,032,289
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	3,000	2,601,561
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.70%	08/01/2040	1,180	879,612
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	2,000	1,841,225
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	1,477	1,259,646
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	500	419,123
University of California, Series 2019 BD, RB	3.35%	07/01/2029	10,000	9,287,572
University of California, Series 2020 BG, RB	1.32%	05/15/2027	4,910	4,419,323
University of California, Series 2020 BG, RB	1.61%	05/15/2030	7,500	6,249,313
University of California, Series 2021 BI, Ref. RB	0.87%	05/15/2026	1,000	923,187
University of California, Series 2021 BI, Ref. RB	1.27%	05/15/2027	1,000	901,422
University of California, Series 2021 BI, Ref. RB	1.37%	05/15/2028	100	87,773
University of California, Series 2021 BI, Ref. RB	1.70%	05/15/2029	450	389,115
University of California, Series 2021 BI, Ref. RB	1.90%	05/15/2030	1,000	850,035
University of California, Series 2021 BI, Ref. RB	2.00%	05/15/2031	1,000	832,217
University of California, Series 2021 BI, Ref. RB	2.05%	05/15/2032	950	772,660
University of California, Series 2021 BI, Ref. RB	2.15%	05/15/2033	1,000	796,711
University of California, Series 2021 BI, Ref. RB	2.25%	05/15/2034	250	196,009
University of California, Series 2021 BI, Ref. RB	2.35%	05/15/2035	150	115,890
University of California, Series 2021 BI, Ref. RB	2.45%	05/15/2036	200	152,414
University of California, Series 2021 BJ, RB	3.07%	05/15/2051	1,660	1,151,838
University of California, Series 2024 B, RB	4.93%	05/15/2034	700	694,523
				276,387,721
Colorado-1.80%
Aurora (City of), CO (Green Bonds), Series 2021 B, Ref. RB	2.72%	08/01/2046	175	120,743
Board of Governors of Colorado State University System, Series 2010 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.96%	03/01/2033	950	970,327
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.70%	11/01/2039	1,100	917,921
Colorado (State of) Regional Transportation District, Series 2010 B, RB	5.84%	11/01/2050	4,025	4,195,303
Colorado (State of) Regional Transportation District, Series 2010, COP	7.67%	06/01/2040	2,950	3,496,595
Colorado Housing and Finance Authority, Series 2023 K-1, RB, (CEP - GNMA)	5.54%	11/01/2038	1,000	989,218
Colorado Housing and Finance Authority, Series 2023 K-1, RB, (CEP - GNMA)	6.50%	11/01/2053	2,000	2,066,836
Colorado Housing and Finance Authority, Series 2023 Q-1, RB, (CEP - GNMA)	6.07%	11/01/2038	1,500	1,529,219
Colorado Mesa University, Series 2009 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.80%	05/15/2040	1,215	1,244,051
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	950	881,289
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.52%	11/15/2032	2,000	1,656,158
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.62%	11/15/2033	1,450	1,182,395
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	450	454,738
Denver City & County School District No. 1, Series 2011, Ref. COP	7.02%	12/15/2037	1,220	1,388,743
				21,093,536
Connecticut-1.52%
Connecticut (State of), Series 2019 A, GO Bonds	3.48%	04/15/2029	450	425,812
Connecticut (State of), Series 2021 A, GO Bonds	0.92%	06/01/2025	250	239,596
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2021 A, GO Bonds	1.12%	06/01/2026	$400	$ 370,723
Connecticut (State of), Series 2021 A, GO Bonds	1.50%	06/01/2027	200	181,583
Connecticut (State of), Series 2021 A, GO Bonds	1.65%	06/01/2028	350	310,955
Connecticut (State of), Series 2021 A, GO Bonds	1.89%	06/01/2029	440	385,164
Connecticut (State of), Series 2021 A, GO Bonds	1.99%	06/01/2030	650	558,046
Connecticut (State of), Series 2021 A, GO Bonds	2.09%	06/01/2031	850	714,337
Connecticut (State of) (Transportation Infrastructure), Series 2010, RB	5.46%	11/01/2030	1,000	999,348
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2021 L-2, RB	3.54%	07/01/2051	2,610	1,777,189
Hartford (County of), CT Metropolitan District (Clean Water), Series 2020, Ref. RB	2.56%	04/01/2039	950	699,958
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(a)	4.35%	03/01/2039	4,765	4,318,009
New Britain (City of), CT, Series 2020 B, Ref. GO Bonds, (INS - AGM)(a)	3.25%	09/01/2042	4,000	3,023,183
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	2,000	2,045,296
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,595	1,718,102
				17,767,301
Delaware-0.05%
University of Delaware, Series 2018, RB	4.07%	11/01/2050	720	611,589
District of Columbia-0.73%
District of Columbia, Series 2009 E, RB	5.59%	12/01/2034	2,200	2,225,400
District of Columbia, Series 2010 F, RB	5.58%	12/01/2035	1,300	1,310,466
District of Columbia, Series 2023 B, Ref. RB	5.20%	05/01/2032	1,200	1,230,690
District of Columbia Water & Sewer Authority (Green Bonds), Series 2014 A, RB	4.81%	10/01/2114	950	836,201
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2009 D, RB	7.46%	10/01/2046	2,430	2,939,956
				8,542,713
Florida-3.67%
Deltona (City of), FL, Series 2021, Ref. RB, (INS - BAM)(a)	2.84%	10/01/2050	3,000	1,945,825
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB, (INS - AGM)(a)	3.61%	08/15/2040	5,750	4,483,661
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGM)(a)	3.22%	02/01/2032	950	798,143
Gainesville (City of), FL, Series 2003 B, RB, (INS - NATL)(a)	5.42%	10/01/2033	1,000	1,008,425
Gainesville (City of), FL, Series 2020, RB	3.05%	10/01/2040	6,000	4,523,115
JEA Electric System, Series 2009 F, RB	6.41%	10/01/2034	450	471,262
JEA Water & Sewer System, Series 2010 A, RB	6.21%	10/01/2033	1,100	1,143,190
Lee Memorial Health System, Series 2010 A, RB	7.28%	04/01/2027	2,450	2,534,620
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	950	894,303
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	3,550	3,301,931
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	2,650	2,439,908
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	1.23%	10/01/2025	1,500	1,420,729
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	3.27%	10/01/2041	2,250	1,752,282
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.29%	10/01/2031	500	417,954
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.44%	10/01/2032	450	371,291
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.54%	10/01/2033	450	365,510
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.74%	10/01/2036	1,000	771,831
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.79%	10/01/2037	450	341,832
Miami-Dade (County of), FL Transit System, Series 2010 B, RB	5.53%	07/01/2032	2,450	2,470,564
Miami-Dade (County of), FL Transit System, Series 2020 B, Ref. RB	2.60%	07/01/2042	1,050	759,749
Reedy Creek Improvement District, Series 2020 A, Ref. GO Bonds	2.73%	06/01/2038	2,350	1,796,605
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 B, Ref. RB, (INS - AGM)(a)	2.54%	10/01/2030	1,800	1,509,375
State Board of Administration Finance Corp., Series 2020 A, RB	1.71%	07/01/2027	4,505	4,061,524
State Board of Administration Finance Corp., Series 2020 A, RB	2.15%	07/01/2030	3,950	3,329,493
				42,913,122
Georgia-1.66%
Atlanta (City of), GA, Series 2020, Ref. RB	2.26%	11/01/2035	900	705,842
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2022, Ref. RB	3.47%	10/01/2042	4,950	3,889,905
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB	3.13%	11/01/2049	100	71,424
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of), Series 2010, GO Bonds	4.31%	10/01/2026	$950	$ 929,080
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB	6.66%	04/01/2057	4,214	4,746,540
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010, RB	7.06%	04/01/2057	1,380	1,547,523
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	6.47%	07/01/2045	5,000	5,361,298
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 B, RB	6.70%	07/01/2056	1,900	2,095,829
				19,347,441
Hawaii-1.84%
Hawaii (State of), Series 2010 DX, GO Bonds	5.53%	02/01/2030	950	976,445
Hawaii (State of), Series 2017 A, RB	3.89%	07/01/2037	1,200	1,062,103
Hawaii (State of), Series 2020 E, Ref. RB	2.23%	07/01/2029	2,200	1,948,239
Hawaii (State of), Series 2020 FZ, GO Bonds	0.89%	08/01/2026	1,000	917,788
Hawaii (State of), Series 2020 FZ, GO Bonds	2.00%	08/01/2027	4,850	4,454,625
Hawaii (State of), Series 2020 FZ, GO Bonds	1.70%	08/01/2032	5,000	3,945,118
Hawaii (State of), Series 2020 FZ, GO Bonds	1.87%	08/01/2033	1,000	776,146
Hawaii (State of), Series 2020 FZ, GO Bonds	2.29%	08/01/2040	900	611,229
Hawaii (State of), Series 2020 GB, GO Bonds	0.85%	10/01/2025	2,000	1,891,394
Hawaii (State of), Series 2023 GM, GO Bonds	5.32%	10/01/2038	400	405,961
Hawaii (State of), Series 2023 GM, GO Bonds	5.30%	10/01/2039	800	807,947
Hawaii (State of), Series 2023 GM, GO Bonds	5.40%	10/01/2041	500	505,446
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.47%	07/01/2030	500	414,803
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.62%	07/01/2031	1,000	812,454
Kauai (County of), HI, Series 2010 A, GO Bonds	5.76%	08/01/2033	1,850	1,951,060
				21,480,758
Idaho-0.70%
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.36%	01/01/2043	2,435	2,352,971
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.45%	01/01/2048	2,385	2,286,694
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.37%	01/01/2039	1,000	981,840
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.51%	01/01/2044	1,000	973,952
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.55%	07/01/2049	1,000	960,945
Idaho (State of) Housing & Finance Association (Garvee), Series 2010 A-2, RB	6.35%	07/15/2028	570	587,906
				8,144,308
Illinois-7.15%
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	2,000	2,255,909
Chicago (City of), IL, Series 2010 B, Ref. GO Bonds	6.21%	01/01/2032	4,515	4,605,974
Chicago (City of), IL, Series 2010 C, GO Bonds	6.21%	01/01/2036	240	242,497
Chicago (City of), IL, Series 2010 D, GO Bonds	6.26%	01/01/2040	2,000	2,044,284
Chicago (City of), IL, Series 2011 C-1, GO Bonds	7.78%	01/01/2035	1,665	1,877,956
Chicago (City of), IL, Series 2015 B, GO Bonds	7.38%	01/01/2033	2,049	2,215,328
Chicago (City of), IL (O’Hare International Airport), Series 2010 B, RB	6.40%	01/01/2040	1,200	1,305,572
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	4,950	4,490,099
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	4,580	4,163,813
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	1.70%	01/01/2026	4,815	4,563,547
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.35%	01/01/2030	2,950	2,590,310
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.45%	01/01/2031	2,000	1,725,957
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.55%	01/01/2032	2,000	1,699,698
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 E, Ref. GO Bonds	1.82%	12/01/2027	950	858,164
Chicago (City of), IL Transit Authority, Series 2010 B, RB	6.20%	12/01/2040	1,000	1,043,387
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.60%	12/01/2035	9,950	8,673,458
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.91%	12/01/2040	3,000	2,550,399
Du Page (County of), IL, Series 2010, GO Bonds	5.70%	01/01/2029	500	504,989
Illinois (State of), Series 2003, GO Bonds	5.10%	06/01/2033	300	294,191
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	9,250	9,991,257
Illinois (State of), Series 2010, GO Bonds	6.75%	03/01/2028	1,815	1,898,246
Illinois (State of), Series 2010, GO Bonds	6.63%	02/01/2035	1,692	1,763,731
Illinois (State of), Series 2010-3, GO Bonds	6.73%	04/01/2035	846	886,085
Illinois (State of), Series 2022 A, GO Bonds	5.50%	10/01/2025	950	950,572
Illinois (State of), Series 2023 A, GO Bonds	5.21%	05/01/2026	1,000	997,976
Illinois (State of), Series 2023 A, GO Bonds	5.11%	05/01/2027	950	948,540
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Ann & Robert H. Lurie Children’s Hospital), Series 2018, Ref. RB	3.94%	08/15/2047	$900	$ 719,979
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020, Ref. RB	3.51%	05/15/2041	4,000	3,020,204
Illinois (State of) Housing Development Authority, Series 2023 I, Ref. RB, (CEP - FNMA)	5.76%	10/01/2053	1,000	976,026
Illinois (State of) Housing Development Authority (Social Bonds), Series 2023 O, RB, (CEP - FNMA)	6.28%	10/01/2049	1,000	1,004,197
Illinois (State of) Municipal Electric Agency, Series 2009, RB	6.83%	02/01/2035	845	901,050
Illinois (State of) Regional Transportation Authority, Series 2010, RB	6.00%	07/01/2035	500	516,096
Northern Illinois Municipal Power Agency, Series 2010 A, RB	7.62%	01/01/2030	145	154,431
Sales Tax Securitization Corp., Series 2017 B, Ref. RB	3.59%	01/01/2043	850	706,163
Sales Tax Securitization Corp., Series 2019 A, Ref. RB	4.79%	01/01/2048	250	227,493
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.96%	01/01/2032	2,500	2,180,086
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(a)	3.41%	01/01/2043	6,000	4,613,558
Sales Tax Securitization Corp., Series 2021 B, Ref. RB	3.24%	01/01/2042	1,995	1,581,132
Sales Tax Securitization Corp., Series 2023 B, Ref. RB	4.87%	01/01/2032	500	496,243
Sales Tax Securitization Corp. (Social Bonds), Series 2023 B, RB	5.29%	01/01/2041	1,350	1,336,787
				83,575,384
Indiana-0.74%
Indiana (State of) Finance Authority, Series 2009 B, RB	6.60%	02/01/2039	1,200	1,310,335
Indiana (State of) Finance Authority (Green Bonds) (Ohio River Bridges East and Crossing), Series 2021, RB	3.05%	01/01/2051	450	320,411
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 B-3, RB, (CEP - GNMA)	5.43%	07/01/2048	1,300	1,217,664
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 C-2, RB, (CEP - GNMA)	5.55%	07/01/2043	1,000	967,546
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 C-2, RB, (CEP - GNMA)	5.60%	07/01/2047	1,000	959,050
Indianapolis Local Public Improvement Bond Bank, Series 2010 A-2, RB	5.85%	01/15/2030	830	839,930
Indianapolis Local Public Improvement Bond Bank, Series 2010 B-2, RB	5.97%	01/15/2030	2,970	3,010,591
				8,625,527
Iowa-0.32%
Coralville (City of), IA, Series 2023 A, Ref. GO Bonds, (INS - AGM)(a)	6.22%	05/01/2043	3,000	3,036,446
Iowa Student Loan Liquidity Corp., Series 2022 A, RB	5.08%	12/01/2039	725	698,759
				3,735,205
Kansas-0.48%
Kansas (State of) Department of Transportation, Series 2010, RB	4.60%	09/01/2035	1,510	1,430,884
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.73%	04/15/2037	1,400	1,347,754
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.93%	04/15/2045	1,900	1,809,037
Kansas (State of) Development Finance Authority, Series 2021 K, RB, (INS - BAM)(a)	2.77%	05/01/2051	1,500	1,022,441
				5,610,116
Kentucky-0.31%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	1,000	850,664
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2049	2,000	1,340,906
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.22%	07/01/2053	1,950	1,283,827
Louisville (City of) & Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	150	152,286
				3,627,683
Louisiana-1.96%
Lafayette (Parish of), LA School Board, Series 2020, Ref. RB	2.83%	04/01/2048	1,965	1,319,160
Louisiana (State of), Series 2020 A-2, Ref. RB	2.23%	05/01/2036	2,000	1,491,741
Louisiana (State of), Series 2020 A-2, Ref. RB	2.53%	05/01/2041	2,800	1,981,439
Louisiana (State of), Series 2020 C-1, Ref. GO Bonds	1.86%	06/01/2032	3,000	2,416,835
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.17%	06/01/2040	1,450	1,122,492
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.25%	06/01/2044	1,000	729,429
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2020, Ref. RB, (INS - AGM)(a)	2.59%	02/01/2043	$3,225	$ 2,192,086
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2020, Ref. RB, (INS - AGM)(a)	2.64%	02/01/2048	950	595,442
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2022, RB	4.48%	08/01/2039	3,540	3,279,503
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2023, RB	5.05%	12/01/2034	1,250	1,232,465
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(a)	2.28%	06/01/2030	4,850	4,181,988
Louisiana (State of) Transportation Authority, Series 2021 A, Ref. RB	3.08%	08/15/2043	100	72,945
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.84%	06/01/2041	1,400	1,008,346
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.89%	12/01/2041	1,500	1,122,075
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.94%	06/01/2045	170	113,828
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.99%	12/01/2045	150	106,481
				22,966,255
Maine-0.06%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 B, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2043	1,000	735,065
Maryland-1.18%
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.14%	07/01/2026	410	378,177
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.34%	07/01/2027	1,000	897,311
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.58%	07/01/2028	555	487,654
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.81%	07/01/2040	1,000	759,066
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.86%	07/01/2043	145	102,980
Baltimore (County of), MD, Series 2010 C, GO Bonds	4.45%	11/01/2026	1,000	978,463
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.81%	08/01/2025	450	427,119
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.91%	08/01/2026	715	654,352
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.25%	08/01/2027	950	848,181
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.30%	08/01/2028	1,000	867,051
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.64%	08/01/2029	1,000	853,977
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.69%	08/01/2030	450	373,593
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2013 B, RB	4.67%	07/01/2036	1,000	952,170
Maryland Community Development Administration, Series 2023 D, RB, (CEP - GNMA)	5.36%	09/01/2038	1,000	978,622
Maryland Community Development Administration, Series 2023 D, RB, (CEP - GNMA)	5.48%	09/01/2043	500	482,360
Maryland Community Development Administration, Series 2023 D, RB, (CEP - GNMA)	5.53%	03/01/2047	500	478,629
Maryland Community Development Administration, Series 2023 F, RB, (CEP - GNMA)	6.15%	09/01/2038	1,000	1,018,763
Maryland Community Development Administration, Series 2023 F, RB, (CEP - GNMA)	6.23%	09/01/2043	1,000	1,014,434
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	1,400	1,203,439
				13,756,341
Massachusetts-3.56%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	7,715	7,644,433
Massachusetts (Commonwealth of), Series 2010 D, GO Bonds	4.50%	08/01/2031	1,650	1,577,567
Massachusetts (Commonwealth of), Series 2010, GO Bonds	4.68%	05/01/2026	2,400	2,378,101
Massachusetts (Commonwealth of), Series 2019 D, Ref. GO Bonds	2.81%	09/01/2043	650	463,604
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.70%	11/01/2025	2,000	1,879,831
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.99%	11/01/2026	1,000	910,659
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.14%	11/01/2027	3,000	2,657,273
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.37%	11/01/2028	2,500	2,167,036
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.87%	11/01/2033	1,850	1,440,825
Massachusetts (Commonwealth of) (Green Bonds), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,500	1,150,831
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2010, RB	5.87%	07/01/2040	1,850	1,920,834
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	820	807,561
Massachusetts (Commonwealth of) College Building Authority, Series 2009 C, RB, (CEP - Colorado Higher Education Intercept Program)	5.83%	05/01/2030	4,950	5,043,465
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.84%	12/01/2042	1,500	1,492,884
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.92%	12/01/2047	$750	$ 742,316
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.56%	12/01/2052	940	931,592
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.72%	07/01/2042	1,200	865,189
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.87%	07/01/2051	525	342,100
Massachusetts (Commonwealth of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	350	356,125
Massachusetts (Commonwealth of) School Building Authority, Series 2019 B, Ref. RB	3.40%	10/15/2040	550	450,189
Massachusetts (Commonwealth of) School Building Authority, Series 2020 C, Ref. RB	2.95%	05/15/2043	800	579,824
Massachusetts (Commonwealth of) School Building Authority, Series 2021 A, Ref. RB	2.40%	02/15/2036	675	512,268
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2019 F, Ref. RB	3.10%	08/01/2039	1,000	848,620
University of Massachusetts Building Authority, Series 2010 2, RB	4.55%	11/01/2025	1,450	1,430,046
University of Massachusetts Building Authority, Series 2021 2, Ref. RB	2.65%	11/01/2036	3,805	2,971,561
				41,564,734
Michigan-2.13%
Gerald R Ford International Airport Authority, Series 2023 A, RB	5.50%	01/01/2053	1,300	1,306,606
Great Lakes Water Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	2.62%	07/01/2036	1,800	1,438,036
Macomb (County of), MI, Series 2020, Ref. GO Bonds	1.67%	11/01/2029	2,850	2,438,767
Michigan (State of) Building Authority, Series 2020 II, Ref. RB	2.71%	10/15/2040	3,900	2,920,110
Michigan (State of) Finance Authority (Detroit Distributable State Aid Fifth Lien and LTGO Financial Recovery Refunding), Series 2018 D, RB	5.02%	11/01/2043	1,774	1,680,443
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C, Ref. RB	3.61%	11/01/2032	500	464,077
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C-1, Ref. RB	3.59%	11/01/2035	1,000	881,723
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.12%	09/01/2025	250	237,460
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.27%	09/01/2026	500	459,638
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.53%	09/01/2027	500	448,803
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.68%	09/01/2028	1,000	877,321
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.88%	09/01/2029	500	429,439
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	2.03%	09/01/2030	950	793,786
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	3.23%	09/01/2047	2,000	1,500,711
University of Michigan, Series 2010 A, RB	5.51%	04/01/2030	250	250,722
University of Michigan, Series 2020 B, RB	1.67%	04/01/2030	1,050	890,347
University of Michigan, Series 2022 A, RB	3.50%	04/01/2052	1,800	1,362,293
University of Michigan, Series 2022 A, RB	4.45%	04/01/2122	1,950	1,584,947
University of Michigan, Series 2022 C, Ref. RB	3.60%	04/01/2047	4,950	4,124,114
University of Michigan (Green Bonds), Series 2022 B, RB	3.50%	04/01/2052	1,033	781,805
Western Michigan University, Series 2021 B, Ref. RB, (INS - AGM)(a)	2.88%	11/15/2043	100	73,004
				24,944,152
Minnesota-0.23%
Minnesota (State of) Housing Finance Agency, Series 2023 S, RB, (CEP - GNMA)	6.33%	07/01/2049	1,000	1,014,386
University of Minnesota, Series 2022, RB	4.05%	04/01/2052	1,950	1,651,597
				2,665,983
Mississippi-1.47%
Medical Center Educational Building Corp. (Captial Improvement), Series 2020, Ref. RB	2.92%	06/01/2041	500	376,372
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	2,460	2,512,123
Mississippi (State of), Series 2010 F, GO Bonds	5.25%	11/01/2034	950	948,955
Mississippi (State of), Series 2020 A, Ref. GO Bonds	0.94%	11/01/2026	4,500	4,099,799
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.04%	11/01/2027	5,000	4,419,336
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.63%	11/01/2031	500	403,549
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.73%	11/01/2032	3,750	2,953,083
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.78%	11/01/2033	1,900	1,458,660
				17,171,877
Missouri-0.98%
Curators of the University of Missouri (The), Series 2020, Ref. RB	2.01%	11/01/2027	1,260	1,151,880
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	$4,900	$ 3,992,747
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009 A, RB	6.89%	01/01/2042	4,950	5,448,309
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2010 A, RB	7.60%	01/01/2032	835	905,388
				11,498,324
Montana-0.04%
Montana (State of) Facility Finance Authority (Benefis Health Systems Obligated Group), Series 2021 B, RB	3.25%	08/15/2051	250	175,400
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2021, RB	3.00%	08/15/2051	400	254,387
				429,787
Nebraska-0.19%
Omaha Public Facilities Corp., Series 2017, RB	4.35%	02/01/2047	1,735	1,468,069
University of Nebraska Facilities Corp. (The), Series 2019 A, Ref. RB	3.04%	10/01/2049	1,100	796,282
				2,264,351
Nevada-0.56%
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	1,295	1,334,140
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	1,620	1,774,661
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	3,000	3,486,326
				6,595,127
New Hampshire-0.59%
New Hampshire (State of) Business Finance Authority (Birmingham Care Center), Series 2021, RB	3.78%	01/01/2036	1,200	967,557
New Hampshire (State of) Business Finance Authority (Butler Health Care Center), Series 2020, RB	3.28%	10/01/2037	2,870	2,025,359
New Hampshire (State of) Business Finance Authority (Lease), Series 2021, Ref. RB	3.30%	04/01/2032	2,900	2,291,648
New Hampshire (State of) Business Finance Authority (VA Eugene Health Care Center), Series 2020, Ref. RB	3.18%	01/01/2036	1,915	1,402,773
New Hampshire (State of) Turnpike System, Series 2009 A, RB	6.01%	11/01/2039	200	208,770
				6,896,107
New Jersey-2.63%
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	185	187,483
New Jersey (State of) Economic Development Authority, Series 2007 A-2, RB, (INS - AGC)(a)	6.31%	07/01/2026	115	115,137
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2021, Ref. RB, (INS - AGM)(a)	4.43%	07/01/2051	1,950	1,537,865
New Jersey (State of) Educational Facilities Authority (Seton Hall University), Series 2020 D, RB, (INS - AGM)(a)	3.96%	07/01/2048	1,400	1,032,575
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	1,405	1,526,392
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 C, RB	5.75%	12/15/2028	1,940	1,945,642
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	4.13%	06/15/2042	1,000	834,284
New Jersey (State of) Turnpike Authority, Series 2010 A, RB	7.10%	01/01/2041	900	1,020,082
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.05%	01/01/2026	7,675	7,197,527
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.28%	01/01/2027	350	318,755
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.48%	01/01/2028	80	71,123
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.71%	01/01/2029	200	174,429
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.81%	01/01/2030	500	425,978
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.86%	01/01/2031	500	415,117
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	2.78%	01/01/2040	1,000	737,207
New Jersey Institute of Technology, Series 2020 B, Ref. RB	3.42%	07/01/2042	4,000	3,143,133
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	500	533,827
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	450	534,802
Rutgers The State University of New Jersey, Series 2010 H, RB	5.55%	05/01/2029	685	691,770
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	3,500	2,775,103
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	4,950	5,476,706
				30,694,937
New York-12.99%
Metropolitan Transportation Authority, Series 2009, RB	5.87%	11/15/2039	335	338,029
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	1,965	2,307,039
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority, Series 2010 A-2, RB	6.09%	11/15/2040	$2,500	$ 2,603,891
Metropolitan Transportation Authority, Series 2010 E, RB	6.81%	11/15/2040	6,375	6,942,979
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	1,750	1,880,087
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	2,250	2,432,021
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	4,036,974
New York & New Jersey (States of) Port Authority, One Hudred Sixty Eighth Series 2011, RB	4.93%	10/01/2051	5,385	5,032,348
New York & New Jersey (States of) Port Authority, One Hundred and Seventy Fourth Series 2012, RB	4.46%	10/01/2062	1,025	896,251
New York & New Jersey (States of) Port Authority, Series 2021, RB	3.14%	02/15/2051	2,000	1,452,469
New York & New Jersey (States of) Port Authority, Two Hundred First Series 2017, RB	4.23%	10/15/2057	2,675	2,232,234
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Ninth Series 2023, Ref. RB	5.07%	07/15/2053	7,000	6,716,863
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fifth Series 2021, RB	3.18%	07/15/2060	800	535,706
New York (City of), NY, Series 2009 D-1, GO Bonds	5.99%	12/01/2036	1,400	1,449,920
New York (City of), NY, Series 2009, GO Bonds	5.21%	10/01/2031	6,000	5,985,331
New York (City of), NY, Series 2010 F-1, GO Bonds	6.27%	12/01/2037	1,870	1,989,366
New York (City of), NY, Series 2010 G-1, GO Bonds	5.97%	03/01/2036	8,395	8,732,146
New York (City of), NY, Series 2010 H-1, GO Bonds	5.65%	06/01/2027	950	950,721
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	4,850	4,973,428
New York (City of), NY, Series 2020 D-3, GO Bonds	2.22%	03/01/2035	930	702,075
New York (City of), NY, Series 2023 B-1, GO Bonds	5.83%	10/01/2053	2,000	2,158,186
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.63%	08/01/2028	10,000	9,132,188
New York (City of), NY (Social Bonds), Series 2022, GO Bonds	5.26%	10/01/2052	1,550	1,557,961
New York (City of), NY Educational Construction Fund, Series 2010 A, RB	6.00%	04/01/2035	1,950	2,036,798
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.68%	03/01/2033	2,000	1,637,840
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.73%	03/01/2034	3,000	2,410,346
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.78%	03/01/2035	3,000	2,367,725
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	5.72%	06/15/2042	4,460	4,469,326
New York (City of), NY Transitional Finance Authority, Series 2009, RB	5.77%	08/01/2036	1,100	1,120,465
New York (City of), NY Transitional Finance Authority, Series 2010 G-3, RB	5.27%	05/01/2027	4,000	4,007,225
New York (City of), NY Transitional Finance Authority, Series 2010 S-1B, RB	6.83%	07/15/2040	3,610	3,942,852
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.51%	08/01/2037	1,525	1,525,652
New York (City of), NY Transitional Finance Authority, Subseries 2017 A-3, RB	2.45%	05/01/2027	1,000	931,748
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	2,760	2,754,596
New York (State of) Dormitory Authority, Series 2010 H, RB	5.29%	03/15/2033	1,345	1,334,600
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	1,800	1,770,255
New York (State of) Dormitory Authority, Series 2019 B, Ref. RB	3.14%	07/01/2043	900	719,421
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB(b)	1.26%	03/15/2026	2,000	1,871,569
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.19%	03/15/2026	1,000	934,522
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.54%	03/15/2027	1,000	914,280
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.75%	03/15/2028	1,000	893,887
New York (State of) Dormitory Authority, Series 2021 C, RB	1.95%	03/15/2029	900	788,374
New York (State of) Dormitory Authority, Series 2021 C, RB	2.05%	03/15/2030	1,000	857,496
New York (State of) Dormitory Authority, Series 2021 C, RB	2.15%	03/15/2031	1,000	840,195
New York (State of) Dormitory Authority, Series 2021 C, RB	2.25%	03/15/2032	900	742,382
New York (State of) Dormitory Authority, Series 2021 C, RB	2.20%	03/15/2034	900	707,983
New York (State of) Dormitory Authority (Barnard College), Series 2022 B, Ref. RB	5.97%	07/01/2042	3,000	2,931,236
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	4,950	4,531,264
New York (State of) Dormitory Authority (New York University) (Green Bonds), Series 2019 B-2, RB	4.01%	07/01/2049	3,000	2,391,524
New York (State of) Thruway Authority, Series 2019 M, Ref. RB	2.90%	01/01/2035	4,950	4,177,468
New York City Housing Development Corp. (Sustainability Bonds), Series 2021 B, RB	2.95%	11/01/2041	4,850	3,564,856
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	1,900	1,933,688
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.80%	03/15/2031	5,000	4,095,555
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.90%	03/15/2032	4,350	3,485,555
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	2,950	2,768,556
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.57%	07/01/2029	$1,950	$ 1,809,804
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	2,715	2,678,641
Triborough Bridge & Tunnel Authority, Series 2010, RB	5.45%	11/15/2032	2,230	2,250,639
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	543,045
				151,779,581
North Carolina-0.06%
University of North Carolina at Chapel Hill, Series 2016 C, Ref. RB	3.33%	12/01/2036	760	670,161
Ohio-2.49%
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	5,880	7,589,201
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	3,245	3,856,537
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	1,905	2,000,347
American Municipal Power, Inc. (OH Combined Hydroelectric), Series 2009 B, RB	6.45%	02/15/2044	1,950	2,087,097
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB	6.05%	02/15/2043	1,005	1,033,592
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2010, RB	5.94%	02/15/2047	1,000	1,022,347
Buckeye Tobacco Settlement Financing Authority, Series 2020 A-1, Ref. RB	1.95%	06/01/2026	950	888,711
Columbus (City of), OH Regional Airport Authority, Series 2019, RB	4.20%	12/15/2048	1,000	812,919
Cuyahoga (County of), OH (MetroHealth System), Series 2010 B, RB	8.22%	02/15/2040	950	1,053,117
Franklin (County of), OH Convention Facilities Authority, Series 2010 B, RB	6.39%	12/01/2030	1,000	1,040,288
Franklin (County of), OH Convention Facilities Authority, Series 2010 B, RB	6.54%	12/01/2036	1,070	1,147,731
JobsOhio Beverage System, Series 2020 A, Ref. RB	2.83%	01/01/2038	1,850	1,480,796
JobsOhio Beverage System, Series 2023, RB	4.43%	01/01/2033	2,655	2,593,766
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 B, Ref. RB	3.70%	01/01/2043	1,000	847,133
Ohio State University (The), Series 2014, RB	5.59%	12/01/2114	950	921,202
Ohio State University (The), Series 2016 A, RB	3.80%	12/01/2046	950	756,677
				29,131,461
Oklahoma-0.89%
Oklahoma (City of), OK Water Utilities Trust, Series 2022, Ref. RB	4.64%	07/01/2042	950	879,782
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.38%	11/01/2045	3,350	3,070,844
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.71%	05/01/2052	2,000	1,843,193
Oklahoma (State of) Development Finance Authority (Public Service Co. of Oklahama), Series 2022, RB	4.62%	06/01/2044	4,900	4,642,228
				10,436,047
Oregon-2.07%
Hillsboro Economic Development Council, Series 2024, RB, (INS - AGM)(a)	5.94%	06/01/2043	400	407,170
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	9,950	9,411,472
Morrow (Port of), OR (Bonneville Cooperation Project No. 4), Series 2016, RB	2.99%	09/01/2036	1,850	1,505,492
Oregon (State of), Series 2003, GO Bonds	5.89%	06/01/2027	1,900	1,920,246
Oregon (State of) Department of Transportation, Series 2010 A, RB	5.83%	11/15/2034	950	973,447
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.66%	11/15/2031	4,000	3,220,637
Oregon (State of) Housing & Community Services Department (Single Family Mortgage), Series 2023, Ref. RB	6.25%	07/01/2053	1,000	1,017,759
Oregon State University, Series 2019, RB	4.05%	04/01/2052	3,950	3,084,424
Oregon State University, Series 2020, RB, (INS - BAM)(a)	3.42%	03/01/2060	2,620	1,860,821
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	950	776,013
				24,177,481
Pennsylvania-2.97%
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.09%	11/01/2033	900	706,698
Commonwealth Financing Authority, Series 2010 C-2, RB	5.59%	06/01/2030	2,000	2,018,713
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	4,950	4,136,464
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGM)(a)	3.66%	06/01/2038	1,400	1,217,669
Commonwealth Financing Authority, Series 2020 C, Ref. RB	3.53%	06/01/2042	900	720,941
Commonwealth Financing Authority, Series 2021 A, RB	2.99%	06/01/2042	900	662,205
Erie (City & County of), PA Water Authority, Series 2020 C, RB, (INS - AGM)(a)	3.46%	06/01/2060	3,140	2,107,891
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.23%	12/01/2050	600	408,401
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.48%	12/01/2055	1,000	695,014
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.63%	12/01/2059	2,450	1,718,699
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of), Series 2010 B, GO Bonds	4.65%	02/15/2026	$2,135	$ 2,119,371
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.85%	06/15/2036	1,000	786,456
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	3.14%	06/15/2042	900	681,816
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	950	972,333
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2020, Ref. RB	3.44%	12/01/2043	2,900	2,221,095
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,393	1,473,029
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.42%	12/01/2041	4,950	3,917,453
Philadelphia School District (The), Series 2010 B, GO Bonds	6.62%	06/01/2030	950	989,004
Pittsburgh (City of), PA, Series 2020 B, Ref. GO Bonds	1.19%	09/01/2026	4,000	3,675,428
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2018, RB	5.05%	08/15/2049	1,500	1,334,379
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	2,750	2,124,684
				34,687,743
South Carolina-0.28%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2020, Ref. RB	1.42%	12/01/2027	1,000	889,620
Columbia (City of), SC, Series 2021 B, Ref. RB	3.01%	02/01/2049	245	176,470
South Carolina (State of) Jobs-Economic Development Authority (Conway Hospital, Inc.), Series 2020, RB, (INS - AGM)(a)	2.73%	07/01/2030	400	345,416
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	1,750	1,878,748
				3,290,254
South Dakota-0.01%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2019 B, Ref. RB	3.69%	07/01/2042	150	117,694
Tennessee-0.71%
Memphis (City of), TN, Series 2010, GO Bonds	6.04%	07/01/2034	1,000	1,059,925
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.39%	07/01/2030	100	82,085
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.49%	07/01/2031	100	79,959
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.59%	07/01/2032	125	97,565
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.79%	07/01/2034	200	149,218
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 B, RB	4.05%	07/01/2026	1,000	976,058
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016, Ref. RB	3.44%	10/01/2046	950	744,373
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 B, RB	3.24%	07/01/2052	2,450	1,536,516
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2010 B, RB	6.73%	07/01/2043	1,000	1,082,151
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.45%	07/01/2043	1,000	994,493
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.60%	07/01/2056	1,500	1,498,068
				8,300,411
Texas-10.37%
Austin (City of), TX, Series 2021, Ref. RB, (INS - AGM)(a)	2.86%	11/15/2042	2,485	1,766,696
Board of Regents of the University of Texas System (Build America Bonds), Series 2010 C, RB	4.64%	08/15/2030	10,000	9,790,119
Board of Regents of the University of Texas System (Build America Bonds), Series 2010 C, RB	4.79%	08/15/2046	1,000	950,465
Board of Regents of the University of Texas System (Build America Bonds), Series 2010 D, RB	5.13%	08/15/2042	850	845,294
Colony Local Development Corp., Series 2013 A, RB, (INS - BHAC)(a)	4.88%	10/01/2047	950	860,795
Corpus Christi (City of), TX, Series 2020 B, Ref. RB	2.81%	07/15/2040	300	224,606
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.33%	11/01/2025	$3,250	$ 3,079,708
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.65%	11/01/2026	2,200	2,032,451
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.92%	11/01/2050	900	631,416
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.30%	11/01/2025	950	899,789
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.53%	11/01/2026	1,000	921,060
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.73%	11/01/2027	1,000	903,567
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.93%	11/01/2028	750	666,262
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.04%	11/01/2029	2,000	1,741,420
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.14%	11/01/2030	2,000	1,709,234
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.74%	11/01/2035	2,000	1,599,331
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.87%	11/01/2037	1,500	1,168,034
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.84%	11/01/2046	2,500	1,787,114
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.09%	11/01/2051	1,500	1,237,983
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.51%	11/01/2051	2,400	2,118,669
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.00%	11/01/2042	800	780,791
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.05%	11/01/2047	200	192,318
Dallas (City of), TX Area Rapid Transit, Series 2009 B, RB	6.00%	12/01/2044	2,000	2,098,207
Dallas (City of), TX Area Rapid Transit, Series 2021 A, Ref. RB	2.61%	12/01/2048	850	576,985
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2025	250	246,743
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2026	900	883,166
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2027	250	244,508
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2028	950	925,824
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	400	387,626
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	1.94%	08/15/2030	1,000	852,394
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.01%	08/15/2031	1,000	834,431
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.09%	08/15/2032	250	204,429
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	2,730	3,045,992
Denison Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.74%	08/01/2041	5,500	3,959,647
El Paso (City of), TX, Series 2014, Ref. GO Bonds	5.18%	08/15/2034	120	119,069
Fort Worth (City of), TX, Series 2017 B, RB	4.09%	03/01/2037	1,035	928,552
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.22%	10/01/2049	740	534,032
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.24%	10/01/2052	1,000	712,734
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	3.71%	11/15/2056	4,000	2,870,805
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 C, Ref. RB, (INS - AGM)(a)	3.86%	11/15/2040	2,155	1,787,368
Houston (City of), TX, Series 2017, GO Bonds	3.96%	03/01/2047	850	719,230
Houston (City of), TX, Series 2020 C, Ref. RB	1.82%	07/01/2027	1,000	911,638
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.52%	03/01/2042	3,000	2,757,259
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.67%	03/01/2050	2,950	2,651,020
North Texas Tollway Authority, Series 2009 B, RB	6.72%	01/01/2049	1,700	1,917,885
North Texas Tollway Authority, Series 2020, Ref. RB	3.08%	01/01/2042	500	380,591
North Texas Tollway Authority, Series 2021, Ref. RB	3.01%	01/01/2043	850	637,324
Permanent University Fund - University of Texas System, Series 2009, RB	5.26%	07/01/2039	300	296,590
San Antonio (City of), TX, Series 2016, Ctfs. Of Obligation	2.93%	02/01/2046	1,345	953,501
San Antonio (City of), TX, Series 2022, GO Bonds	4.53%	02/01/2042	2,000	1,783,723
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.29%	09/01/2040	$500	$ 389,671
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.42%	09/01/2050	900	622,082
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	2,580	2,630,966
Texas (State of), Series 2019, Ref. GO Bonds	3.21%	04/01/2044	1,000	788,946
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2025	950	948,438
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2026	1,450	1,454,148
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2027	3,175	3,200,463
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2028	3,250	3,291,070
Texas (State of), Series 2021 A, Ref. GO Bonds	4.00%	10/01/2029	1,790	1,733,149
Texas (State of), Series 2021 A, Ref. GO Bonds	1.84%	10/01/2030	1,780	1,503,324
Texas (State of), Series 2021 A, Ref. GO Bonds	1.94%	10/01/2031	1,345	1,113,194
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2025	1,000	998,356
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2026	1,570	1,574,491
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	2,730	2,751,894
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	1,585	1,605,029
Texas (State of), Series 2021 B, Ref. GO Bonds	3.00%	10/01/2029	3,655	3,368,359
Texas (State of), Series 2021 B, Ref. GO Bonds	1.84%	10/01/2030	200	168,913
Texas (State of), Series 2021 B, Ref. GO Bonds	1.94%	10/01/2031	850	703,505
Texas (State of), Series 2021 B, Ref. GO Bonds	2.04%	10/01/2032	1,570	1,274,841
Texas (State of), Series 2021 B, Ref. GO Bonds	2.14%	10/01/2033	1,000	797,290
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB	3.03%	08/15/2041	1,950	1,460,943
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.03%	04/01/2026	1,030	1,020,679
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	3,765	3,744,753
Texas A&M University, Series 2019 A, RB	4.20%	05/15/2048	2,450	2,094,975
Texas A&M University, Series 2019 B, Ref. RB	2.62%	05/15/2029	2,950	2,679,419
Texas A&M University, Series 2021 B, RB	2.81%	05/15/2041	1,000	738,557
Texas Natural Gas Securitization Finance Corp., Series 2023 A-1, RB	5.10%	04/01/2035	873	872,225
Texas Natural Gas Securitization Finance Corp., Series 2023 A-2, RB	5.17%	04/01/2041	3,000	2,978,736
Uptown Development Authority, Series 2021 B, RB, (INS - AGM)(a)	3.46%	09/01/2040	1,160	893,601
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.84%	03/01/2040	4,900	3,624,564
				121,154,976
Utah-0.88%
Salt Lake (County of), UT Municipal Building Authority, Series 2009 B, RB	5.82%	12/01/2029	400	405,319
Utah (State of), Series 2010 B, GO Bonds	3.54%	07/01/2025	119	117,658
Utah (State of) Transit Authority, Series 2009 B, RB	5.94%	06/15/2039	1,765	1,831,904
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.72%	12/15/2027	4,000	3,606,886
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.82%	12/15/2028	150	132,365
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.94%	12/15/2029	4,900	4,237,685
				10,331,817
Virgin Islands-0.07%
Virgin Islands (Government of) Water & Power Authority (Electric System), Series 2010 C, RB, (INS - AGM)(a)	6.85%	07/01/2035	745	786,558
Virginia-0.42%
Virginia (Commonwealth of) Housing Development Authority, Series 2019 A, RB	2.95%	10/25/2049	1,601	1,387,154
Virginia (Commonwealth of) Housing Development Authority, Series 2020 B, RB	2.75%	10/25/2046	1,147	955,189
Virginia (Commonwealth of) Housing Development Authority, Series 2020 C, RB	3.83%	04/01/2055	1,600	1,154,283
Virginia (Commonwealth of) Housing Development Authority, Series 2020 F, RB	3.28%	07/01/2050	1,990	1,359,684
				4,856,310
Washington-1.38%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	650	682,418
Central Puget Sound Regional Transit Authority (Build America Bonds), Series 2009 S-2T, RB	5.49%	11/01/2039	1,805	1,805,931
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	450	478,505
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	1,380	1,372,161
Grant (County of), WA Public Utility District No. 2 (Preist Rapids Hydroelectric), Series 2010 L, Ref. RB	5.73%	01/01/2030	2,450	2,489,765
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Grant (County of), WA Public Utility District No. 2 (Preist Rapids Hydroelectric), Series 2010 L, Ref. RB	5.83%	01/01/2040	$2,750	$ 2,820,853
King (County of), WA, Series 2020 B, Ref. RB	1.30%	01/01/2028	1,000	889,470
King (County of), WA, Series 2020 B, Ref. RB	1.46%	01/01/2029	165	143,508
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	500	449,973
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	1,000	1,000,424
Tacoma (City of), WA, Series 2010 B, RB, (INS - AGM)(a)	5.79%	01/01/2032	2,570	2,626,934
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	1,350	1,382,415
				16,142,357
West Virginia-0.22%
Ohio (County of), WV, Series 2019 A, Ref. RB	4.00%	03/01/2040	1,800	1,361,872
Tobacco Settlement Finance Authority, Series 2020, Ref. RB	4.31%	06/01/2049	1,650	1,231,798
				2,593,670
Wisconsin-0.68%
Wisconsin (State of), Series 2016 B, Ref. RB	3.29%	05/01/2037	1,000	837,834
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	2,950	2,693,750
Wisconsin (State of), Series 2020 A, Ref. RB	2.50%	05/01/2032	1,900	1,593,725
Wisconsin (State of) Center District, Series 2020 B, Ref. RB, (INS - AGM)(a)	4.17%	12/15/2050	1,950	1,490,774
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, RB, (INS - AGM)(a)	3.09%	06/01/2050	2,000	1,319,776
				7,935,859
Total Municipal Obligations (Cost $1,324,411,277)				1,150,917,372
			Shares
Money Market Funds-0.31%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d) (Cost $3,586,016)			3,586,016	3,586,016
TOTAL INVESTMENTS IN SECURITIES(e)-98.79% (Cost $1,327,997,293)				1,154,503,388
OTHER ASSETS LESS LIABILITIES-1.21%				14,161,373
NET ASSETS-100.00%				$1,168,664,761

See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
BHAC	-Berkshire Hathaway Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
FNMA	-Federal National Mortgage Association
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,750,804	$74,163,250	$(82,328,038)	$-	$-	$3,586,016	$350,300

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(e)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp	6.56%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Variable Rate Preferred ETF (VRP)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-75.73%
Banks-31.34%
BAC Capital Trust XIV, Series G, 5.99% (3 mo. Term SOFR + 0.66%)(b)(c)	$3,721,000	$ 3,157,407
Bank of America Corp.
Series AA, 6.10%(b)(d)	14,505,000	14,557,508
Series DD, 6.30%(b)(d)(e)	7,560,000	7,630,860
Series FF, 5.88%(b)(d)(e)	17,416,000	17,120,408
Series JJ, 5.13%(b)(d)	6,465,000	6,464,921
Series MM, 4.30%(b)(d)	5,795,000	5,647,727
Series RR, 4.38%(b)(d)(e)	12,590,000	11,804,303
Series TT, 6.13%(b)(d)(e)	15,076,000	15,075,913
Series U, 8.74% (3 mo. Term SOFR + 3.40%)(b)(c)	7,556,000	7,555,663
Series X, 6.25%(b)(d)	15,295,000	15,266,386
Bank of Montreal (Canada), 4.80%(b)(d)(e)	3,760,000	3,704,389
Bank of Nova Scotia (The) (Canada)
4.90%(b)(d)	9,511,000	9,348,856
8.21% (3 mo. Term SOFR + 2.91%)(b)(c)	9,430,000	9,182,394
Citigroup, Inc.
Series AA, 7.63%(b)(d)(e)	11,410,000	11,885,660
Series BB, 7.20%(b)(d)	4,150,000	4,236,830
Series CC, 7.13%(b)(d)	13,500,000	13,503,650
Series M, 9.01% (3 mo. Term SOFR + 3.68%)(b)(c)	13,350,000	13,407,338
Series P, 5.95%(b)(d)	15,287,000	15,185,922
Series V, 4.70%(b)(d)	11,410,000	11,195,308
Series X, 3.88%(b)(d)	17,660,000	16,658,637
Series Y, 4.15%(b)(d)(e)	7,543,000	7,001,999
Series Z, 7.38%(b)(d)(e)	9,554,000	9,802,796
Citizens Financial Group, Inc., Series F, 5.65%(b)(d)(e)	3,020,000	2,965,420
CoBank, ACB
Series J, 4.25%(b)(d)	3,150,000	2,714,318
Series K, 6.45%(b)(d)	2,922,000	2,901,949
Comerica, Inc., 5.63%(b)(d)	3,017,000	2,960,376
Fifth Third Bancorp
Series H, 8.60% (3 mo. Term SOFR + 3.29%)(b)(c)(e)	4,525,000	4,473,816
Series L, 4.50%(b)(d)	2,640,000	2,552,314
Huntington Bancshares, Inc.
Series E, 8.47% (3 mo. Term SOFR + 3.14%)(b)(c)	3,089,000	3,025,955
Series F, 5.63%(b)(d)(e)	3,761,000	3,513,693
Series G, 4.45%(b)(d)	3,765,000	3,483,401
JPMorgan Chase & Co.
Series CC, 8.17% (3 mo. Term SOFR + 2.84%)(b)(c)(e)	9,506,000	9,612,458
Series FF, 5.00%(b)(d)	17,196,000	17,158,924
Series HH, 4.60%(b)(d)	23,034,000	22,664,367
Series II, 4.00%(b)(d)(e)	11,535,000	11,198,430
Series KK, 3.65%(b)(d)(e)	15,245,000	14,347,362
Series NN, 6.88%(b)(d)	19,080,000	19,736,104
Series W, 6.58% (3 mo. Term SOFR + 1.26%), 05/15/2047(c)	2,994,000	2,721,662
Series X, 6.10%(b)(d)(e)	12,254,000	12,304,523
KeyCorp, Series D, 5.00%(b)(d)	3,915,000	3,500,693
	Principal Amount	Value
Banks-(continued)
M&T Bank Corp.
3.50%(b)(d)	$3,760,000	$3,103,238
Series E, 9.19% (3 mo. Term SOFR + 3.87%)(b)(c)(e)	2,647,000	2,677,284
Series F, 5.13%(b)(d)	3,676,000	3,464,554
Series G, 5.00%(b)(d)	3,005,000	2,957,694
PNC Financial Services Group, Inc. (The)
Series R, 8.65% (3 mo. Term SOFR + 3.30%)(b)(c)	3,685,000	3,699,228
Series S, 5.00%(b)(d)(e)	3,945,000	3,823,819
Series T, 3.40%(b)(d)	11,353,000	10,119,562
Series U, 6.00%(b)(d)	7,491,000	7,308,665
Series V, 6.20%(b)(d)	9,498,000	9,355,915
Series W, 6.25%(b)(d)	11,357,000	10,866,732
Regions Financial Corp., Series D, 5.75%(b)(d)(e)	2,641,000	2,620,099
Truist Financial Corp.
Series A, 6.25% (3 mo. Term SOFR + 0.93%), 05/15/2027(c)	2,577,000	2,501,071
Series L, 8.69% (3 mo. Term SOFR + 3.36%)(b)(c)(e)	5,635,000	5,686,566
Series M, 5.13%(b)(d)(e)	3,780,000	3,506,934
Series N, 4.80%(b)(d)	13,000,000	12,733,276
Series P, 4.95%(b)(d)	7,550,000	7,406,816
Series Q, 5.10%(b)(d)	7,621,000	7,101,607
U.S. Bancorp
3.70%(b)(d)	11,335,000	10,116,760
Series J, 5.30%(b)(d)(e)	7,720,000	7,400,950
USB Capital IX, 6.61% (3 mo. Term SOFR + 1.28%)(b)(c)	5,080,000	4,200,743
Wells Fargo & Co.
7.63%(b)(d)(e)	13,190,000	13,922,243
Series BB, 3.90%(b)(d)	26,620,000	25,175,282
		530,979,678
Capital Markets-9.02%
Bank of New York Mellon Corp. (The)
Series F, 4.63%(b)(d)	7,566,000	7,170,303
Series H, 3.70%(b)(d)(e)	4,395,000	4,192,695
Series I, 3.75%(b)(d)	9,765,000	8,988,028
Charles Schwab Corp. (The)
Series F, 5.00%(b)(d)(e)	3,700,000	3,353,108
Series G, 5.38%(b)(d)(e)	18,830,000	18,579,335
Series I, 4.00%(b)(d)	15,683,000	14,607,734
Series K, 5.00%(b)(d)(e)	5,630,000	5,375,980
Goldman Sachs Capital II, 6.38% (3 mo. Term SOFR + 1.03%)(b)(c)(e)	5,774,000	4,963,078
Goldman Sachs Group, Inc. (The)
Series O, 5.30%(b)(d)(e)	4,900,000	4,824,678
Series Q, 5.50%(b)(d)(e)	3,774,000	3,772,202
Series R, 4.95%(b)(d)	4,530,000	4,471,611
Series S, 4.40%(b)(d)	2,640,000	2,587,838
Series T, 3.80%(b)(d)(e)	5,062,000	4,754,040
Series U, 3.65%(b)(d)	5,655,000	5,204,624
Series V, 4.13%(b)(d)	5,642,000	5,235,936
Series W, 7.50%(b)(d)	11,235,000	11,732,385
Series Z, 7.50%(b)(d)	17,170,000	17,683,641
Mellon Capital IV, Series 1, 6.16% (3 mo. Term SOFR + 0.83%)(b)(c)	3,676,000	3,195,774
Northern Trust Corp., Series D, 4.60%(b)(d)(e)	3,755,000	3,623,056
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
State Street Corp.
6.59% (3 mo. Term SOFR + 1.26%), 06/15/2047(c)	$3,703,000	$3,190,561
Series H, 8.13% (3 mo. Term SOFR + 2.80%)(b)(c)	3,780,000	3,807,280
Series I, 6.70%(b)(d)	11,400,000	11,547,163
		152,861,050
Consumer Finance-3.23%
Ally Financial, Inc.
Series B, 4.70%(b)(d)	10,379,000	9,169,647
Series C, 4.70%(b)(d)	7,471,000	5,993,359
American Express Co., 3.55%(b)(d)	12,061,000	11,024,319
Capital One Financial Corp., Series M, 3.95%(b)(d)(e)	7,599,000	6,848,322
Discover Financial Services
Series C, 5.50%(b)(d)	4,280,000	3,653,613
Series D, 6.13%(b)(d)(e)	3,785,000	3,772,361
General Motors Financial Co., Inc.
Series A, 5.75%(b)(d)	7,556,000	7,141,385
Series B, 6.50%(b)(d)(e)	3,782,000	3,658,065
Series C, 5.70%(b)(d)(e)	3,740,000	3,526,281
		54,787,352
Electric Utilities-5.98%
American Electric Power Co., Inc., 3.88%, 02/15/2062(d)	5,660,000	5,184,446
Duke Energy Corp.
3.25%, 01/15/2082(d)	3,790,000	3,400,082
4.88%(b)(d)	7,535,000	7,447,035
Edison International
8.13%, 06/15/2053(d)	3,770,000	3,909,038
7.88%, 06/15/2054(d)	3,395,000	3,478,004
Series A, 5.38%(b)(d)	8,800,000	8,599,372
Series B, 5.00%(b)(d)	3,865,000	3,689,345
Emera, Inc. (Canada), Series 16-A, 6.75%, 06/15/2076(d)(e)	9,134,000	9,068,204
Entergy Corp., 7.13%, 12/01/2054(d)	9,286,000	9,257,016
National Rural Utilities Cooperative Finance Corp.
5.25%, 04/20/2046(d)	2,638,000	2,566,715
7.13%, 09/15/2053(d)	3,010,000	3,102,476
NextEra Energy Capital Holdings, Inc.
6.70%, 09/01/2054(d)(e)	7,544,000	7,547,955
4.80%, 12/01/2077(d)	4,135,000	3,810,843
5.65%, 05/01/2079(d)	3,770,000	3,591,507
3.80%, 03/15/2082(d)	4,495,000	4,105,660
PPL Capital Funding, Inc., Series A, 8.24% (3 mo. Term SOFR + 2.93%), 03/30/2067(c)	3,622,000	3,590,398
Southern California Edison Co., Series E, 9.79% (3 mo. Term SOFR + 4.46%)(b)(c)	2,642,000	2,647,438
Southern Co. (The)
Series 21-A, 3.75%, 09/15/2051(d)	7,560,000	7,045,861
Series B, 4.00%, 01/15/2051(d)	9,514,000	9,186,825
		101,228,220
Financial Services-0.45%
Corebridge Financial, Inc., 6.88%, 12/15/2052(d)	7,550,000	7,600,961
	Principal Amount	Value
Independent Power and Renewable Electricity Producers-0.62%
AES Corp. (The), 7.60%, 01/15/2055(d)	$7,300,000	$ 7,364,845
Tennessee Valley Authority
Series A, 2.22% (30 yr. U.S. Treasury Yield Curve Rate + 0.84%), 05/01/2025(c)(e)(f)	63,548	1,389,159
Series D, 2.13% (30 yr. U.S. Treasury Yield Curve Rate + 0.94%), 06/01/2025(c)(e)(f)	77,462	1,756,064
		10,510,068
Insurance-6.39%
Aegon N.V. (Netherlands), 5.50%, 04/11/2048(d)	6,090,000	5,900,654
Allstate Corp. (The)
6.50%, 05/15/2057(d)	3,780,000	3,805,666
Series B, 8.52% (3 mo. Term SOFR + 3.20%), 08/15/2053(c)	6,059,000	6,084,133
American International Group, Inc., Series A-9, 5.75%, 04/01/2048(d)	5,674,000	5,577,590
Assurant, Inc., 7.00%, 03/27/2048(d)	3,035,000	3,071,384
Enstar Finance LLC
5.75%, 09/01/2040(d)	2,639,000	2,596,488
5.50%, 01/15/2042(d)	3,776,000	3,689,536
Lincoln National Corp.
7.95% (3 mo. Term SOFR + 2.62%), 05/17/2066(c)	4,140,000	3,413,836
7.63% (3 mo. Term SOFR + 2.30%), 04/20/2067(c)	3,230,000	2,511,323
Series C, 9.25%(b)(d)(e)	3,770,000	4,070,891
Markel Group, Inc., 6.00%(b)(d)	4,519,000	4,489,694
MetLife, Inc., Series D, 5.88%(b)(d)(e)	3,770,000	3,776,827
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	3,018,000	2,997,372
PartnerRe Finance B LLC, 4.50%, 10/01/2050(d)	3,765,000	3,421,656
Prudential Financial, Inc.
5.38%, 05/15/2045(d)	7,552,000	7,457,002
4.50%, 09/15/2047(d)(e)	5,675,000	5,352,839
5.70%, 09/15/2048(d)	7,557,000	7,414,702
3.70%, 10/01/2050(d)	6,015,000	5,178,783
5.13%, 03/01/2052(d)	7,530,000	6,998,201
6.00%, 09/01/2052(d)	9,245,000	9,043,011
6.75%, 03/01/2053(d)	3,780,000	3,874,330
6.50%, 03/15/2054(d)	7,570,000	7,608,073
		108,333,991
Machinery-0.31%
Stanley Black & Decker, Inc., 4.00%, 03/15/2060(d)	5,650,000	5,226,309
Media-0.67%
Paramount Global
6.25%, 02/28/2057(d)	4,906,000	4,278,867
6.38%, 03/30/2062(d)	7,680,000	7,006,411
		11,285,278
Multi-Utilities-4.03%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(d)	5,648,000	5,090,071
CMS Energy Corp.
4.75%, 06/01/2050(d)	3,775,000	3,472,705
3.75%, 12/01/2050(d)	3,020,000	2,499,206

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2024
(Unaudited)
	Principal Amount	Value
Multi-Utilities-(continued)
Dominion Energy, Inc.
Series A, 5.75%, 10/01/2054(d)	$5,181,000	$5,177,693
Series A, 6.88%, 02/01/2055(d)	7,750,000	7,865,629
Series B, 7.00%, 06/01/2054(d)	7,750,000	8,004,154
Series B, 4.65%(b)(d)	6,015,000	5,995,753
Series C, 4.35%(b)(d)(e)	5,652,000	5,369,190
NiSource, Inc., 6.95%, 11/30/2054(d)	3,850,000	3,859,709
Sempra
4.13%, 04/01/2052(d)	7,590,000	7,011,132
6.88%, 10/01/2054(d)(e)	4,530,000	4,491,210
4.88%(b)(d)	6,800,000	6,652,378
WEC Energy Group, Inc., 7.70% (3 mo. Term SOFR + 2.37%), 05/15/2067(c)	2,853,000	2,813,804
		68,302,634
Oil, Gas & Consumable Fuels-11.55%
BP Capital Markets PLC
4.38%(b)(d)	9,044,000	8,866,094
4.88%(b)(d)	19,218,000	18,192,395
6.45%(b)(d)(e)	9,830,000	10,074,345
Enbridge, Inc. (Canada)
5.50%, 07/15/2077(d)	7,560,000	7,122,736
6.25%, 03/01/2078(d)	6,413,000	6,126,264
7.38%, 01/15/2083(d)	3,785,000	3,758,687
7.63%, 01/15/2083(d)	4,505,000	4,572,781
8.50%, 01/15/2084(d)	9,510,000	10,244,191
Series 16-A, 6.00%, 01/15/2077(d)	5,655,000	5,471,758
Series 20-A, Conv., 5.75%, 07/15/2080(d)	7,560,000	7,054,340
Series NC5, 8.25%, 01/15/2084(d)	5,650,000	5,874,028
Energy Transfer L.P.
8.00%, 05/15/2054(d)(e)	6,050,000	6,302,981
8.61% (3 mo. Term SOFR + 3.28%), 11/01/2066(c)(e)	4,116,000	3,956,372
Series A, 9.61% (3 mo. Term SOFR + 4.29%)(b)(c)	7,158,000	7,133,687
Series B, 6.63%(b)(d)	4,150,000	3,919,481
Series F, 6.75%(b)(d)	3,777,000	3,741,062
Series G, 7.13%(b)(d)	8,465,000	8,304,152
Series H, 6.50%(b)(d)	6,790,000	6,668,074
EnLink Midstream Partners L.P., Series C, 9.70% (3 mo. Term SOFR + 4.37%)(b)(c)	2,780,000	2,759,731
Enterprise Products Operating LLC
5.38%, 02/15/2078(d)	5,271,000	4,904,563
Series D, 8.57% (3 mo. Term SOFR + 3.25%), 08/16/2077(c)	2,581,000	2,562,162
Series E, 5.25%, 08/16/2077(d)	7,569,000	7,248,815
Plains All American Pipeline L.P., Series B, 9.69% (3 mo. Term SOFR + 4.37%)(b)(c)	6,048,000	6,032,173
TransCanada PipeLines Ltd. (Canada), 7.79% (3 mo. USD LIBOR + 2.21%), 05/15/2067(c)	7,468,000	6,749,550
Transcanada Trust (Canada)
5.63%, 05/20/2075(d)	5,661,000	5,565,384
5.30%, 03/15/2077(d)	11,355,000	10,607,835
5.50%, 09/15/2079(d)	8,295,000	7,616,763
5.60%, 03/07/2082(d)	6,050,000	5,455,254
Series 16-A, 5.88%, 08/15/2076(d)	9,041,000	8,858,164
		195,743,822
	Principal Amount	Value
Trading Companies & Distributors-0.33%
AerCap Holdings N.V. (Ireland), 5.88%, 10/10/2079(d)(e)	$5,590,000	$ 5,555,917
Wireless Telecommunication Services-1.81%
Vodafone Group PLC (United Kingdom)
7.00%, 04/04/2079(d)	15,030,000	15,508,924
3.25%, 06/04/2081(d)(e)	3,770,000	3,533,568
4.13%, 06/04/2081(d)	7,525,000	6,382,585
5.13%, 06/04/2081(d)	7,190,000	5,299,964
		30,725,041
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,326,396,670)		1,283,140,321
	Shares
Preferred Stocks-22.58%
Banks-7.24%
Associated Banc-Corp, Pfd., 6.63%(d)	90,613	2,037,886
Banc of California, Inc., Series F, Pfd., 7.75%(d)(e)	155,014	3,619,577
Bank of America Corp.
Series E, Pfd., 5.93% (3 mo. Term SOFR + 0.61%)(c)(e)	94,125	2,287,237
Series 5, Pfd., 6.09% (3 mo. Term SOFR + 0.76%)(c)	128,414	2,871,337
Series 2, Pfd., 6.25% (3 mo. Term SOFR + 0.91%)(c)	92,569	2,045,775
Series 4, Pfd., 6.35% (3 mo. Term SOFR + 1.01%)(c)(e)	64,225	1,472,037
Series K, Pfd., 6.45%	330,229	8,387,817
Series Z, Pfd., 6.50%(d)(e)	10,657,000	10,674,460
Citigroup, Inc.
Series W, Pfd., 4.00%(d)	11,460,000	10,980,165
Series U, Pfd., 5.00%(d)	11,447,000	11,324,199
Series T, Pfd., 6.25%(d)	11,399,000	11,411,786
Citizens Financial Group, Inc., Series D, Pfd., 9.21%(d)(e)	94,421	2,403,959
ConnectOne Bancorp, Inc., Series A, Pfd., 5.25%(d)(e)	34,734	703,363
Fifth Third Bancorp, Series I, Pfd., 9.30%(d)	140,470	3,600,246
Heartland Financial USA, Inc., Series E, Pfd., 7.00%(d)(e)	34,782	879,985
Huntington Bancshares, Inc., Series J, Pfd., 6.88%(d)	99,868	2,528,658
KeyCorp
Series E, Pfd., 6.13%(d)	155,209	3,748,297
Pfd., 6.20%(d)	183,341	4,152,674
M&T Bank Corp., Series H, Pfd., 5.63%(d)	77,681	1,855,799
Midland States Bancorp, Inc., Pfd., 7.75%(d)(e)	34,157	854,267
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(d)	155,917	2,775,323
Regions Financial Corp.
Series C, Pfd., 5.70%(d)	154,253	3,540,106
Series B, Pfd., 6.38%(d)	157,096	4,012,232
Synovus Financial Corp.
Series E, Pfd., 5.88%(d)	108,776	2,745,506
Series D, Pfd., 8.95% (3 mo. Term SOFR + 3.61%)(c)(e)	60,409	1,554,928
Truist Financial Corp., Series I, Pfd., 6.12% (3 mo. Term SOFR + 0.79%)(c)(e)	52,114	1,156,931

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Banks-(continued)
U.S. Bancorp
Series B, Pfd., 6.19% (3 mo. Term SOFR + 0.86%)(c)(e)	310,293	$ 6,665,094
Series A, Pfd., 6.61% (3 mo. Term SOFR + 1.28%)(c)	4,361	3,727,129
Valley National Bancorp
Series A, Pfd., 6.25%(d)(e)	34,736	788,160
Series B, Pfd., 9.14% (3 mo. USD LIBOR + 3.58%)(c)	30,616	743,969
WesBanco, Inc., Series A, Pfd., 6.75%(d)(e)	45,836	1,130,316
Western Alliance Bancorporation, Series A, Pfd., 4.25%(d)	90,974	1,677,560
Wintrust Financial Corp.
Series D, Pfd., 6.50%(d)	37,741	928,051
Series E, Pfd., 6.88%(d)	88,166	2,198,860
Zions Bancorporation N.A., Series G, Pfd., 9.83% (3 mo. USD LIBOR + 4.24%)(c)(e)	43,443	1,101,714
		122,585,403
Capital Markets-3.41%
Bank of New York Mellon Corp. (The), Series G, Pfd., 4.70%(d)	7,555,000	7,425,113
Charles Schwab Corp. (The), Series H, Pfd., 4.00%(d)	16,943,000	14,132,290
Goldman Sachs Group, Inc. (The)
Series D, Pfd., 6.26% (3 mo. Term SOFR + 0.93%)(c)(e)	419,727	9,821,612
Series A, Pfd., 6.34% (3 mo. Term SOFR + 1.01%)(c)	231,158	5,432,213
Series C, Pfd., 6.35% (3 mo. Term SOFR + 1.01%)(c)(e)	61,974	1,496,052
Series P, Pfd., 8.46% (3 mo. Term SOFR + 3.14%)(c)	11,425,000	11,400,994
Morgan Stanley, Series A, Pfd., 6.29% (3 mo. Term SOFR + 0.96%)(c)	346,951	8,004,160
		57,712,434
Consumer Finance-0.23%
Synchrony Financial, Series B, Pfd., 8.25%(d)	155,356	3,930,507
Electric Utilities-0.40%
SCE Trust III, Series H, Pfd., 8.58% (3 mo. Term SOFR + 3.25%)(c)(e)	84,271	2,171,664
SCE Trust IV, Series J, Pfd., 5.38%(d)	99,048	2,393,990
SCE Trust V, Series K, Pfd., 5.45%(d)	90,619	2,262,756
		6,828,410
Financial Services-2.31%
Apollo Global Management, Inc., Pfd., 7.63%(d)	190,065	5,036,722
Citigroup Capital XIII, Pfd., 11.96% (3 mo. Term SOFR + 6.63%)(c)	704,860	20,617,155
Compass Diversified Holdings, Series B, Pfd., 7.88%(d)	30,219	744,898
Equitable Holdings, Inc., Series B, Pfd., 4.95%(d)(e)	3,773,000	3,712,625
Jackson Financial, Inc., Pfd., 8.00%(d)	173,135	4,622,705
	Shares	Value
Financial Services-(continued)
Merchants Bancorp
Series B, Pfd., 6.00%(d)(e)	39,191	$ 972,721
Pfd., 8.25%(d)	43,971	1,140,608
Voya Financial, Inc., Series B, Pfd., 5.35%(d)	93,017	2,297,520
		39,144,954
Food Products-0.43%
CHS, Inc.
Series 3, Pfd., 6.75%(e)	152,271	3,928,592
Series 2, Pfd., 7.10%(e)	128,683	3,401,091
		7,329,683
Insurance-3.47%
Allstate Corp. (The), Pfd., 8.76% (3 mo. Term SOFR + 3.43%)(c)	155,410	4,043,768
American National Group, Inc.
Series A, Pfd., 5.95%(d)	122,014	2,968,601
Series B, Pfd., 6.63%(d)	91,764	2,266,571
Argo Group International Holdings, Inc., Pfd., 7.00%(d)	45,320	1,121,670
Aspen Insurance Holdings Ltd., Pfd., 9.62% (Bermuda)(d)(e)	84,899	2,198,035
Athene Holding Ltd.
Series A, Pfd., 6.35%(d)	268,726	6,511,231
Series C, Pfd., 6.38%(d)	186,272	4,656,800
Pfd., 7.25%(d)	171,715	4,382,167
Series E, Pfd., 7.75%(d)	155,402	4,063,762
Enstar Group Ltd., Series D, Pfd., 7.00%(d)	123,876	3,110,526
Kemper Corp., Pfd., 5.88%(d)	46,366	1,044,626
MetLife, Inc.
Series G, Pfd., 3.85%(d)(e)	7,560,000	7,287,864
Series A, Pfd., 6.59% (3 mo. Term SOFR + 1.26%)(c)(e)	190,130	4,694,310
Reinsurance Group of America, Inc.
Pfd., 5.75%(d)	128,228	3,194,160
Pfd., 7.13%(d)	220,304	5,752,137
SiriusPoint Ltd., Series B, Pfd., 8.00% (Bermuda)(d)	60,407	1,521,048
		58,817,276
Mortgage REITs-3.43%
ACRES Commercial Realty Corp., Series C, Pfd., 8.63%(d)(e)	36,889	912,634
AGNC Investment Corp.
Series F, Pfd., 6.13%(d)	176,267	4,239,221
Series E, Pfd., 6.50%(d)(e)	122,442	3,058,601
Series G, Pfd., 7.75%(d)	46,127	1,118,580
Series D, Pfd., 9.92% (3 mo. Term SOFR + 4.59%)(c)(e)	72,512	1,825,852
Series C, Pfd., 10.70% (3 mo. Term SOFR + 5.37%)(c)(e)	99,612	2,589,912
Annaly Capital Management, Inc.
Series I, Pfd., 6.75%(d)(e)	138,909	3,553,292
Series G, Pfd., 9.74% (3 mo. Term SOFR + 4.43%)(c)(e)	132,185	3,407,729
Series F, Pfd., 10.56% (3 mo. Term SOFR + 5.25%)(c)(e)	227,791	5,883,842
Arbor Realty Trust, Inc., Series F, Pfd., 6.25%(d)(e)	86,190	1,758,276

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Mortgage REITs-(continued)
Chimera Investment Corp.
Series C, Pfd., 7.75%(d)(e)	78,544	$ 1,794,730
Series D, Pfd., 10.90% (3 mo. Term SOFR + 5.60%)(c)	60,404	1,508,288
Series B, Pfd., 11.36% (3 mo. Term SOFR + 6.05%)(c)(e)	98,163	2,461,928
Dynex Capital, Inc., Series C, Pfd., 6.90%(d)	33,677	827,107
Ellington Financial, Inc.
Series B, Pfd., 6.25%(d)(e)	37,381	808,551
Pfd., 6.75%(d)	35,041	858,855
Series C, Pfd., 8.63%(d)(e)	31,357	766,052
Granite Point Mortgage Trust, Inc., Series A, Pfd., 7.00%(d)	63,376	1,032,395
MFA Financial, Inc., Series C, Pfd., 6.50%(d)(e)	83,048	2,015,575
New York Mortgage Trust, Inc.
Series F, Pfd., 6.88%(d)(e)	44,125	876,323
Series E, Pfd., 7.88%(d)	55,899	1,330,396
Series D, Pfd., 8.00%(d)(e)	47,116	1,018,177
Rithm Capital Corp.
Series C, Pfd., 6.38%(d)(e)	120,093	2,843,802
Series D, Pfd., 7.00%(d)	140,945	3,291,066
Series B, Pfd., 7.13%(d)(e)	86,936	2,187,310
Series A, Pfd., 7.50%(d)(e)	47,225	1,186,764
Two Harbors Investment Corp.
Series C, Pfd., 7.25%(d)(e)	83,595	2,000,428
Series B, Pfd., 7.63%(d)(e)	81,490	1,906,866
Series A, Pfd., 8.13%(d)(e)	40,464	946,858
		58,009,410
Multi-Utilities-0.16%
Algonquin Power & Utilities Corp., Series 19-A, Pfd., 6.20% (Canada)(d)	107,601	2,743,825
Oil, Gas & Consumable Fuels-0.96%
GasLog Partners L.P., Series A, Pfd., 8.63% (Greece)(d)	40,361	1,016,290
NGL Energy Partners L.P., Series B, Pfd., 12.81% (3 mo. Term SOFR + 7.47%)(c)	95,803	2,347,174
NuStar Energy L.P.
Series A, Pfd., (3 mo. Term SOFR + 7.03%)(c)	70,389	1,759,021
Series B, Pfd., (3 mo. Term SOFR + 5.90%)(c)	118,494	2,961,165
Series C, Pfd., (3 mo. USD LIBOR + 6.88%)(c)	54,191	1,354,233
NuStar Logistics L.P., Pfd., 0.00% (3 mo. Term SOFR + 7.00%)(c)	122,517	3,116,832
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Seapeak LLC, Series B, Pfd., 8.50% (Bermuda)(d)	51,352	$ 1,382,396
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)(d)	37,005	973,232
Series F, Pfd., 9.50% (Greece)(d)(e)	52,263	1,400,648
		16,310,991
Trading Companies & Distributors-0.54%
Air Lease Corp., Series A, Pfd., 9.24%(d)(e)	79,125	1,993,159
FTAI Aviation Ltd.
Series B, Pfd., 8.00%(d)(e)	38,061	979,690
Series A, Pfd., 8.25%(d)	32,664	838,158
Series C, Pfd., 8.25%(d)(e)	32,731	851,006
WESCO International, Inc., Series A, Pfd., 10.63%(d)	166,167	4,426,689
		9,088,702
Total Preferred Stocks (Cost $396,085,051)		382,501,595

Money Market Funds-1.85%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(g)(h) (Cost $31,310,013)	31,310,013	31,310,013
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $1,753,791,734)		1,696,951,929
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.46%
Invesco Private Government Fund, 5.30%(g)(h)(i)	40,128,932	40,128,932
Invesco Private Prime Fund, 5.48%(g)(h)(i)	103,216,069	103,247,034
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $143,385,959)		143,375,966
TOTAL INVESTMENTS IN SECURITIES-108.62% (Cost $1,897,177,693)		1,840,327,895
OTHER ASSETS LESS LIABILITIES-(8.62)%		(146,113,763)
NET ASSETS-100.00%		$1,694,214,132

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
Conv.	-Convertible
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Perpetual bond with no specified maturity date.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	All or a portion of this security was out on loan at May 31, 2024.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$237,637,170	$(206,327,157)	$-	$-	$31,310,013	$461,069
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	35,396,501	181,760,067	(177,027,636)	-	-	40,128,932	1,459,814*
Invesco Private Prime Fund	98,157,459	262,783,179	(257,715,958)	(10,247)	32,601	103,247,034	3,965,271*
Total	$133,553,960	$682,180,416	$(641,070,751)	$(10,247)	$32,601	$174,685,979	$5,886,154

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024, for each Fund, (except for Invesco California AMT-Free Municipal Bond ETF, Invesco Floating Rate Municipal Income ETF, Invesco National AMT-Free Municipal Bond ETF and Invesco New York AMT-Free Municipal Bond ETF). As of May 31, 2024, all of the securities in Invesco California AMT-Free Municipal Bond ETF, Invesco Floating Rate Municipal Income ETF, Invesco National AMT-Free Municipal Bond ETF and Invesco New York AMT-Free Municipal Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco CEF Income Composite ETF
Investments in Securities
Closed-End Funds	$745,873,711	$-	$-	$745,873,711
Money Market Funds	497,604	17,387,740	-	17,885,344
Total Investments	$746,371,315	$17,387,740	$-	$763,759,055
Invesco Equal Weight 0-30 Year Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$630,113,907	$-	$630,113,907
Money Market Funds	53,072	56,346,385	-	56,399,457
Total Investments	$53,072	$686,460,292	$-	$686,513,364
Invesco Fundamental High Yield® Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$633,090,962	$-	$633,090,962
Money Market Funds	327,491	209,775,725	-	210,103,216
Total Investments	$327,491	$842,866,687	$-	$843,194,178
Invesco Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$54,229,407	$-	$54,229,407
Money Market Funds	164,314	3,423,238	-	3,587,552
Total Investments	$164,314	$57,652,645	$-	$57,816,959
Invesco Preferred ETF
Investments in Securities
Preferred Stocks	$4,280,620,187	$4,735,732	$-	$4,285,355,919
Money Market Funds	-	96,868,726	-	96,868,726
Total Investments	$4,280,620,187	$101,604,458	$-	$4,382,224,645

	Level 1	Level 2	Level 3	Total
Invesco Short Term Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$1,710,876,727	$-	$1,710,876,727
Money Market Funds	207,584	-	-	207,584
Total Investments	$207,584	$1,710,876,727	$-	$1,711,084,311
Invesco Taxable Municipal Bond ETF
Investments in Securities
Municipal Obligations	$-	$1,150,917,372	$-	$1,150,917,372
Money Market Funds	3,586,016	-	-	3,586,016
Total Investments	$3,586,016	$1,150,917,372	$-	$1,154,503,388
Invesco Variable Rate Preferred ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$3,145,223	$1,279,995,098	$-	$1,283,140,321
Preferred Stocks	294,152,099	88,349,496	-	382,501,595
Money Market Funds	31,310,013	143,375,966	-	174,685,979
Total Investments	$328,607,335	$1,511,720,560	$-	$1,840,327,895